    As filed with the Securities and Exchange Commission on June 3, 2015.



                                                            File Nos. 333-176691

                                                                       811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.                          []


                      Post-Effective Amendment No. 14                        [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 356                             [x]


                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt

                                   President

                   First MetLife Investors Insurance Company

                        11225 North Community House Road

                              Charlotte, NC 28277


                                  COPIES TO:

                                W. Thomas Conner

                                 Reed Smith LLP

                              1301 K Street, N.W.

                            Suite 1100 - East Tower

                           Washington, DC 20005-3373


                  Approximate Date of Proposed Public Offering:


              On August 3, 2015 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[]     on (date) pursuant to paragraph (b) of Rule 485.


[x]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.



[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


TITLE OF SECURITIES REGISTERED

Interest in a separate account under individual flexible premium deferred variable annuity contracts

This registration statement incorporates herein by reference the Statement of Additional Information dated May 1, 2015 included in Post-Effective Amendment No. 13/Amendment No. 346 to the registration statement on Form N-4 (File Nos. 333-176691/811-08306) filed on April 22, 2015 pursuant to paragraph (b) of Rule 485.

                                                   THE VARIABLE ANNUITY CONTRACT


                                                                       ISSUED BY


                                       FIRST METLIFE INVESTORS INSURANCE COMPANY



                                                                             AND



                            FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                        CLASS VA

                                          (OFFERED ON AND AFTER OCTOBER 7, 2011)




                                                                __________, 2015




This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First MetLife Investors or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 63 investment choices



THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THE CONTRACTS AS DESCRIBED IN THIS PROSPECTUS UNTIL THE POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT RELATING TO THE CONTRACTS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE PROSPECTUS IS NOT AN OFFER TO SELL THESE CONTRACTS AND IS NOT SOLICITING AN OFFER TO BUY THESE CONTRACTS IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E):

     AB Global Dynamic Allocation Portfolio*
         (formerly AllianceBernstein Global Dynamic Allocation Portfolio) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio*
     American Funds (Reg. TM) Balanced Allocation Portfolio
         (Class C)+
     American Funds (Reg. TM) Growth Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Growth Portfolio (Class C)
     American Funds (Reg. TM) Moderate Allocation Portfolio
         (Class C)+
     AQR Global Risk Balanced Portfolio*
     BlackRock Global Tactical Strategies Portfolio*
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio*
     Invesco Comstock Portfolio
     Invesco Mid Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     JPMorgan Global Active Allocation Portfolio*
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio#
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio*
     MetLife Multi-Index Targeted Risk Portfolio*

     MetLife Small Cap Value Portfolio
         (formerly Third Avenue Small Cap Value Portfolio)
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio

     PanAgora Global Diversified Risk Portfolio*

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)

     Pyramis (Reg. TM) Government Income Portfolio*
     Pyramis (Reg. TM) Managed Risk Portfolio*
     Schroders Global Multi-Asset Portfolio*
     SSGA Growth and Income ETF Portfolio+
     SSGA Growth ETF Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio

METROPOLITAN SERIES FUND:

     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)*
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Asset Allocation 20 Portfolio (Class B)+
     MetLife Asset Allocation 40 Portfolio (Class B)+
     MetLife Asset Allocation 60 Portfolio (Class B)+
     MetLife Asset Allocation 80 Portfolio (Class B)
     MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)#
     Western Asset Management U.S. Government Portfolio (Class B)
     WMC Core Equity Opportunities Portfolio (Class E)




* If you elect the GWB v1 rider or a GMIB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GWB v1 rider or a GMIB Max rider.




+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.




# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated __________, 2015. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 91 of this prospectus. For a free copy of the SAI, call us at (800) 343-8496, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



__________, 2015

TABLE OF CONTENTS
                                         PAGE





INDEX OF SPECIAL TERMS..................  4
HIGHLIGHTS..............................  7
FEE TABLES AND EXAMPLES.................  9
1. THE ANNUITY CONTRACT................. 15
2. PURCHASE............................. 15
     Purchase Payments.................. 15
     Termination for Low Account Value.. 16
     Allocation of Purchase Payments.... 16
     Investment Allocation Restrictions
       for Certain Riders............... 17
     Free Look.......................... 23
     Accumulation Units................. 23
     Account Value...................... 24
     Replacement of Contracts........... 24
     Owning Multiple Contracts.......... 25
3. INVESTMENT OPTIONS................... 25
     Investment Portfolios That Are
       Funds-of-Funds................... 27
     Transfers.......................... 28
     Dollar Cost Averaging Programs..... 30
     Three Month Market Entry Program... 32
     Automatic Rebalancing Program...... 32
     Voting Rights...................... 32
     Substitution of Investment Options. 33
4. EXPENSES............................. 33
     Product Charges.................... 33
     Account Fee........................ 33
     Guaranteed Minimum Income Benefit
       - Rider Charge................... 34
     Guaranteed Withdrawal Benefit -
       Rider Charge..................... 34
     Guaranteed Lifetime Withdrawal
       Benefit - Rider Charge........... 35
     Withdrawal Charge.................. 35
     Reduction or Elimination of the
       Withdrawal Charge................ 36
     Premium and Other Taxes............ 36
     Transfer Fee....................... 37
     Income Taxes....................... 37
     Investment Portfolio Expenses...... 37
5. ANNUITY PAYMENTS
     (THE INCOME PHASE)................. 37
     Annuity Date....................... 37


     Annuity Payments................... 37
     Annuity Options.................... 38
     Variable Annuity Payments.......... 39
     Fixed Annuity Payments............. 40
6. ACCESS TO YOUR MONEY................. 40
     Systematic Withdrawal Program...... 41
     Suspension of Payments or
       Transfers........................ 42
7. LIVING BENEFITS...................... 42
     Overview of Living Benefit Riders.. 42
     Guaranteed Minimum Income Benefit
       (GMIB)........................... 43
     Operation of the GMIB.............. 43
     GMIB Rate Table.................... 51
     Guaranteed Withdrawal Benefit...... 54
     GWB Rate Table..................... 61
     Guaranteed Lifetime Withdrawal
       Benefit.......................... 63
     GLWB Rate Table.................... 70
8. PERFORMANCE.......................... 73
9. DEATH BENEFIT........................ 73
     Upon Your Death.................... 73
     Standard Death Benefit - Principal
       Protection....................... 74
     Optional Death Benefit - Annual
       Step-Up.......................... 74
     General Death Benefit Provisions... 75
     Spousal Continuation............... 75
     Death of the Annuitant............. 76
     Controlled Payout.................. 76
10. FEDERAL INCOME TAX STATUS........... 76
     Non-Qualified Contracts............ 76
     Qualified Contracts................ 80
11. OTHER INFORMATION................... 86
     First MetLife Investors............ 86
     The Separate Account............... 86
     Distributor........................ 87
     Selling Firms...................... 87
     Requests and Elections............. 89
     Ownership.......................... 91
     Legal Proceedings.................. 92
     Financial Statements............... 92

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  92
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment
       Portfolios....................... B-1
APPENDIX C.............................. C-1
     EDCA Examples with Multiple
       Purchase Payments................ C-1
APPENDIX D.............................. D-1
     Guaranteed Minimum Income Benefit
       (GMIB)
       Examples......................... D-1
APPENDIX E.............................. E-1
     Guaranteed Withdrawal Benefit
       Examples......................... E-1
APPENDIX F.............................. F-1
     Guaranteed Lifetime Withdrawal
       Benefit Examples................. F-1
APPENDIX G.............................. G-1
     Death Benefit Examples............. G-1

INDEX OF SPECIAL TERMS

Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                         PAGE

Account Value............................................................ 24
Accumulation Phase....................................................... 15
Accumulation Unit........................................................ 23
Annual Benefit Payment............................................ 55 and 64
Annuitant................................................................ 91
Annuity Date............................................................. 37
Annuity Options.......................................................... 38
Annuity Payments......................................................... 37
Annuity Service Center...................................................  8
Annuity Units............................................................ 38
Beneficiary.............................................................. 91
Benefit Base............................................................. 64
Business Day............................................................. 17
Contract Year............................................................ 16
Free Look................................................................ 23
GLWB Withdrawal Rate..................................................... 64
Good Order............................................................... 90
GWB Withdrawal Rate...................................................... 55
Income Base.............................................................. 44
Income Phase............................................................. 15
Investment Portfolios.................................................... 25
Joint Owners............................................................. 91
Owner.................................................................... 91
Purchase Payment......................................................... 15
Remaining Guaranteed Withdrawal Amount................................... 55
Separate Account......................................................... 86
Total Guaranteed Withdrawal Amount....................................... 54

                      This page intentionally left blank.

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed minimum income benefit (GMIB), a guaranteed withdrawal benefit (GWB), or a guaranteed lifetime withdrawal benefit (GLWB). We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GMIB, GWB, or GLWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information - The Separate Account.")



The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 7%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract or elect the GMIB (see "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)").


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase.



TAX DEFERRAL AND CERTAIN OWNERS. The contracts are offered for individuals, some tax qualified and non-tax qualified retirement plans, and certain corporations and other non-natural persons. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. In addition, non-tax qualified contracts owned by a non-natural person such as a corporation or certain other legal entities (other than a trust that holds the contract as agent for a natural person) do not receive tax deferral on earnings. Therefore, there should be reasons other than tax deferral for acquiring the contract by a corporation or certain other legal entities, or within a qualified plan. (See "Federal Income Tax Status.")



This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request, and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment, depending upon the performance of the Investment Portfolios. You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our ANNUITY SERVICE CENTER at:


                    MetLife Investors Distribution Company

                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (800) 343-8496


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. NEW YORK DOES NOT CURRENTLY ASSESS PREMIUM TAXES ON PURCHASE PAYMENTS.



--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              7%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------











































Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



      Number of Complete Years from     Withdrawal Charge
      Receipt of Purchase Payment       (% of Purchase Payment)
      -------------------------------   ------------------------
                    0                              7
                    1                              6
                    2                              6
                    3                              5
                    4                              4
                    5                              3
                    6                              2
             7 and thereafter                      0

Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)  $30


SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

 (as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge                 1.05%
Administration Charge                        0.25%
                                             ----
Total Separate Account Annual Expenses       1.30%
Death Benefit Rider Charges (Optional)
(as a percentage of average Account
  Value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.20%
  Death Benefit
Total Separate Account Annual Expenses
Including Charge for Optional Death          1.50%
  Benefit

--------------------------------------------------------------------------------

Note 1. An account fee of $30 is charged on the last day of each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses.")


Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER
CHARGES (Note 2)
(as a percentage of the Income Base
  (Note 3))
  GMIB Max V - maximum charge        1.50%
  GMIB Max V - current charge        1.00%

  GMIB Max IV - maximum charge       1.50%
  GMIB Max IV - current charge       1.00%

  GMIB Max III - maximum charge      1.50%
  GMIB Max III - current charge      1.00%

  GMIB Max II - maximum charge       1.50%
  GMIB Max II - current charge       1.00%

  GMIB Plus IV - maximum charge      1.50%
  GMIB Plus IV - current charge      1.00%

   -----------------------------------------------------------------------------

Note 1. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



Note 2. You may only elect one GMIB rider at a time. Only the GMIB Max V rider is currently available for purchase. The GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus IV riders are not available for purchase. Please see "Living Benefits - GMIB Rate Table" for information on when each GMIB rider is or was available.


Note 3. On the issue date, the Income Base is equal to your initial Purchase Payment. The Income Base is adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)" for a definition of the term Income Base. The GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus IV rider charges may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses.")

GUARANTEED WITHDRAWAL BENEFIT RIDER CHARGES

(as a percentage of the Total
  Guaranteed Withdrawal Amount (Note 4))
  GWB v1 - maximum charge                1.80%
  GWB v1 - current charge                0.90%

   -----------------------------------------------------------------------------

Note 4. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may be adjusted for subsequent Purchase Payments and withdrawals. See "Living Benefits - Guaranteed Withdrawal Benefit" for a definition of the term Total Guaranteed Withdrawal Amount. The GWB rider charge may increase upon an Automatic Annual Step-Up but will not exceed the maximum charges listed in this table. (See "Expenses.")





GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)
RIDER CHARGES

(as a percentage of the Benefit Base
  (Note 5))
  GLWB - maximum charge               2.00%
  GLWB - current charge               1.20%


--------------------------------------------------------------------------------


Note 5. On the issue date, the Benefit Base is set at an amount equal to your initial Purchase Payment. The Benefit Base is adjusted for subsequent Purchase Payments and may be adjusted for withdrawals. See "Living Benefits - Guaranteed Lifetime Withdrawal Benefit" for a definition of the term Benefit Base. The GLWB rider charge may increase upon an Automatic Step-Up, but it will not exceed the maximum charge listed in this table. (See "Expenses.")

--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS.




                                         Minimum     Maximum
                                         -------     -------

Total Annual Portfolio Expenses          0.52%       2.84%
(expenses that are deducted from
  Investment Portfolio assets, including
  management fees, 12b-1/service fees,
  and other expenses)

--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION - DISTRIBUTOR."

EXAMPLES [TO BE UPDATED BY AMENDMENT]


THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the GWB v1 rider (assuming the maximum 1.80% charge applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,343      (a)$2,450      (a)$3,511      (a)$6,141
    minimum       (b)$1,116      (b)$1,798      (b)$2,473      (b)$4,310

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$643      (a)$1,910      (a)$3,151      (a)$6,141
    minimum       (b)$416      (b)$1,258      (b)$2,113      (b)$4,310

CHART 2. Chart 2 assumes that you do not select an optional death benefit rider, a GMIB rider or a GWB rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,143      (a)$1,875      (a)$2,597      (a)$4,534
    minimum         (b)$911      (b)$1,190      (b)$1,471      (b)$2,371

(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:



                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$443      (a)$1,335      (a)$2,237      (a)$4,534
    minimum       (b)$211        (b)$650      (b)$1,111      (b)$2,371

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving Annuity Payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who are married spouses under state law, regardless of sex.




2. PURCHASE

The contract may not be available for purchase through your broker dealer ("selling firm") during certain periods. There are a number of reasons why the contract periodically may not be available, including that the insurance company wants to limit the volume of sales of the contract. You may wish to speak to your registered representative about how this may affect your purchase. For example, you may be required to submit your purchase application in Good Order prior to or on a stipulated date in order to purchase a contract, and a delay in such process could result in your not being able to purchase a contract. In addition, certain optional riders described in this prospectus may not be available through your selling firm, which you may also wish to discuss with your registered representative. Your selling firm may offer the contract with a lower maximum issue age for the contract and certain riders than other selling firms.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.

GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000 when the contract is purchased as a Non-Qualified Contract.


o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity) or other qualified plan, the minimum initial Purchase Payment we will accept is $2,000.


o If you want to make an initial Purchase Payment of $1 million or more, or a subsequent Purchase Payment that would cause your total Purchase Payments to exceed $1 million, you will need our prior approval.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in New York State. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.



o Certain riders have current and potential restrictions on subsequent Purchase Payments that are described in more detail below. For more information, see these subsections below: "Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders" and "Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB."



TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for three consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such three year period is less than $2,000. (A CONTRACT YEAR is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate any contract that includes a Guaranteed Minimum Income Benefit, Guaranteed Withdrawal Benefit, or Guaranteed Lifetime Withdrawal Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base of the Guaranteed Minimum Income Benefit rider, the Remaining Guaranteed Withdrawal Amount of the Guaranteed Withdrawal Benefit rider, any guaranteed amount remaining under the Guaranteed Lifetime Withdrawal Benefit, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.



ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Investment Portfolios you have selected. You may not choose more than 18 Investment

Portfolios at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information - Requests and Elections.")


We may restrict the investment options available to you if you select certain optional riders. These restrictions are intended to reduce the risk of investment losses that could require us to use our own assets to pay amounts due under the selected optional rider.


In the future, we may change the investment options that are available to you if you select certain optional riders. If you elect an optional rider and we later remove an investment option from the group of investment options available under that rider, you will not be required to reallocate Purchase Payments or Account Value that you had previously allocated to that investment option. However, you may not be able to allocate new Purchase Payments or transfer Account Value to that investment option.


If you choose the GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II, or GWB v1 riders, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders" until the rider terminates.


If you choose the Guaranteed Minimum Income Benefit Plus IV (GMIB Plus IV), we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation Restrictions for GMIB Plus IV" until the rider terminates.



If you choose the Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, we require you to allocate your Purchase Payments and Account Value as described below under "Investment Allocation and Other Purchase Payment Restrictions for the GLWB" until the rider terminates.



If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while an EDCA or Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the EDCA or DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the EDCA or DCA program. (See "Investment Options - Dollar Cost Averaging Programs.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios, we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS


INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GMIB MAX AND GWB V1 RIDERS


If you elect the GMIB Max V rider, or if you elected the GMIB Max IV, GMIB Max III or GMIB Max II rider (the four riders are referred to collectively as the "GMIB Max riders") or if you elect the GWB v1 rider, you may allocate your Purchase Payments and Account Value among the following Investment Portfolios:


(a) AB Global Dynamic Allocation Portfolio
     (formerly AllianceBernstein Global Dynamic Allocation Portfolio)


(b) Allianz Global Investors Dynamic Multi-Asset Plus Portfolio


(c) AQR Global Risk Balanced Portfolio


(d) BlackRock Global Tactical Strategies Portfolio


(e) Invesco Balanced-Risk Allocation Portfolio


(f) JPMorgan Global Active Allocation Portfolio

(g) MetLife Balanced Plus Portfolio


(h) MetLife Multi-Index Targeted Risk Portfolio


(i) PanAgora Global Diversified Risk Portfolio


(j) Pyramis (Reg. TM) Managed Risk Portfolio


(k) Schroders Global Multi-Asset Portfolio


In addition, you may allocate Purchase Payments and Account Value to the Barclays Aggregate Bond Index Portfolio or Pyramis (Reg. TM) Government Income Portfolio. No other Investment Portfolios are available with the GMIB Max or GWB v1 riders.


The Investment Portfolios listed above (other than the Barclays Aggregate Bond Index Portolio and Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GMIB Max and GWB v1 riders. For example, certain of the Investment Portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GMIB Max or GWB v1 riders are not selected may offer the potential for higher returns. Before you select a GMIB Max or GWB v1 rider, you and your financial representative should carefully consider whether the investment options available with the GMIB Max and GWB v1 riders meet your investment objectives and risk tolerance.


You may also allocate Purchase Payments to the Enhanced Dollar Cost Averaging
(EDCA) program, provided that your destination portfolios are one or more of the Investment Portfolios listed above. If you elect a GMIB Max or GWB v1 rider, you may not participate in the Dollar Cost Averaging (DCA) program.


If a GMIB Max or GWB v1 rider terminates (see the descriptions of the GMIB and GWB riders in the "Living Benefits" section), the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS - GMIB MAX. The following subsections describe potential and current restrictions on subsequent Purchase Payments on the GMIB Max riders.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose not to permit Owners of existing contracts with a GMIB Max V, GMIB Max IV, GMIB Max III, or GMIB Max II rider to make subsequent Purchase Payments if:
(a) that GMIB Max rider is no longer available to new customers, or (b) we make certain changes to the terms of that GMIB Max rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify Owners of contracts with a GMIB Max rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the Investment Portfolios listed above.


CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS.


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center before the close of the New York Stock
                                        ------
     Exchange on December 2, 2011, and you elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


o If we received your application and necessary information, in Good Order, at our MetLife Annuity Service Center after the close of the New York Stock
                                        -----
     Exchange on December 2, 2011, and you elected the GMIB Max II rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on April 27, 2012. However, we will accept a subsequent Purchase Payment received after April 27, 2012 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on March 30, 2012.

o If you elected the GMIB Max III or GMIB Max IV rider, we will not accept subsequent Purchase Payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent Purchase Payment received after August 9, 2013 if the Purchase Payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our MetLife Annuity Service Center in Good Order, before the close of the New York Stock Exchange on August 9, 2013.


If we have imposed restrictions on subsequent Purchase Payments on your
-------------------------------
contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in the "Purchase - Termination for Low Account Value" section of the prospectus; or (b) the rider charge is greater than your Account Value.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS AFTER GMIB MAX RIDER TERMINATES. If the GMIB Max II, GMIB Max III, or GMIB Max IV rider terminates (see "Living Benefits - Operation of the GMIB - Terminating the GMIB Rider"), the restrictions on subsequent Purchase Payments described above will no longer apply.


RESTRICTION ON SUBSEQUENT PURCHASE PAYMENTS - GWB V1. While the GWB v1 rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see "Living Benefits - GWB Rate Table"). However, we will permit you to make a subsequent Purchase Payment after the GWB Purchase Payment Period when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the GWB v1 rider charge is greater than your Account Value. If the GWB v1 rider is cancelled (see "Living Benefits - Operation of the Guaranteed Withdrawal Benefit - Cancellation and Guaranteed Principal Adjustment") or terminated (see "Living Benefits - Operation of the Guaranteed Withdrawal Benefit - Termination of the GWB Rider"), the restriction on subsequent Purchase Payments no longer applies.


INVESTMENT ALLOCATION RESTRICTIONS FOR GMIB PLUS IV


ALLOCATION. If you elect the GMIB Plus IV, you must comply with certain investment allocation restrictions. SPECIFICALLY, YOU MUST ALLOCATE ACCORDING TO EITHER (A) OR (B) BELOW:
   ------


(A) You must allocate:


o 100% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Managed Risk Portfolio, Schroders Global Multi-Asset Portfolio, SSGA Growth and Income ETF Portfolio, and/or the BlackRock Money Market Portfolio (you may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Portfolios; you may not allocate Purchase Payments to the Dollar Cost Averaging program).


OR


(B) You must allocate:


o  AT LEAST 30% of Purchase Payments or Account Value to Platform 1 portfolios;


o  UP TO 70% of Purchase Payments or Account Value to Platform 2 portfolios;


o  UP TO 15% of Purchase Payments or Account Value to Platform 3 portfolios;
     and


o  UP TO 15% of Purchase Payments or Account Value to Platform 4 portfolios.

(See the "EDCA" section below for information on allocating Purchase Payments to the EDCA account under option (B). You may not allocate Purchase Payments to the Dollar Cost Averaging program under option (B).)


The investment options in each Platform are:


Platform 1
----------


     Barclays Aggregate Bond Index Portfolio
     BlackRock Money Market Portfolio
     JPMorgan Core Bond Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pyramis (Reg. TM) Government Income Portfolio
     Western Asset Management U.S. Government Portfolio


Platform 2
----------


     AB Global Dynamic Allocation Portfolio
     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio
     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Growth Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     AQR Global Risk Balanced Portfolio
     Baillie Gifford International Stock Portfolio
     BlackRock Global Tactical Strategies Portfolio
     BlackRock High Yield Portfolio
     ClearBridge Aggressive Growth Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio
     Invesco Comstock Portfolio
     Jennison Growth Portfolio
     JPMorgan Global Active Allocation Portfolio
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     MetLife Stock Index Portfolio
     MFS (Reg. TM) Research International Portfolio
     MFS (Reg. TM) Value Portfolio
     MSCI EAFE (Reg. TM) Index Portfolio
     PanAgora Global Diversified Risk Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     Schroders Global Multi-Asset Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio
     T. Rowe Price Large Cap Growth Portfolio
     T. Rowe Price Large Cap Value Portfolio
     WMC Core Equity Opportunities Portfolio


Platform 3
----------


     Frontier Mid Cap Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Invesco Mid Cap Value Portfolio
     Met/Artisan Mid Cap Value Portfolio
     MetLife Mid Cap Stock Index Portfolio
     T. Rowe Price Mid Cap Growth Portfolio


Platform 4
----------


     Clarion Global Real Estate Portfolio
     Invesco Small Cap Growth Portfolio
     Met/Dimensional International Small Company Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Templeton International Bond Portfolio
     MetLife Small Cap Value Portfolio
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     Neuberger Berman Genesis Portfolio
     Russell 2000 (Reg. TM) Index Portfolio
     Van Eck Global Natural Resources Portfolio


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE LIMITATIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE LIMITATIONS.


Certain selling firms do not offer option (B) at the time your initial Purchase Payment is allocated. Please contact our Annuity Service Center if you wish to change your allocation selection to option (B).


We determine whether an investment option is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment option in the event that an investment option is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate Purchase Payments or Account Value that you allocated to an investment option before we changed its classification, unless you make a new Purchase Payment or request a transfer among investment options (other than pursuant to rebalancing and Enhanced Dollar Cost Averaging programs in existence at the time the classification of the investment option changed). If you make a new Purchase Payment or request a transfer among investment options, you will be required to take the new classification into account in the allocation of your entire Account Value. We will provide you with prior written notice of any changes in classification of investment options.


REBALANCING. If you choose to allocate according to (B) above, we will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the allocation limitations described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the 1st day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a Business Day, the reallocation will occur on the next Business Day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


The rebalancing requirement described above does not apply if you choose to allocate according to (A) above.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above limitations. When allocating according to (B) above, it is important to remember that the entire Account Value will be immediately reallocated according to any new allocation instructions that accompany a subsequent Purchase Payment, if the new allocation instructions differ from those previously received for the contract. Allocating according to (B) does not permit you to specify different allocations for individual Purchase Payments. Due to the rebalancing and reallocation requirements of (B), the entire account will be immediately reallocated according to the most recently provided allocation instructions.


Example:
-------


   Your Account Value is $100,000 and allocated 70% to the Pioneer Fund Portfolio and 30% to the PIMCO Total Return Portfolio using Option B of the Portfolio Flexibility Program. You make a subsequent Purchase Payment of $5,000 and provide instructions to allocate 100% of that payment to the BlackRock Money Market Portfolio. As a result of the new allocation instructions, your entire Account Value of $105,000 will then be reallocated to the BlackRock Money Market Portfolio.


EDCA. If you choose to allocate according to (B) above and you choose to allocate a Purchase Payment to the EDCA account, that entire Purchase Payment must be allocated only to the EDCA account. Any transfer from an EDCA account must be allocated in accordance with the limitations described under (B) above. In addition, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA account, all transfers from an EDCA account must be allocated to the same investment options as your most recent allocations for Purchase Payments.


CHANGING PURCHASE PAYMENT ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions under (B) above at any time by providing notice to us, at our Annuity Service Center, or by any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described under (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA account transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless you provide us with a separate instruction at the time of transfer.



INVESTMENT ALLOCATION AND OTHER PURCHASE PAYMENT RESTRICTIONS FOR THE GLWB


If you elect the GLWB rider, you must comply with certain investment allocation restrictions. Specifically, you must allocate according to Platform 1 and Platform 2 below. You may also allocate Purchase Payments to the EDCA program, provided that your destination portfolios are one or more of the Investment Portfolios listed below. If you elect the GLWB, you may not participate in the Dollar Cost Averaging (DCA) program.


Platform 1
----------


You must allocate:


o a minimum of 80% of your Purchase Payments or Account Value among the AB Global Dynamic Allocation Portfolio, Allianz Global Investors Dynamic Multi-Asset Plus Portfolio, AQR Global Risk Balanced Portfolio, Barclays Aggregate Bond Index Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, MetLife Multi-Index Targeted Risk Portfolio, PanAgora Global Diversified Risk Portfolio, Pyramis (Reg. TM) Government Income Portfolio, Pyramis (Reg.
     TM) Managed Risk Portfolio, and Schroders Global Multi-Asset Portfolio.


AND


Platform 2
----------


You may allocate:


o a maximum of 20% of Purchase Payments or Account Value among the American Funds (Reg. TM) Balanced Allocation Portfolio, American Funds (Reg. TM) Moderate Allocation Portfolio, MetLife Asset Allocation 20 Portfolio, MetLife Asset Allocation 40 Portfolio, MetLife Asset Allocation 60 Portfolio, and SSGA Growth and Income ETF Portfolio.


The investment choices listed in Platform 1 above (other than the Barclays Aggregate Bond Index Portfolio and the Pyramis (Reg. TM) Government Income Portfolio) have investment strategies intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under the GLWB rider. For example, certain of the investment portfolios are managed in a way that is intended to minimize volatility of returns and hedge against the effects of interest rate changes. Other investment options that are available if the GLWB rider is not selected may offer the potential for higher returns. Before you select a GLWB rider, you and your financial representative should carefully consider whether the investment choices available with the GLWB rider meet your investment objectives and risk tolerance.


RESTRICTIONS ON INVESTMENT ALLOCATIONS AFTER THE GLWB RIDER TERMINATES. If you elected the GLWB rider and it terminates, the investment allocation restrictions described above will no longer apply and you will be permitted to allocate subsequent Purchase Payments or transfer Account Value to any of the available Investment Portfolios. For information on the termination of the GLWB rider, see the description of the GLWB in the "Living Benefits - Guaranteed Lifetime Withdrawal Benefit" section.


SUBSEQUENT PURCHASE PAYMENTS. Subsequent Purchase Payments must be allocated in accordance with the above investment allocation restrictions.


OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM. You may allocate Purchase Payments to the Enhanced Dollar Cost Averaging (EDCA) program. If you choose to allocate a Purchase Payment to the EDCA program, you must allocate the entire Purchase Payment to that program. Any transfer from an EDCA program balance must be allocated in accordance with the investment allocation restrictions described above. In addition, unless you provide us with different instructions, if you made previous Purchase Payments before allocating a Purchase Payment to the EDCA program, all transfers from the EDCA program must be allocated to the same Investment Portfolios as your most recent allocations for Purchase Payments.


YOUR PURCHASE PAYMENTS AND TRANSFER REQUESTS MUST BE ALLOCATED IN ACCORDANCE WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS. WE WILL REJECT ANY PURCHASE PAYMENTS OR TRANSFER REQUESTS THAT DO NOT COMPLY WITH THE ABOVE INVESTMENT ALLOCATION RESTRICTIONS.


REBALANCING. We will rebalance your Account Value on a quarterly basis based on your most recent allocation of Purchase Payments that complies with the investment allocation restrictions described above. We will also rebalance your Account Value when we receive a subsequent Purchase Payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Value on the date that is three months from the rider issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Value on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the contract will not result in rebalancing on the date of withdrawal.


CHANGING ALLOCATION INSTRUCTIONS. You may change your Purchase Payment allocation instructions at any time by providing notice to us at our Annuity Service Center, or any other method acceptable to us, provided that such instructions comply with the investment allocation restrictions described above. If you provide new allocation instructions for Purchase Payments and if these instructions conform to the allocation limits described above, then we will rebalance in accordance with the revised allocation instructions. Any future Purchase Payment, EDCA program balance transfer, and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.


TRANSFERS. Please note that any transfer request must result in an Account Value that meets the investment allocation restrictions described above. Any transfer request will not cause your allocation instructions to change unless you provide us with separate instructions at the time of transfer.


GLWB ADDITIONAL INFORMATION. We will determine whether an investment option is classified as a Platform 1 or Platform 2 Investment Portfolio. We may determine or change the classification of an investment option in the event an investment option is added, deleted, substituted, merged or otherwise reorganized. In that case, any change in classification will only take effect as to your contract in the event you make a new Purchase Payment or request a transfer among investment options. We will provide you with prior written notice of any changes in classification of investment options.


POTENTIAL RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. In the future, we may choose to not permit owners of existing contracts with the GLWB rider to make subsequent Purchase Payments if: (a) that GLWB rider is no longer available to new customers, or (b) we make certain changes to the terms of that GLWB rider offered to new customers (for example, if we change the rider charge; see your contract schedule for a list of the other changes). We will notify owners of contracts with the GLWB rider in advance if we impose restrictions on subsequent Purchase Payments. If we impose restrictions on subsequent Purchase Payments, contract Owners will still be permitted to transfer Account Value among the investment choices listed above. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.


If we have imposed restrictions on subsequent Purchase Payments on your contract, we will permit you to make a subsequent Purchase Payment when either of the following conditions apply to your contract: (a) your Account Value is below the minimum described in "Purchase - Termination for Low Account Value"; or (b) the rider charge is greater than your Account Value.



FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this FREE LOOK period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios you allocated your Purchase Payment to during the Free Look period. This means that you bear the risk of any decline in the value of your contract during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an ACCUMULATION UNIT. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the Invesco Mid Cap Value Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the Invesco Mid Cap Value Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the Invesco Mid Cap Value Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the Investment Portfolios and the EDCA account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program or the Three Month Market Entry Program (see "Investment Options - Dollar Cost Averaging Programs"). Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax-free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your registered representative.




3. INVESTMENT OPTIONS

The contract offers 63 INVESTMENT PORTFOLIOS, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE CENTER, P.O. BOX 10366, DES MOINES, IOWA 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and Examples - Investment Portfolio Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information - Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.




MET INVESTORS SERIES TRUST

Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio*

         (formerly AllianceBernstein Global Dynamic Allocation Portfolio)

     Allianz Global Investors Dynamic Multi-Asset Plus Portfolio*
     American Funds (Reg. TM) Balanced Allocation Portfolio
         (Class C)+
     American Funds (Reg. TM) Growth Allocation Portfolio
         (Class C)
     American Funds (Reg. TM) Growth Portfolio (Class C)
     American Funds (Reg. TM) Moderate Allocation Portfolio
         (Class C)+
     AQR Global Risk Balanced Portfolio*
     BlackRock Global Tactical Strategies Portfolio*
     BlackRock High Yield Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Aggressive Growth Portfolio
     Goldman Sachs Mid Cap Value Portfolio
     Harris Oakmark International Portfolio
     Invesco Balanced-Risk Allocation Portfolio*
     Invesco Comstock Portfolio

     Invesco Mid Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Core Bond Portfolio
     JPMorgan Global Active Allocation Portfolio*
     Loomis Sayles Global Markets Portfolio
     Lord Abbett Bond Debenture Portfolio
     Met/Eaton Vance Floating Rate Portfolio
     Met/Franklin Low Duration Total Return Portfolio
     Met/Templeton International Bond Portfolio#
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio*
     MetLife Multi-Index Targeted Risk Portfolio*

     MetLife Small Cap Value Portfolio
         (formerly Third Avenue Small Cap Value Portfolio)
     MFS (Reg. TM) Emerging Markets Equity Portfolio
     MFS (Reg. TM) Research International Portfolio

     PanAgora Global Diversified Risk Portfolio*

     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio (Class E)

     Pyramis (Reg. TM) Government Income Portfolio*
     Pyramis (Reg. TM) Managed Risk Portfolio*
     Schroders Global Multi-Asset Portfolio*
     SSGA Growth and Income ETF Portfolio+
     SSGA Growth ETF Portfolio
     T. Rowe Price Large Cap Value Portfolio
     T. Rowe Price Mid Cap Growth Portfolio



METROPOLITAN SERIES FUND

Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)
     Barclays Aggregate Bond Index Portfolio (Class G)*
     BlackRock Money Market Portfolio (Class B)
     Frontier Mid Cap Growth Portfolio (Class B)
     Jennison Growth Portfolio (Class B)
     Met/Artisan Mid Cap Value Portfolio (Class B)
     Met/Dimensional International Small Company Portfolio (Class B) MetLife Asset Allocation 20 Portfolio (Class B)+
     MetLife Asset Allocation 40 Portfolio (Class B)+
     MetLife Asset Allocation 60 Portfolio (Class B)+
     MetLife Asset Allocation 80 Portfolio (Class B)
     MetLife Mid Cap Stock Index Portfolio (Class G)
     MetLife Stock Index Portfolio (Class B)
     MFS (Reg. TM) Value Portfolio (Class B)
     MSCI EAFE (Reg. TM) Index Portfolio (Class G)
     Neuberger Berman Genesis Portfolio (Class B)
     Russell 2000 (Reg. TM) Index Portfolio (Class G)
     T. Rowe Price Large Cap Growth Portfolio (Class B)
     Van Eck Global Natural Resources Portfolio (Class B)#
     Western Asset Management U.S. Government Portfolio (Class B)
     WMC Core Equity Opportunities Portfolio (Class E)





* If you elect the GWB v1 rider or a GMIB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GWB v1 rider or a GMIB Max rider.


+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders -
Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.


# These Investment Portfolios are only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")





INVESTMENT PORTFOLIOS THAT ARE FUNDS-OF-FUNDS



The following Investment Portfolios available within Met Investors Series Trust and Metropolitan Series Fund are "funds of funds":


     American Funds (Reg. TM) Balanced Allocation Portfolio
     American Funds (Reg. TM) Growth Allocation Portfolio
     American Funds (Reg. TM) Moderate Allocation Portfolio
     BlackRock Global Tactical Strategies Portfolio
     MetLife Asset Allocation 20 Portfolio
     MetLife Asset Allocation 40 Portfolio
     MetLife Asset Allocation 60 Portfolio
     MetLife Asset Allocation 80 Portfolio
     MetLife Asset Allocation 100 Portfolio
     MetLife Balanced Plus Portfolio
     MetLife Multi-Index Targeted Risk Portfolio
     Pyramis (Reg. TM) Managed Risk Portfolio
     SSGA Growth and Income ETF Portfolio
     SSGA Growth ETF Portfolio

"Fund of funds" Investment Portfolios invest substantially all of their assets in other portfolios and/or exchange-traded funds ("Underlying ETFs"). Therefore, each of these Investment Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Investment Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Investment Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Investment Portfolios, if such underlying portfolios or Underlying ETFs are available under the contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the contract.


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 Investment Portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios may be made by calling or writing our Annuity Service Center.



o If you have elected to add the GWB rider, the GLWB rider, or a GMIB rider to your contract, you may only make transfers between certain Investment Portfolios. Please refer to the "Purchase-Investment Allocation Restrictions for Certain Riders" section.



During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other Information - Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (E.G., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios (i.e., the Baillie Gifford International Stock Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Invesco Small Cap Growth Portfolio, Loomis Sayles Global Markets Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Dimensional International Small Company Portfolio, Met/Eaton Vance Floating Rate Portfolio, Met/Templeton International Bond Portfolio, MetLife Small Cap Value Portfolio, MFS (Reg. TM) Emerging Markets Equity Portfolio, MFS (Reg. TM) Research International Portfolio, MSCI EAFE (Reg. TM) Index Portfolio, Neuberger Berman Genesis Portfolio, Pioneer Strategic Income Portfolio, Russell 2000 (Reg. TM) Index Portfolio, and Van Eck Global Natural Resources Portfolio), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAMS


We offer two dollar cost averaging programs as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the Accumulation Phase.


If you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA or EDCA program. Any Purchase Payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."


We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The two dollar cost averaging programs are:


1. STANDARD DOLLAR COST AVERAGING (DCA)


This program allows you to systematically transfer a set amount each month from a money market Investment Portfolio to any of the other available Investment Portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the dollar cost averaging program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.



If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the GWB rider, the GLWB rider, or a GMIB rider.



2. ENHANCED DOLLAR COST AVERAGING (EDCA) PROGRAM


The Enhanced Dollar Cost Averaging (EDCA) program allows you to systematically transfer amounts from a guaranteed account option, the EDCA account in the general account, to any available Investment Portfolio(s) you select. Except as discussed below, only new Purchase Payments or portions thereof can be allocated to an EDCA account. The transfer amount will be equal to the amount allocated to the EDCA account divided by a specified number of months (currently 6 or 12 months). For example, a $12,000 allocation to a 6-month program will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.


When a subsequent Purchase Payment is allocated by you to your existing EDCA account, we create "buckets" within your EDCA account.


o The EDCA transfer amount will be increased by the subsequent Purchase Payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.


o Each allocation (bucket) resulting from a subsequent Purchase Payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.


o Allocations (buckets) resulting from each Purchase Payment, along with the interest credited, will be transferred on a first-in, first-out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 plus $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.


(See Appendix C for further examples of EDCA with multiple Purchase Payments.)


The interest rate earned in an EDCA account will be the minimum guaranteed rate, plus any additional interest which we may declare from time to time. The minimum interest rate depends on the date your contract is issued, but will not be less than 1%. The interest rate earned in an EDCA account is paid over time on declining amounts in the EDCA account. Therefore, the amount of interest payments you receive will decrease as amounts are systematically transferred from the EDCA account to any

Investment Portfolio, and the effective interest rate earned will therefore be less than the declared interest rate.


The first transfer we make under the EDCA program is the date your Purchase Payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for Purchase Payments allocated on the 29th, 30th, or 31st day of a month. If the selected day is not a Business Day, the transfer will be deducted from the EDCA account on the selected day but will be applied to the Investment Portfolios on the next Business Day. EDCA interest will not be credited on the transfer amount between the selected day and the next Business Day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.


If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and, unless you specify otherwise, all money remaining in your EDCA account will be transferred to the BlackRock Money Market Portfolio (for contracts issued prior to August 20, 2012), or to the Investment Portfolio(s) in accordance with the percentages you have chosen for the EDCA program (for contracts issued on or after August 20, 2012).


THREE MONTH MARKET ENTRY PROGRAM


Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current DCA or EDCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Lord Abbett Bond Debenture Portfolio and 60% to be in the ClearBridge Aggressive Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Lord Abbett Bond Debenture Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Lord Abbett Bond Debenture Portfolio to bring its value back to 40% and use the money to buy more units in the ClearBridge Aggressive Growth Portfolio to increase those holdings to 60%.


VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.




4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (I.E., during the Accumulation Phase and the Income Phase-although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to 1.05% of the average daily net asset value of each Investment Portfolio.



This charge compensates us for mortality risks we assume, including making Annuity Payments that will not change based on our actual mortality experience and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.



ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.25% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGE. If you select the Annual Step-Up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to 0.20% of the average daily net asset value of each Investment Portfolio.


ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if your Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


GUARANTEED MINIMUM INCOME BENEFIT - RIDER CHARGE


We offer a Guaranteed Minimum Income Benefit (GMIB) that you can select when you purchase the contract. There are five different versions of the GMIB under this contract: GMIB Max V, GMIB Max IV, GMIB Max III, GMIB Max II and GMIB Plus
IV. Only GMIB Max V is currently available for purchase.


If you select a GMIB rider, we will assess a charge during the Accumulation Phase equal to 1.00% of the Income Base (see "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)" for a discussion of how the Income Base is determined) at the time the rider charge is assessed prior to any Optional Step-Up.


If your Income Base is increased due to an Optional Step-Up, we may reset the rider charge applicable beginning after the contract anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of: (a) the Maximum Optional Step-Up Charge (1.50%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


The GMIB rider charge is assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised.


If you: make a full withdrawal (surrender); begin to receive Annuity Payments at the Annuity Date; or change the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of withdrawal, the beginning of Annuity Payments, or the change of Owner/Annuitant.


For GMIB Max III, GMIB Max II, and GMIB Plus IV, if you assign the contract, a pro rata portion of the GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the assignment.


If a GMIB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant if a non-natural person owns the contract); because the Guaranteed Principal Option is exercised; or because it is the 30th day following the contract anniversary prior to the Owner's 91st birthday, no GMIB rider charge will be assessed based on the number of months from the last contract anniversary to the date the termination takes effect.


The rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by cancelling Accumulation Units from the Separate Account.


GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE


If you elect the Guaranteed Withdrawal Benefit (GWB) rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary. The charge is a percentage of the Total Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Operation of the Guaranteed Withdrawal Benefit") on the contract anniversary, prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


The Guaranteed Withdrawal Benefit rider charge is 0.90% of the Total Guaranteed Withdrawal Amount.


If: you make a full withdrawal (surrender) of your Account Value; you apply all of your Account Value to an Annuity Option; there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person); or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change.


If the Guaranteed Withdrawal Benefit rider is terminated because of the death of the Owner, Joint Owner or Annuitant (if the Owner is a non-natural person), or if the rider is cancelled pursuant to the cancellation provisions of the rider, no rider charge will be assessed based on the period from the most recent contract anniversary to the date the termination or cancellation takes effect.


The Guaranteed Withdrawal Benefit rider charge is not assessed while your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefit - Operation of the Guaranteed Withdrawal Benefit") equals zero.


The Guaranteed Withdrawal Benefit rider charge is deducted from your Account Value pro rata from each Investment Portfolio and the EDCA account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account.


We reserve the right to increase the Guaranteed Withdrawal Benefit rider charge upon an Automatic Annual Step-Up. The increased rider charge will apply after the contract anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs under the Guaranteed Withdrawal Benefit rider, we may reset the rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to a rate that does not exceed the lower of: (a) the GWB Maximum Fee Rate or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. The GWB Maximum Fee Rate is 1.80%.



GUARANTEED LIFETIME WITHDRAWAL BENEFIT - RIDER CHARGE


The Guaranteed Lifetime Withdrawal Benefit (GLWB) rider is available for an additional charge of 1.20% of the Benefit Base (see "Living Benefits - Guaranteed Lifetime Withdrawal Benefit - Operation of the GLWB"), deducted for the prior Contract Year on the contract anniversary prior to taking into account any Automatic Step-Up by withdrawing amounts on a pro rata basis from your Enhanced Dollar Cost Averaging Program balance and Account Value in the Separate Account. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from your Account Value in the Separate Account.


Upon an Automatic Step-Up, we may increase the charge applicable beginning after the contract anniversary on which the Automatic Step-Up occurs to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or
(b) the current rate that we would charge for the same rider with the same benefits, if available, for new contract purchases at the time of the Automatic Step-Up.


If you make a total withdrawal of your Account Value prior to the Lifetime Withdrawal Age or that was an Excess Withdrawal, elect to receive income payments under your contract, change the Owner or Joint Owner (or Annuitant, if the Owner is a non-natural person) or assign your contract, a pro rata portion of the GLWB rider charge will be assessed based on the number of months from the last contract anniversary to the date of the withdrawal, the beginning of income payments, the change of Owner/Annuitant, or the assignment.


If a GLWB rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract), or it is cancelled pursuant to the cancellation provisions of the rider, no GLWB rider charge will be assessed based on the period from the last contract anniversary to the date the termination or cancellation takes effect.



WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:

Number of Complete Years from        Withdrawal Charge
Receipt of Purchase Payment       (% of Purchase Payment)
------------------------------   ------------------------
  0                                         7
  1                                         6
  2                                         6
  3                                         5
  4                                         4
  5                                         3
  6                                         2
  7 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits, although we do assess the withdrawal charge in calculating GMIB payments, if applicable. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. We will not accept additional payments once this waiver is used. There is no charge for this rider.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on Purchase Payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.


5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your Annuity Date must be the first day of a calendar month and must be at least 30 days after we issue the contract.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED A LIVING BENEFIT RIDER SUCH AS A GUARANTEED MINIMUM INCOME BENEFIT OR GUARANTEED WITHDRAWAL BENEFIT, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT OR GUARANTEED PRINCIPAL ADJUSTMENT THAT MAY BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.


During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.

If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.


Your variable Annuity Payment is based on ANNUITY UNITS. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments.


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. You can change your Annuity Option at any time before the Annuity Date with 30 days notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.



If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.



OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (I.E., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity

Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the Annuity Date will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive Annuity Payments;


(3)    when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase)-Annuity Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.") If you own an annuity contract with a Guaranteed Minimum Income Benefit (GMIB) rider and elect to receive distributions in accordance with substantially equal periodic payments exception, the commencement of income payments under the GMIB rider due to the complete depletion of the Account Value may be considered an impermissible modification of the payment stream under certain circumstances.


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and



o  less any applicable pro rata GMIB, GWB, or GLWB rider charge.



Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the EDCA account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or EDCA account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (I.E., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses - Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

OVERVIEW OF LIVING BENEFIT RIDERS



We offer optional living benefit riders that, for certain additional charges, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one of these riders may be elected, and the rider must be elected at contract issue. These optional riders are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions, and availability of each optional rider. We currently offer three types of living benefit riders - guaranteed income benefits, a guaranteed withdrawal benefit, and a guaranteed lifetime withdrawal benefit:



Guaranteed Income Benefits
--------------------------


o  GMIB Max (GMIB Max V, GMIB Max IV, GMIB Max III and GMIB Max II)


o  Guaranteed Minimum Income Benefit Plus (GMIB Plus IV)


Our guaranteed income benefit riders are designed to allow you to invest your Account Value in the Investment Portfolios, while assuring a specified guaranteed level of minimum fixed Annuity Payments if you elect the Income Phase. The fixed Annuity Payment amount is guaranteed regardless of investment performance or the actual Account Value at the time you annuitize. Prior to exercising the rider and annuitizing your contract, you may make withdrawals up to a maximum level specified in the rider and still maintain the benefit amount.


Guaranteed Withdrawal Benefit
-----------------------------


o  Guaranteed Withdrawal Benefit (GWB v1)


The Guaranteed Withdrawal Benefit rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider.



Guaranteed Lifetime Withdrawal Benefit
--------------------------------------


o  Guaranteed Lifetime Withdrawal Benefit (GLWB)


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance. The guarantee is subject to the conditions described in "Guaranteed Lifetime Withdrawal Benefit - Operation of the GLWB," including the condition that withdrawals before a defined age or withdrawals that exceed the maximum amount allowed under the rider in a Contract Year will reduce or eliminate the guarantee.



GUARANTEED MINIMUM INCOME BENEFIT (GMIB)


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but you also want to assure a specified guaranteed level of minimum fixed Annuity Payments during the Income Phase, we offer an optional rider for an additional charge, called the Guaranteed Minimum Income Benefit (GMIB). The purpose of the GMIB is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


As described in more detail in "Annuity Payments (The Income Phase)," you can choose to apply your Account Value to fixed Annuity Payments, variable Annuity Payments, or a combination of both. The dollar amount of your Annuity Payments will vary to a significant degree based on the market performance of the Investment Portfolio(s) to which you had allocated Account Value during the Accumulation Phase (and based on market performace during the Income Phase, in the case of variable Annuity Payments).


With the GMIB, the minimum amount of each fixed Annuity Payment you receive during the Income Phase is guaranteed regardless of the investment performance of the Investment Portfolios during the Accumulation Phase or your actual Account Value at the time you elect the Income Phase. Prior to exercising the rider, you may make specified withdrawals that reduce your Income Base (as explained below) during the Accumulation Phase and still leave the rider guarantees intact, provided the conditions of the rider are met. Your registered representative can provide you an illustration of the amounts you would receive, with or without withdrawals, if you exercised the rider.



You may purchase the GMIB if you are age 78 or younger on the effective date of your contract. You may not have this benefit and another living benefit (Guaranteed Withdrawal Benefit or Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GMIB rider may not be terminated except as stated below.



SUMMARY OF THE GMIB


THE FOLLOWING SECTION PROVIDES A SUMMARY OF HOW THE GMIB WORKS. A MORE DETAILED EXPLANATION OF THE OPERATION OF THE GMIB IS PROVIDED, IN THE SECTION BELOW CALLED "OPERATION OF THE GMIB."


Under the GMIB, we calculate an "Income Base" that determines, in part, the minimum amount you receive as fixed Annuity Payments under the GMIB rider if you elect the Income Phase. The Income Base is the greater of two calculated values, the Annual Increase Amount or the Highest Anniversary Value (see "Operation of the GMIB-Income Base"). We then will apply the Income Base calculated at the time the GMIB rider is exercised to the conservative GMIB Annuity Table specified in your GMIB rider in order to determine your minimum guaranteed lifetime fixed monthly Annuity Payments. (However, your actual payment may be higher than this minimum if, as discussed below, Annuity Payments during the Income Phase of the contract based on the Account Value would produce a higher payment).


IT IS IMPORTANT TO RECOGNIZE THAT THIS INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. THE GMIB MAY BE EXERCISED AFTER A 10-YEAR WAITING PERIOD AND THEN ONLY WITHIN 30 DAYS FOLLOWING A CONTRACT ANNIVERSARY, PROVIDED THAT THE EXERCISE MUST OCCUR NO LATER THAN THE 30-DAY PERIOD FOLLOWING THE CONTRACT ANNIVERSARY PRIOR TO THE OWNER'S 91ST BIRTHDAY. IF AT THE TIME YOU ELECT THE INCOME PHASE, APPLYING YOUR ACTUAL ACCOUNT VALUE TO THEN CURRENT ANNUITY PURCHASE RATES (INDEPENDENT OF THE GMIB RIDER) PRODUCES HIGHER ANNUITY PAYMENTS, YOU WILL RECEIVE THE HIGHER ANNUITY PAYMENTS, AND THUS YOU WILL HAVE PAID FOR THE RIDER EVEN THOUGH IT WAS NOT USED.


DIFFERENT VERSIONS OF THE GMIB. From time to time, we introduce new versions of the GMIB. Each version of the GMIB we have offered with this contract, and the versions we may currently be offering (if any), are listed in the "GMIB Rate Table" immediately following the "Operation of the GMIB" section below. The principal differences between the different versions of the GMIB described in this prospectus are the items listed in the GMIB Rate Table and the Investment Portfolios to which you are permitted to allocate Account Value while the GMIB rider is in effect (see "Operation of the GMIB" - Investment Allocation Restrictions").


OPERATION OF THE GMIB


The following section describes how the GMIB operates. When reading the following descriptions of the operation of the GMIB (for example, the "Annual Increase Rate," "Dollar-for-Dollar Withdrawal Percentage," and "Enhanced Payout Rate" sections), refer to the GMIB Rate Table below for the specific rates and other terms applicable to your version of the GMIB.


(See Appendix D for examples illustrating the operation of the GMIB.)


INCOME BASE. The INCOME BASE is the greater of (a) or (b) below.


(a) Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial Purchase Payment. Thereafter, the Highest Anniversary Value will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Value on the date of the recalculation.


The Highest Anniversary Value does not change after the contract anniversary immediately preceding the Owner's 81st birthday, except that it is increased for each subsequent Purchase Payment and reduced proportionally by the percentage reduction in Account Value attributable to each subsequent withdrawal (including any applicable withdrawal charge).


(b) Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial Purchase Payment. All Purchase Payments received within 120 days of the date we issue your contract will be treated as part of the initial Purchase Payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:


    (i) is Purchase Payments accumulated at the annual increase rate (as defined below) from the date the Purchase Payment is made; and


    (ii) is withdrawal adjustments (as defined below) accumulated at the annual increase rate.


The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Value, the Annual Increase Amount is not set equal to the Account Value. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Value.


ANNUAL INCREASE AMOUNT LIMIT. THE ANNUAL INCREASE AMOUNT IS LIMITED TO THE ANNUAL INCREASE AMOUNT LIMIT (see "GMIB Rate Table" below) MULTIPLIED BY THE GREATER OF: (A) YOUR PURCHASE PAYMENTS OR (B) THE ANNUAL INCREASE AMOUNT AS INCREASED BY THE MOST RECENT OPTIONAL STEP-UP (see "Optional Step-Up" below). Each time the Annual Increase Amount is increased by an Optional Step-Up, the limit on the Annual Increase Amount is raised to the Annual Increase Amount Limit multiplied by the new, higher Annual Increase Amount, if it is greater than the Annual Increase Amount Limit multiplied by total Purchase Payments.


ANNUAL INCREASE RATE. As noted above, we calculate an Income Base under the GMIB rider that helps determine the minimum amount you receive as an income payment upon exercising the rider. One of the factors used in calculating the Income Base is called the "annual increase rate."


Through the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is the greater of:


(a)    the GMIB Annual Increase Rate; or


(b)    the Required Minimum Distribution Rate (as defined below).


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


REQUIRED MINIMUM DISTRIBUTION RATE. The Required Minimum Distribution Rate equals the greater of:


(1) the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and any
      (ii) subsequent Purchase Payments received during the Contract Year before the end of the calendar year;


(2a) if you enroll only in the Automated Required Minimum Distribution Program,
                   ----
       the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or

(2b)    if you enroll in both the Systematic Withdrawal Program and the
                         ----
     Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


On the first contract anniversary, "at the beginning of the Contract Year" means on the issue date; on a later contract anniversary, "at the beginning of the Contract Year" means on the prior contract anniversary. All Purchase Payments received within 120 days of the issue date are treated as part of the initial Purchase Payment for this purpose, and therefore are included in the Annual Increase Amount on the issue date, instead of being treated as subsequent Purchase Payments (see "Operation of the GMIB - Income Base").


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GMIB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


If item (b) above (the Required Minimum Distribution Rate) is greater than item
(a) above (the GMIB Annual Increase Rate), and your total withdrawals during a Contract Year, divided by the sum of (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year and before the end of the calendar year, exceed the Required Minimum Distribution Rate, the Required Minimum
------
Distribution Rate is not used to calculate the Annual Increase Rate, and the Annual Increase Rate will be reduced to the GMIB Annual Increase Rate (item (a) above). Therefore, the Annual Increase Rate for that Contract Year will be lower than the Required Minimum Distribution Rate, which could have the effect of reducing the value of Annuity Payments under the GMIB.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the annual increase rate is 0%.


DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE. One of the factors used in calculating withdrawal adjustments is called the "Dollar-for-Dollar Withdrawal Percentage." The Dollar-for-Dollar Withdrawal Percentage is the greater of:


(a)    the GMIB Dollar-for-Dollar Withdrawal Rate; or


(b) the Required Minimum Distribution Rate (as defined above under "Annual Increase Rate").


Item (b) only applies to IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code.


During the 30-day period following the contract anniversary immediately prior to the Owner's 91st birthday, the Dollar-for-Dollar Withdrawal Percentage is 0%.


For GMIB Max IV only, the GMIB Dollar for Dollar Withdrawal Rate, and therefore
--------------------
the Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal after a certain number of Contract Years. Once it is determined by the timing of the first withdrawal, the GMIB Dollar-for-Dollar Withdrawal Rate will never increase or decrease. A HIGHER DOLLAR-FOR-DOLLAR WITHDRAWAL PERCENTAGE ALLOWS YOU TO WITHDRAW A LARGER AMOUNT EACH CONTRACT YEAR WHILE RECEIVING DOLLAR-FOR-DOLLAR TREATMENT OF THE WITHDRAWALS RATHER THAN A PROPORTIONAL ADJUSTMENT. As discussed below, depending on the relative amounts of the Annual Increase Amount and the Account Value, a "dollar-for-dollar treatment" withdrawal adjustment may be more favorable than a "proportional reduction" withdrawal adjustment.


WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):


(a)    proportional reduction: if total withdrawals in a Contract Year are
       ----------------------
     greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage (as defined above), or if the withdrawals are not paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Value attributed to that withdrawal (including any applicable withdrawal charge); or


(b)    dollar-for-dollar treatment: if total withdrawals in a Contract Year are
       ---------------------------
     not greater than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, and if these withdrawals are paid to you (or to the Annuitant, if the contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year.


These withdrawal adjustments will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.


As described in (a) immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE ANNUAL INCREASE AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE ANNUAL INCREASE AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE ANNUAL INCREASE AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE VALUE OF ANNUITY PAYMENTS UNDER THE GMIB RIDER. Complying with the two conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Amount at the beginning of the Contract Year multiplied by the Dollar-for-Dollar Withdrawal Percentage) will result in dollar-for-dollar treatment of the withdrawals.


Example:
-------


o Dollar-for-Dollar withdrawals reduce the Annual Increase Amount by the same dollar amount as the withdrawal amount. For example, if you owned a GMIB rider with a 4.5% GMIB Dollar-for-Dollar Withdrawal Rate and took a $4,500 withdrawal in the first contract year, the withdrawal will reduce both the Account Value and Annual Increase Amount by $4,500.


o Proportionate withdrawals reduce the Annual Increase Amount by the same proportion that the withdrawal reduced the Account Value. For example, if you took a withdrawal during the first Contract Year equal to 10% of the Account Value , that withdrawal will reduce both the Account Value and the Annual Increase Amount by 10% in that year.


In determining the GMIB annuity income, an amount equal to the withdrawal charge that would be assessed upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the Income Base.


OPTIONAL STEP-UP. On each contract anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Value. An Optional Step-Up may be beneficial if your Account Value has grown at a rate above the GMIB Annual Increase Rate. As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Value. After an Optional Step-Up, the annual increase rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. HOWEVER, IF YOU ELECT TO RESET THE ANNUAL INCREASE AMOUNT, WE WILL ALSO RESTART THE 10-YEAR WAITING PERIOD. IN ADDITION, WE MAY RESET THE RIDER CHARGE TO A RATE THAT DOES NOT EXCEED THE LOWER OF: (A) THE MAXIMUM OPTIONAL STEP-UP CHARGE OR (B) THE CURRENT RATE THAT WE WOULD CHARGE FOR THE SAME RIDER AVAILABLE FOR NEW CONTRACT PURCHASES AT THE TIME OF THE OPTIONAL STEP-UP.


An Optional Step-Up is permitted only if: (1) the Account Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Owner (or older Joint Owner or Annuitant if the contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up.


You may elect either: (1) a one-time Optional Step-Up at any contract anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If you elect Automatic Annual Step-Ups, on any contract anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Value automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at our Annuity Service Center (or by any other method acceptable to us), at least 30 days prior to the contract anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh contract anniversary following the date you make this election, at which point you must make a new election if you want Automatic Annual Step-Ups to continue. If you discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent contract anniversary unless you make a new election under the terms described above. (If you discontinue Automatic Annual Step-Ups, the rider (and the rider charge) will continue, and you may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)


We must receive your request to exercise the Optional Step-Up in writing, at our Annuity Service Center, or any other method acceptable to us. We must receive your request prior to the contract anniversary for an Optional Step-Up to occur on that contract anniversary.


Each Optional Step-Up:


(1) resets the Annual Increase Amount to the Account Value on the contract anniversary following the receipt of an Optional Step-Up election;


(2) resets the waiting period to exercise the rider to the tenth contract anniversary following the date the Optional Step-Up took effect;


(3) resets the maximum Annual Increase Amount to a the Annual Increase Amount Limit multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and


(4)    may reset the rider charge to a rate that does not exceed the lower of:
     (a) the Maximum Optional Step-Up Charge or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Optional Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


On the date of the Optional Step-Up, the Account Value on that day will be treated as a single Purchase Payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and withdrawal adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the step-up.


GUARANTEED PRINCIPAL OPTION. On each contract anniversary starting with the tenth contract anniversary and through the contract anniversary prior to the Owner's 91st birthday, you may exercise the Guaranteed Principal Option. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the applicable contract anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following that contract anniversary.


By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Account Value intended to restore your initial investment in the contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:


(a) is Purchase Payments credited within 120 days of the date we issued the contract (reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including applicable withdrawal charges) prior to the exercise of the Guaranteed Principal Option) and


(b) the Account Value on the contract anniversary immediately preceding exercise of the Guaranteed Principal Option.


The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. IF YOU ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS, YOU SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. However, because Purchase Payments made after 120 days will increase your Account Value, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, the GMIB rider may not be appropriate for you if you intend to make additional Purchase Payments after the 120-day period and are purchasing the rider for this feature.


The Guaranteed Principal Adjustment will never be less than zero. IF THE GUARANTEED PRINCIPAL OPTION IS EXERCISED, THE GMIB RIDER WILL TERMINATE AS OF THE DATE THE OPTION TAKES EFFECT AND NO ADDITIONAL GMIB RIDER CHARGES WILL APPLY THEREAFTER. The variable annuity contract, however, will continue. The investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will no longer apply, and you will be permitted allocate subsequent Purchase Payments or transfer Account Value among any of the available Investment Portfolios.


EXERCISING THE GMIB. If you exercise the GMIB rider, you must elect to receive Annuity Payments under one of the following fixed Annuity Options:


(1)    Life annuity with 5 years of Annuity Payments guaranteed.


(2) Joint and last survivor annuity with 5 years of Annuity Payments guaranteed. Based on federal tax rules, this option is not available for Qualified Contracts where the difference in ages of the Joint Annuitants, who are not spouses, is greater than 10 years. (See "Annuity Payments (The Income Phase).") THIS JOINT AND LAST SURVIVOR ANNUITY OPTION IS ONLY AVAILABLE IF THE YOUNGEST ANNUITANT'S ATTAINED AGE IS 35 OR OLDER.


These options are described in the contract and the GMIB rider.


THE GMIB ANNUITY TABLE. When the contract is annuitized, Annuity Payments under the GMIB rider will be determined by applying the Income Base to the rates in the GMIB Annuity Table. The GMIB Annuity Table Basis is specified in the rider and the GMIB Rate Table.


As with other payout types, the amount you receive as an income payment also depends on the Annuity Option you select, your age, and your sex. THE ANNUITY RATES IN THE GMIB ANNUITY TABLE ARE CONSERVATIVE AND A WITHDRAWAL CHARGE MAY BE APPLICABLE, SO THE AMOUNT OF GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES MAY BE LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING YOUR ACCOUNT VALUE ON YOUR ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE RATES.


If you exercise the GMIB rider, your Annuity Payments will be the greater of:


o the Annuity Payment determined by applying the amount of the Income Base to the GMIB Annuity Table, or


o the Annuity Payment determined for the same Annuity Option in accordance with the base contract. (See "Annuity Payments (The Income Phase).")


If you choose not to receive Annuity Payments as guaranteed under the GMIB, you may elect any of the Annuity Options available under the contract.


IF THE AMOUNT OF THE GUARANTEED MINIMUM LIFETIME INCOME THAT THE GMIB PRODUCES IS LESS THAN THE AMOUNT OF ANNUITY INCOME THAT WOULD BE PROVIDED BY APPLYING CONTRACT VALUE ON THE ANNUITY DATE TO THEN-CURRENT ANNUITY PURCHASE

RATES, THEN YOU WOULD HAVE PAID FOR A BENEFIT THAT YOU DID NOT USE.


If you take a full withdrawal of your Account Value, your contract is terminated by us due to its small Account Value and inactivity (see "Purchase - Termination for Low Account Value"), or your contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.


ENHANCED PAYOUT RATES. The GMIB payout rates are enhanced under the following circumstances.


If you select the GMIB and if:


o  your contract was issued on or after the Minimum Enhanced Payout Issue Age;


o  you take no withdrawals prior to the Minimum Enhanced Payout Withdrawal Age;


o your Account Value is fully withdrawn or decreases to zero at or after you reach the Minimum Enhanced Payout Withdrawal Age and there is an Income Base remaining; and


o the Annuity Option you select is the single life annuity with 5 years of Annuity Payments guaranteed;


then the annual Annuity Payments under the GMIB will equal or exceed the applicable Enhanced Payout Rate multiplied by the Income Base (calculated on the date the payments are determined).


If an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the contract, the spouse may elect to continue the contract and the GMIB rider. If the spouse elects to continue the contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the Enhanced Payout Rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at the applicable Minimum Enhanced Payout Withdrawal Age and subsequently died, if that Owner's spouse continued the contract and the GMIB rider, the spouse would be eligible for the Enhanced Payout Rates as described above, even if the spouse were younger than the Minimum Enhanced Payout Withdrawal Age at the time the contract was continued. If the spouse elects to continue the contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the Enhanced Payout Rates is based on the spouse's age when the spouse begins to take withdrawals.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GMIB investment allocation restrictions, see the applicable subsection of "Purchase
- Investment Allocation Restrictions for Certain Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent purchase payments that may apply for your version of the GMIB, see the applicable subsection of "Purchase
- Investment Allocation Restrictions for Certain Riders."


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the Income Base and GMIB Annuity Payments. If Joint Owners are named, the age of the older Joint Owner will be used to determine the Income Base and GMIB Annuity Payments. For the purposes of the Guaranteed Minimum Income Benefit section of the prospectus, "you" always means the Owner, oldest Joint Owner or the Annuitant, if the Owner is a non-natural person.


GMIB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase a GMIB rider.


TERMINATING THE GMIB RIDER. Except as otherwise provided in the GMIB rider, the rider will terminate upon the earliest of:


    a) The 30th day following the contract anniversary prior to your 91st birthday;


    b) The date you make a complete withdrawal of your Account Value (if there is an Income Base remaining you will receive payments based on the remaining Income
          Base) (a pro rata portion of the rider charge will be assessed);


    c) The date you elect to receive Annuity Payments under the contract and you do not elect to receive payments under the GMIB (a pro rata portion of the rider charge will be assessed);


    d) Death of the Owner or Joint Owner (unless the spouse (age 89 or younger) is the Beneficiary and elects to continue the contract), or death of the Annuitant if a non-natural person owns the contract;


    e) A change for any reason of the Owner or Joint Owner or the Annuitant, if a non-natural person owns the contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed); or


    f)    The effective date of the Guaranteed Principal Option.


If an Owner or Joint Owner dies and:


o the spouse elects to continue the contract and the GMIB rider under termination provision d) above; and


o before the 10-year waiting period to exercise the GMIB rider has elapsed, the GMIB rider will terminate under termination provision a) above (because it is the 30th day following the contract anniversary prior to the spouse's 91st birthday);


we will permit the spouse to exercise the GMIB rider within the 30 days following the Contract Anniversary prior to his or her 91st birthday, even though the 10-year waiting period has not elapsed.


For GMIB Max III, GMIB Max II and GMIB Plus IV only, the rider will terminate
---------------------------------------------------
upon the date you assign your contract (a pro rata portion of the rider charge will be assessed). Under our current administrative procedures, we will waive the termination of the GMIB rider if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of Account Value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


When the GMIB rider terminates, the corresponding GMIB rider charge terminates. The investment allocation restrictions and any subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders" will no longer apply, and you will be permitted allocate subsequent Purchase Payments or transfer Account Value among any of the available Investment Portfolios.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GMIB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GMIB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Income Base on a proportionate basis. (Reducing the Income Base on a proportionate basis could have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Income Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GMIB Dollar for Dollar Withdrawal Rate at the beginning of the Contract Year. Any amounts above the GMIB Dollar-for-Dollar Withdrawal Rate that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GMIB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Income Base being reduced on a proportionate basis, and have the effect of reducing or eliminating the value of Annuity Payments under the GMIB rider.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GMIB RATE TABLE


USING THE GMIB RATE TABLE. The GMIB Rate Table indicates the date each version was first offered ("Date Introduced"). Only one version is currently available. When a new version of the GMIB is introduced, it generally will replace the prior version once approved in New York state. However, certain broker-dealers may not offer a new version on the first date it is introduced.


If you have already purchased a contract, to determine which version of the GMIB (if any) you purchased with your contract, you should refer to the copy of the contract you received after you purchased it. If you would like another copy of your contract, including any applicable GMIB rider, please call our Annuity Service Center at (800) 343-8496. If you are purchasing a contract, to determine which version of the rider is currently being offered, you should ask your registered representative.


If we introduce a new version of the rider, we generally will do so by updating the GMIB Rate Table. Changes to the GMIB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.


The GMIB Rate Table lists the following for each version of the GMIB:


o  the GMIB Annual Increase Rate, which is the minimum rate at which the Annual
       -------------------------
     Increase Amount is increased at each Contract Anniversary (see "Operation of the GMIB-Income Base");


o  the GMIB Dollar-for-Dollar Withdrawal Rate: in each Contract Year, if you
       --------------------------------------
     make withdrawals that do not exceed the GMIB Dollar-for-Dollar Withdrawal Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, those withdrawals will reduce the Annual Increase Amount on a dollar-for-dollar basis instead of a proportionate basis. That is, the withdrawals will reduce the Annual Increase Amount by an amount equal to the dollar amount of the withdrawals, instead of reducing the Annual Increase Amount in the same proportion that the withdrawals reduced the Account Value. (Reducing the Annual Increase Amount on a proportional basis may have a significant negative impact on the value of the benefits available under the GMIB - see "Operation of the GMIB-Withdrawal Adjustments.") For IRAs and other Qualified Contracts, also see "Operation of the GMIB-Required Minimum Distribution Rate.";


o  the Annual Increase Amount Limit - the Annual Increase Amount (see "Annual
       ----------------------------
     Increase Amount" above for a definition) is limited to the Annual Increase Amount Limit multiplied by the greater of: (a) your Purchase Payments or
     (b) the Annual Increase Amount as increased by the most recent Optional Step-Up (see "Operation of the GMIB-Optional Step-Up");


o  the Enhanced Payout Rates, which may be available upon exercise of the GMIB,
       ---------------------
     depending on your age at the time your contract was issued (the Minimum Enhanced Payout Issue Age) and your age at the time you took your first withdrawal (the Minimum Enhanced Payout Withdrawal Age) (see "Operation of the GMIB -Enhanced Payout Rates"); and


o  the GMIB Annuity Table Basis is specified in your rider and is used to
       ------------------------
     determine the amount of GMIB income payments, depending on your age, your sex, and the Annuity Option you select. Please note the annuity rates in the GMIB Annuity Table are conservative and a withdrawal charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Value on your Annuity Date to then-current annuity purchase rates.

                                                      GMIB
                DATE        DATE       GMIB       DOLLAR-FOR-      ANNUAL        ENHANCED PAYOUT RATES            GMIB
                                                                                         MINIMUM
                                                                             MINIMUM    ENHANCED
                                      ANNUAL         DOLLAR       INCREASE  ENHANCED     PAYOUT     ENHANCED
    GMIB       FIRST        LAST     INCREASE      WITHDRAWAL      AMOUNT    PAYOUT    WITHDRAWAL    PAYOUT      ANNUITY
   RIDER     AVAILABLE   AVAILABLE     RATE           RATE         LIMIT    ISSUE AGE      AGE        RATE     TABLE BASIS
                                                                                                              Annuity 2000
                                                                                                               Mortality
                                                                                                               Table, 10
                                                                                                                years of
                                                                                                               mortality
                                                                                                              improvement
   GMIB                                                                                                         based on
             04/29/13    current    4.0%       4.0%                400%        48         60       4.0%
 Max V/1/                                                                                                      projection
                                                                                                               Scale AA,
                                                                                                              10-year age
                                                                                                             set back with
                                                                                                              interest of
                                                                                                                0.5% per
                                                                                                                 annum
                                                                                                              Annuity 2000
                                                                                                               Mortality
                                               4.5% if first
                                                                                                               Table, 10
                                                 withdrawal                    55         62       4.5%         years of
                                                prior to 5th
                                                                                                               mortality
                                                  contract
                                                                                                              improvement
                                                anniversary2
   GMIB                                                                                                         based on
             08/20/12    04/28/13   5.0%             or            400%
  Max IV                                                                                                       projection
                                               5.0% if first
                                                                                                               Scale AA,
                                                 withdrawal
                                                                                                              10-year age
                                                 on or after
                                                                                                             set back with
                                                                               55         67       5.0%
                                                5th contract
                                                                                                              interest of
                                               anniversary/2/
                                                                                                                0.5% per
                                                                                                                 annum
                                                                                                              Annuity 2000
                                                                                                               Mortality
                                                                                                               Table, 10
                                                                                                                years of
                                                                                                               mortality
                                                                                                              improvement
   GMIB                                                                                                         based on
             01/03/12    08/17/12   5.0%       5.0%                325%        57         62       5.0%
  Max III                                                                                                      projection
                                                                                                               Scale AA,
                                                                                                              10-year age
                                                                                                             set back with
                                                                                                              interest of
                                                                                                                1.0% per
                                                                                                                 annum
                                                                                                              Annuity 2000
                                                                                                               Mortality
                                                                                                               Table, 10
                                                                               62         62       5.0%         years of
                                                                                                               mortality
                                                                                                              improvement
   GMIB                                                                                                         based on
             10/10/11    12/30/11   5.5%       5.5%                275%
  Max II                                                                                                       projection
                                                                                                               Scale AA,
                                                                                                              10-year age
                                                                                                             set back with
                                                                               62         67       5.5%
                                                                                                              interest of
                                                                                                                1.0% per
                                                                                                                 annum
                                                                                                              Annuity 2000
                                                                                                               Mortality
                                                                                                               Table, 10
                                                                                                                years of
                                                                                                               mortality
                                                                                                              improvement
GMIB Plus                                                                                                       based on
             10/10/11    02/24/12   4.5%       4.5%                400%        48         60       4.5%
     IV                                                                                                        projection
                                                                                                               Scale AA,
                                                                                                              10-year age
                                                                                                             set back with
                                                                                                              interest of
                                                                                                                1.0% per
                                                                                                                 annum

--------

(1) Only the GMIB Max V rider is currently available for purchase.


(2) For GMIB Max IV only, the GMIB Withdrawal Rate, and therefore the
    --------------------
Dollar-for-Dollar Withdrawal Percentage, will be higher if you wait to take your first withdrawal on or after the fifth contract anniversary. A higher Dollar-for-Dollar Withdrawal Percentage allows you to withdraw a larger amount each Contract Year while receiving dollar-for-dollar treatment of the withdrawals, which is generally more favorable than a proportional adjustment. Under certain circumstances a proportional adjustment could have the effect of reducing or eliminating the value of Annuity Payments under GMIB Max IV (see "Operation of the GMIB-Withdrawal Adjustments").

GUARANTEED WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to assure that your entire Purchase Payment will be guaranteed to be returned to you, we offer an optional rider for an additional charge, called the Guaranteed Withdrawal Benefit (GWB). The purpose of the GWB rider is to provide protection against market risk (the risk that the Account Value allocated to the Investment Portfolio(s) may decline in value or underperform your expectations).


The GWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that at least the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals, provided withdrawals in any Contract Year do not exceed the maximum amount allowed under the rider. You may begin taking withdrawals under the GWB rider immediately or at a later time. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you.



You may purchase the GWB rider if you are age 80 or younger on the effective date of your contract. You may not have this benefit and another living benefit (GMIB or Guaranteed Lifetime Withdrawal Benefit) in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below.



SUMMARY OF THE GUARANTEED WITHDRAWAL BENEFIT RIDER


THE FOLLOWING SECTION PROVIDES A SUMMARY OF HOW THE GUARANTEED WITHDRAWAL BENEFIT (GWB) RIDER WORKS. A MORE DETAILED EXPLANATION OF THE OPERATION OF THE GWB IS PROVIDED IN THE SECTION BELOW CALLED "OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT."


The GWB guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time. THE GWB DOES NOT GUARANTEE WITHDRAWALS FOR YOUR LIFETIME.


Under the GWB, we calculate a "Total Guaranteed Withdrawal Amount" (TGWA) that determines, in part, the maximum amount you may receive as withdrawals each year ("Annual Benefit Payment") without reducing your guarantee. The TGWA is multiplied by the applicable withdrawal rate to determine your Annual Benefit Payment. The rider guarantee may be reduced if your annual withdrawals are greater than the Annual Benefit Payment.


IT IS IMPORTANT TO RECOGNIZE THAT THE TGWA IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the Guaranteed Withdrawal Benefit rider after a waiting period of at least 15 years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. (See "Operation of the Guaranteed Withdrawal Benefit - Cancellation and Guaranteed Principal Adjustment" below.)


While the GWB rider is in effect, you may only make subsequent Purchase Payments during the GWB Purchase Payment Period. (See "Restrictions on Subsequent Purchase Payments" below.)


OPERATION OF THE GUARANTEED WITHDRAWAL BENEFIT


The following section describes how the Guaranteed Withdrawal Benefit (GWB) operates. When reading the following descriptions of the operation of the GWB (for example, the "Total Guaranteed Withdrawal Amount," "Annual Benefit Payment," and "Payment Enhancement Feature" sections), refer to the GWB Rate Table at the end of this section of the prospectus for the specific rates and other terms applicable to your GWB rider.


(See Appendix E for examples illustrating the operation of the GWB.)


TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the Guaranteed Withdrawal Benefit rider is in effect, we guarantee that you will receive a minimum amount over time. We refer to this minimum amount as the TOTAL GUARANTEED WITHDRAWAL AMOUNT. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by each additional Purchase Payment received during the GWB Purchase Payment Period (see "Restriction on Subsequent Purchase Payments" below). If you take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess

Withdrawal. If, however, you take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the entire withdrawal (including any applicable withdrawal charges) reduced the Account Value. We refer to this type of withdrawal as an Excess Withdrawal. DEPENDING ON THE RELATIVE AMOUNTS OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount you are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) by additional Purchase Payments received during the GWB Purchase Payment Period (see "Restrictions on Subsequent Purchase Payments" below), and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If you take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount, dollar-for-dollar, by the amount of the Non-Excess Withdrawal (including any applicable withdrawal charges). If, however, you take an Excess Withdrawal, then we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable withdrawal charges) reduces the Account Value. DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A PROPORTIONAL REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE REMAINING AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE GWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the GWB rider (see "Additional Information" below).


ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the GWB WITHDRAWAL RATE. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of the Automatic Annual Step-Up or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate. (See "Payment Enhancement Feature" below for a feature which may allow you to increase your Annual Benefit Payment during a Contract Year if you are confined to a nursing home.)


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money - Systematic Withdrawal Program"). While the GWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


IT IS IMPORTANT TO NOTE:


o We will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero. This means if your Account Value is depleted due to a Non-Excess Withdrawal or the deduction of the rider charge, and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay you the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Value was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to you each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that you will receive your Purchase Payments even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals.


o IF YOU HAVE ELECTED THE GWB, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GWB, BECAUSE THE GWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL (SEE THE GWB RATE TABLE). AS SHOWN IN THE GWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL WILL RESULT IN A HIGHER GWB WITHDRAWAL RATE. The GWB Withdrawal Rate is used to determine the amount of your Annual Benefit Payment, as described above. Once your GWB Withdrawal Rate has been determined, it will never increase or decrease.



MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE GWB WITHDRAWAL RATE.



IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, WE WILL REDUCE THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IN THE SAME PROPORTION THAT THE WITHDRAWAL REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.



IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount or Annual Benefit Payment, but will reduce the Remaining Guaranteed Withdrawal Amount. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount. For an example of taking multiple withdrawals in this situation, see Appendix E, "GWB - Excess Withdrawals - Single Withdrawal vs. Multiple Withdrawals."



You can always take Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 2% of the Total Guaranteed Withdrawal Amount in one year and then withdraw 6% of the Total Guaranteed Withdrawal Amount the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See
"Expenses-Withdrawal Charge.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Internal Revenue Code, and the required distributions are larger than the Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the Automated Required Minimum Distribution Program, or in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program;


(2)    you do not take additional withdrawals outside of these two programs;
     and


(3) your remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Program and Systematic Withdrawal Program With GWB" below for more information on the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program.


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000, regardless of whether or not you have taken any withdrawals;


o resets the Annual Benefit Payment equal to the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o  may reset the GWB rider charge to a rate that does not exceed the lower of:
     (a) the GWB Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up.


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


PAYMENT ENHANCEMENT FEATURE. The Payment Enhancement Feature may allow you to increase your Annual Benefit Payment for a Contract Year if you are confined to a nursing home. Beginning in the fourth Contract Year, you may request that your GWB Withdrawal Rate be multiplied by the Payment Enhancement Rate once each Contract Year, if:


(1)    you are confined to a nursing home for at least 90 consecutive days;


(2) your request is received by the contract anniversary immediately prior to the oldest Owner's 81st birthday (however, if we received a request from you by this contract anniversary and we approved it, you are
                                           ------------------
     permitted to submit additional requests after this contract anniversary);


(3) you have not taken withdrawals in that Contract Year in excess of the Annual Benefit Payment at the time the request is approved;


(4) the request and proof satisfactory to us of confinement are received by us at our Annuity Service Office while you are confined;


(5) your Account Value is greater than zero at the time the request is approved; and


(6)    the GWB rider has not been terminated.

In the case of Joint Owners, the Payment Enhancement Feature applies to either Joint Owner. If the Owner is not a natural person, the Payment Enhancement Feature applies to the Annuitant.


If you meet the requirements, your Annual Benefit Payment for that Contract Year is recalculated to the greater of:


(a) the GWB Withdrawal Rate multiplied by the Payment Enhancement Rate, and then multiplied by the Total Guaranteed Withdrawal Amount; or;


(b)    your Annual Benefit Payment before the acceptance of your request.


Your remaining Annual Benefit Payment in that year is the new Annual Benefit Payment less any withdrawals already taken in that Contract Year.


The Payment Enhancement Feature may allow you to receive a larger Annual Benefit Payment for a Contract Year without taking an Excess Withdrawal (see "Managing Your Withdrawals" above). The Payment Enhancement Feature does not
                                                                         ---
increase the Total Guaranteed Withdrawal Amount (the minimum total amount you are guaranteed to receive over time under the GWB rider) or the Remaining Guaranteed Withdrawal Amount (the remaining amount you are guaranteed to receive over time under the GWB rider).


At the end of the Contract Year, your GWB Withdrawal Rate will be reset to what it was prior to the acceptance of your request. In subsequent Contract Years, you may request that your GWB Withdrawal Rate be increased by the Payment Enhancement Rate if you meet the conditions above.


The Payment Enhancement Feature is only available if the oldest Owner is age 75 or younger at the contract issue date.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GWB rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the GWB rider will terminate, we will no longer deduct the GWB rider charge, and the investment allocation restrictions and subsequent Purchase Payment restrictions described in "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders" will no longer apply. The variable annuity contract, however, will continue.


If you cancel the GWB rider on the 15th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS (IF PERMITTED UNDER THE GWB RIDER; SEE "RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS" BELOW) SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE, SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GWB MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GWB FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GWB investment allocation restrictions, see "Purchase - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. While the GWB rider is in effect, you are limited to making Purchase Payments within the GWB Purchase Payment Period (see the GWB Rate Table). If the GWB rider is cancelled (see "Cancellation and Guaranteed Principal Adjustment" above) or terminated (see "Termination of the GWB Rider" below), this restriction on subsequent Purchase Payments no longer applies.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses - Withdrawal Charge" (also see "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT UNDER THE GWB RIDER AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES, IF APPLICABLE). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


GWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may purchase the GWB rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB rider.


TERMINATION OF THE GWB RIDER. The GWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value (you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the GWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Remaining Guaranteed Withdrawal Amount, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse, the spouse is age 80 or younger, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6)    the effective date of the cancellation of the rider; or


(7) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Once the rider is terminated, the GWB rider charge will no longer be deducted, the GWB investment allocation restrictions will no longer apply, and the GWB restrictions on subsequent Purchase Payments will no longer apply.


ADDITIONAL INFORMATION. The GWB rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the GWB rider is in effect, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit. Otherwise, the provisions of that contractual death benefit will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


GUARANTEED WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


1)    Annuitize the Account Value under the contract's annuity provisions.


2) Elect to receive the Annual Benefit Payment under the GWB rider paid each year until the RGWA is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the RGWA to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Total Guaranteed Withdrawal Amount (TGWA) and Remaining Guaranteed Withdrawal Amount (RGWA) on a proportionate basis. (Reducing the TGWA and RGWA on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual, or annual basis.


Alternatively, you may choose to enroll in both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the TGWA and RGWA on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the GWB Withdrawal Rate multiplied by the TGWA each Contract Year. Any amounts above the GWB Withdrawal Rate multiplied by the TGWA that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GWB, enroll in the Systematic Withdrawal Program, and elect to receive monthly payments equal to the GWB Withdrawal Rate multiplied by the TGWA, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program payment on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the Automated Required Minimum Distribution Program or both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the TGWA, RGWA, and Annual Benefit Payment being reduced.


To enroll in the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GWB RATE TABLE


The GWB Rate Table lists the following for the GWB:


o  the GWB Withdrawal Rate: if you take withdrawals that do not exceed the GWB
       -------------------
     Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount, those withdrawals will not reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment. (Taking withdrawals that do exceed the GWB Withdrawal Rate multiplied by the Total Guaranteed Withdrawal Amount will reduce the Total Guaranteed Withdrawal Amount and Annual Benefit Payment, and may have a significant negative impact on the value of the benefits available under the GWB - see "Operation of the Guaranteed Withdrawal Benefit-Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the Guaranteed Withdrawal Benefit-Required Minimum Distributions.";


o  the GWB Purchase Payment Period, which is the period of time following the
       ---------------------------
     contract issue date during which you may make subsequent Purchase Payments (see "Operation of the Guaranteed Withdrawal Benefit - Restrictions on Subsequent Purchase Payments"); and


o  the Payment Enhancement Rate, which is the percentage by which the GWB
       ------------------------
     Withdrawal Rate will be increased if you request and meet the requirements of the Payment Enhancement Feature under the GWB rider (see "Operation of the Guaranteed Withdrawal Benefit-Payment Enhancement Feature").


DIFFERENT VERSIONS OF THE GWB. From time to time, we may introduce new versions of the GWB. If we introduce a new version of the rider, we generally will do so by updating the GWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GWB RATE TABLE



                                                                       GWB
                DATE          DATE                 GWB               PURCHASE    PAYMENT
    GWB         FIRST         LAST             WITHDRAWAL            PAYMENT   ENHANCEMENT
   RIDER      AVAILABLE    AVAILABLE              RATE                PERIOD      RATE
                                            if first
                                           withdrawal
                                        taken before 5th  5.0%
                                            contract
                                          anniversary
                                            if first
                                           withdrawal
                                                                    120 days
                                       taken on or after
                                                                      from
                                          5th contract
   GWB v1  May 20, 2013        -                          6.0%      contract      150%
                                        anniversary but
                                                                      issue
                                          before 10th
                                                                      date
                                            contract
                                          anniversary
                                            if first
                                           withdrawal
                                       taken on or after  7.0%
                                         10th contract
                                          anniversary

GUARANTEED LIFETIME WITHDRAWAL BENEFIT


If you want to invest your Account Value in the Investment Portfolio(s) during the Accumulation Phase, but also want to guarantee that you will receive lifetime income regardless of investment performance (subject to the conditions described in "Operation of the GLWB" below, including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee), we offer a rider for an additional charge, called the Guaranteed Lifetime Withdrawal Benefit (GLWB). Currently we offer two variations of the GLWB rider:
FlexChoice Level and FlexChoice Expedite (see "GLWB Variations" below.)


The GLWB rider is designed to allow you to invest your Account Value in the Investment Portfolios, while guaranteeing that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below. You may begin taking withdrawals under the GLWB rider immediately or at a later time; however, any withdrawals taken prior to the Lifetime Withdrawal Age will reduce the Benefit Base (see "Managing Your Withdrawals" below).


You may purchase the GLWB rider if you are at least the Minimum Issue Age (see "GLWB Rate Table" below) and not older than age 85 on the effective date of your contract. You may not select this rider together with the GWB v1 rider, a GMIB rider, or the optional Annual Step-Up Death Benefit. Once selected, the GLWB rider may not be terminated except as stated below.


SUMMARY OF THE GLWB


THE FOLLOWING SECTION PROVIDES A SUMMARY OF HOW THE GLWB RIDER WORKS. A MORE DETAILED EXPLANATION OF THE OPERATION OF THE GLWB RIDER IS PROVIDED IN THE SECTION BELOW CALLED "OPERATION OF THE GLWB."


The GLWB rider guarantees that you will receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" below (including the condition that withdrawals before the Lifetime Withdrawal Age or withdrawals that are Excess Withdrawals will reduce the payments under the guarantee or, if such withdrawals reduce the Account Value to zero, eliminate the guarantee). THE GLWB RIDER DOES NOT GUARANTEE LIFETIME INCOME IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR A WITHDRAWAL THAT IS AN EXCESS WITHDRAWAL (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


Under the GLWB rider, we calculate a Benefit Base (the "Benefit Base") that determines the maximum amount you may receive as withdrawals each Contract Year after the Lifetime Withdrawal Age (the "Annual Benefit Payment") without reducing your Benefit Base, and determines the amount of any lifetime payments if the Account Value is reduced to zero. The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin. The Benefit Base will be reduced for any withdrawal prior to the Lifetime Withdrawal Age or any Excess Withdrawal (and any subsequent withdrawals in the Contract Year that an Excess Withdrawal occurs). In any event, withdrawals under the GLWB rider will reduce your Account Value and death benefits.


IT IS IMPORTANT TO RECOGNIZE THAT THE BENEFIT BASE IS NOT AVAILABLE TO BE TAKEN AS A LUMP SUM OR PAID AS A DEATH BENEFIT AND DOES NOT ESTABLISH OR GUARANTEE YOUR ACCOUNT VALUE OR A MINIMUM RETURN FOR ANY INVESTMENT PORTFOLIO. However, if you cancel the GLWB rider after a waiting period of at least ten (10) years (the "Guaranteed Principal Adjustment Eligibility Date") the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract reduced proportionately for any withdrawals, if greater than the Account Value at the time of the cancellation. (See "Cancellation and Guaranteed Principal Adjustment" below.)


While the GLWB rider is in effect, we may reject subsequent Purchase Payments by sending advance written notice if any of the changes listed in the section "Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB - Potential Restrictions on Subsequent Purchase Payments" occur. Restrictions on subsequent Purchase Payments will remain in effect until the GLWB rider is terminated unless we provide advance written notice to you otherwise.


OPERATION OF THE GLWB


The following section describes how the GLWB operates. When reading the following description of the operation of the GLWB rider (for example, the "Benefit Base" and "Annual Benefit Payment" sections), refer to the GLWB Rate Table at the end of this section for the specific rates and other terms applicable to your GLWB rider.


(See Appendix F for examples illustrating the operation of the GLWB.)


BENEFIT BASE. While the GLWB rider is in effect, we guarantee that you will receive lifetime income regardless of investment performance, subject to the conditions described below. To determine the maximum amount that may be withdrawn in the current Contract Year (the "Annual Benefit Payment"), we multiply the Benefit Base by the GLWB Withdrawal Rate (see "GLWB Rate Table") while the Account Value is greater than zero. The initial BENEFIT BASE is equal to your initial Purchase Payment. We increase the Benefit Base by each additional Purchase Payment. Any withdrawals taken prior to the date you reach the Lifetime Withdrawal Age (see "GLWB Rate Table" below) will reduce the Benefit Base in the same proportion that such withdrawal (including Withdrawal Charges, if any) reduces the Account Value (a "Proportional Adjustment"). For example, if the Benefit Base is $120,000, the Account Value is $100,000 and you withdraw $10,000 (including any Withdrawal Charge), then your Benefit Base is decreased by $12,000 to $108,000 [$120,000 x ($10,000/$100,000) = $12,000]. Any
withdrawals taken after the Lifetime Withdrawal Age that do not exceed, or cause the cumulative withdrawals in the Contract Year to exceed, the Annual Benefit Payment, will not reduce the Benefit Base. We refer to this type of withdrawal as a "Non-Excess Withdrawal." If, however, you take a withdrawal that exceeds the Annual Benefit Payment (or results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment), then such withdrawal, and any subsequent withdrawals that occur in that Contract Year, will trigger a Proportional Adjustment to the Benefit Base. We refer to this type of withdrawal as an "Excess Withdrawal." DEPENDING ON THE RELATIVE AMOUNTS OF THE BENEFIT BASE AND THE ACCOUNT VALUE, SUCH PROPORTIONAL ADJUSTMENT MAY RESULT IN A SIGNIFICANT REDUCTION TO THE BENEFIT BASE (PARTICULARLY WHEN THE ACCOUNT VALUE IS LOWER THAN THE BENEFIT BASE), AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE UNDER THE GLWB RIDER (SEE "MANAGING YOUR WITHDRAWALS" BELOW).


On each contract anniversary on or before the Rollup Rate Period End Date (see "GLWB Rate Table"), if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate (see "GLWB Rate Table") multiplied by the Benefit Base before such increase. The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate, if applicable, is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary (see "Automatic Step-Up" below).


ANNUAL BENEFIT PAYMENT. After the Lifetime Withdrawal Age, the ANNUAL BENEFIT PAYMENT is the maximum amount that may be withdrawn in the current Contract Year without triggering a Proportional Adjustment to the Benefit Base (prior to the Lifetime Withdrawal Age, there is no Annual Benefit Payment). After the Lifetime Withdrawal Age, the initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the applicable GLWB WITHDRAWAL RATE. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age (see "GLWB Rate Table"). As shown in the GLWB Rate Table, waiting to take your first withdrawal will result in a higher GLWB Withdrawal Rate. The GLWB Withdrawal Rate will not change once determined. If the Benefit Base is later recalculated (for example, because of additional Purchase Payments, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Benefit Base multiplied by the GLWB Withdrawal Rate.


Each time a withdrawal is made in a Contract Year, we decrease the Annual Benefit Payment for that Contract Year by such withdrawal and the remaining amount is the "Remaining Annual Benefit Payment." If the Benefit Base is increased due to a subsequent Purchase Payment, causing the Annual Benefit Payment to increase, the Remaining

Annual Benefit Payment will increase by the same amount the Annual Benefit Payment increased.


As long as your Account Value has not been reduced to zero, your Annual Benefit Payment equals the applicable GLWB Withdrawal Rate multiplied by the Benefit Base.


If your contract is subject to Required Minimum Distributions (see "Required Minimum Distributions" below), your Annual Benefit Payment will be set equal to your Required Minimum Distribution Amount, if greater than the Annual Benefit Payment calculated as described above.


You may choose to receive your Annual Benefit Payment through the optional Systematic Withdrawal Program (see "Access To Your Money - Systematic Withdrawal Program"). While the GLWB rider is in effect, your withdrawals through the Systematic Withdrawal Program may not exceed your Annual Benefit Payment. There is no charge for the Systematic Withdrawal Program and you may terminate your participation at any time.


It is important to note:


o If your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero. Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate (see "GLWB Rate Table") multiplied by the Benefit Base, to you for the rest of your life. If, however, your Account Value is reduced to zero on or after the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


o If your Account Value is reduced to zero prior to the Lifetime Withdrawal Age because there are insufficient funds to deduct any GLWB rider charge from your Account Value, we will begin making monthly payments, using the GLWB Lifetime Guarantee Rate that corresponds to the Lifetime Withdrawal Age to you for the rest of your life.


o IF YOUR ACCOUNT VALUE IS REDUCED TO ZERO DUE TO A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE OR BECAUSE YOU MAKE AN EXCESS WITHDRAWAL, LIFETIME PAYMENTS ARE NOT AVAILABLE, NO FURTHER BENEFITS WILL BE PAYABLE UNDER THE GLWB RIDER, AND THE GLWB RIDER WILL TERMINATE.


o If your contract has not been continued under Spousal Continuation described below, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table".)


o You may elect to receive the commuted value of lifetime payments in a lump sum in lieu of lifetime payments. The lump sum value will be determined as of the date the Account Value is reduced to zero and will be a value determined based on the Annual Benefit Payments due to you (and will not be less than the minimum amount required in New York State), not including any Remaining Annual Benefit Payment payable in the current Contract Year. You will have a minimum of 45 days from the date of the Notice of this option to make this election. The lump sum will be payable on the Business Day the Notice is received. Payment of the lump sum will terminate the contract and all obligations of the Company.


o While we are making Annual Benefit Payments after the Account Value is reduced to zero, no death benefit will be available.


o IF YOU HAVE SELECTED THE GLWB RIDER, YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GLWB RIDER, BECAUSE THE BENEFIT BASE MAY NOT BE INCREASED BY THE ROLLUP RATE AND THE GLWB WITHDRAWAL RATE IS DETERMINED BY WHEN YOU TAKE YOUR FIRST WITHDRAWAL AFTER THE LIFETIME WITHDRAWAL AGE (SEE "GLWB RATE TABLE"). AS SHOWN IN THE GLWB RATE TABLE, WAITING TO TAKE YOUR FIRST WITHDRAWAL MAY RESULT IN A HIGHER GLWB WITHDRAWAL RATE. If you delay taking withdrawals for too long, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

o At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the GLWB rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Account Value on the date payments begin exceed the payments under the GLWB rider. Also, income provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB rider.


GLWB VARIATIONS. We currently offer two variations of the GLWB rider. The two variations are FlexChoice Level and FlexChoice Expedite. The GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate will vary depending on the variation you choose. Depending on your expectations and preferences, you can choose the variation that best meets your needs.


Prior to issuance, you must select either:


o FlexChoice Level: offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime; or


o FlexChoice Expedite: offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.


For both variations, you may elect to have your Annual Benefit Payments paid for the life of you and your spouse, provided your spouse is no younger than the Minimum Spousal Age, using the applicable Joint Lifetime Guarantee Rate (see "GLWB Rate Table").


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the full guarantees of this rider, your annual withdrawals (including any withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. In other words, you should not take Excess Withdrawals. IF YOU DO TAKE AN EXCESS WITHDRAWAL, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE AND REDUCE THE ANNUAL BENEFIT PAYMENT TO THE NEW BENEFIT BASE MULTIPLIED BY THE APPLICABLE GLWB WITHDRAWAL RATE. In addition, you should not take withdrawals of any amount prior to the Lifetime Withdrawal Age. IF YOU TAKE A WITHDRAWAL PRIOR TO THE LIFETIME WITHDRAWAL AGE, WE WILL RECALCULATE THE BENEFIT BASE IN THE SAME PROPORTION THAT THE WITHDRAWAL (INCLUDING ANY WITHDRAWAL CHARGE) REDUCES THE ACCOUNT VALUE. THESE REDUCTIONS IN THE BENEFIT BASE CAUSED BY WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE, AND IN THE BENEFIT BASE AND THE ANNUAL BENEFIT PAYMENT CAUSED BY EXCESS WITHDRAWALS, MAY BE SIGNIFICANT. You are still eligible to receive lifetime payments so long as the Excess Withdrawal or withdrawal prior to the Lifetime Withdrawal Age did not cause your Account Value to decline to zero. AN EXCESS WITHDRAWAL (OR ANY WITHDRAWAL PRIOR TO LIFETIME WITHDRAWAL AGE) THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT AND CAUSE LIFETIME PAYMENTS TO NOT BE AVAILABLE.


IF YOU TAKE AN EXCESS WITHDRAWAL IN A CONTRACT YEAR, YOU MAY BE ABLE TO REDUCE THE IMPACT OF THE EXCESS WITHDRAWAL ON YOUR BENEFIT BASE AND ANNUAL BENEFIT PAYMENT BY MAKING TWO SEPARATE WITHDRAWALS (ON DIFFERENT DAYS) INSTEAD OF A SINGLE WITHDRAWAL. The first withdrawal should be equal to your Annual Benefit Payment (or Remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Benefit Base (and Annual Benefit Payment). The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or Remaining Annual Benefit Payment); this withdrawal will reduce your Benefit Base and Annual Benefit Payment. For an example of taking multiple withdrawals in this situation, see Appendix F, "Withdrawals - Withdrawals After the Lifetime Withdrawal Age - Excess Withdrawals."


You can always make Non-Excess Withdrawals. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Remaining Annual Benefit Payment does not carry over into subsequent Contract Years. For example, if your Annual Benefit Payment is 4% of your Benefit Base, you cannot withdraw 2% in one year and then withdraw 6% the next year without making an Excess Withdrawal in the second year.


Income taxes and penalties may apply to your withdrawals. Withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount in any Contract Year. (See "Expenses - Withdrawal Charges.")


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. If your contract is an IRA or other contract subject to Section 401(a)(9) of the Code, and the required distributions are larger than the Annual Benefit Payment, we will increase your Annual Benefit Payment to the required minimum distribution amount for the previous calendar year or for this calendar year (whichever is greater).


If:


(1) you are enrolled in the automated required minimum distribution service or in both the automated required minimum distribution service and the Systematic Withdrawal Program;


(2)    you do not take additional withdrawals outside of these two programs;
     and


(3) your Remaining Annual Benefit Payment for the Contract Year is equal to zero;


we will increase your Annual Benefit Payment by the amount of the withdrawals that remain to be taken in that Contract Year under the program or programs in which you are enrolled. This will prevent the withdrawal from exceeding the Annual Benefit Payment.


See "Use of Automated Required Minimum Distribution Service and Systematic Withdrawal Program With GLWB" below for more information on the automated required minimum distribution service and the Systematic Withdrawal Program.


AUTOMATIC STEP-UP. On each contract anniversary prior to the contract Owner's 91st birthday, an Automatic Step-Up will occur, provided that the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up (and provided that you have not chosen to decline the Automatic Step-Up as described below).


The Automatic Step-Up:


o will increase the Benefit Base to the Account Value on the date of the Automatic Step-Up regardless of whether or not you have taken any withdrawals;


o will increase the Annual Benefit Payment to equal to the applicable GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and


o may increase the GLWB rider charge to a rate that does not exceed the lower of: (a) the GLWB rider maximum charge (2.00%) or (b) the current rate that we would charge for the same rider with the same benefits, if available for new contract purchases at the time of the Automatic Step-Up.


In the event that your GLWB rider charge would increase with the Automatic Step-Up, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Step-Up and related increased GLWB rider charge. If you elect to decline the Automatic Step-Up, you must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable contract anniversary. Once you notify us of your decision to decline the Automatic Step-Up, you will no longer be eligible for future Automatic Step-Ups until you notify us in writing at your Administrative Office that you wish to reinstate the Automatic Step-Ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the GLWB rider on the contract anniversary every five Contract Years for the first 10 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the GLWB rider will terminate, we will no longer deduct the GLWB rider charge, and the investment allocation restrictions described in "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB" will no longer apply. The contract, however, will continue.


If you cancel the GLWB rider on the 10th contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value if (a) exceeds (b), as defined below. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced by the

     Proportional Adjustment attributable to any partial withdrawals taken (including any applicable Withdrawal Charges); and


(b)    is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


IT IS IMPORTANT TO NOTE THAT ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. HOWEVER, BECAUSE PURCHASE PAYMENTS MADE AFTER 120 DAYS WILL INCREASE YOUR ACCOUNT VALUE SUCH PURCHASE PAYMENTS MAY HAVE A SIGNIFICANT IMPACT ON WHETHER OR NOT A GUARANTEED PRINCIPAL ADJUSTMENT IS DUE. THEREFORE, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE GLWB RIDER FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


INVESTMENT ALLOCATION RESTRICTIONS. For a detailed description of the GLWB investment allocation restrictions see "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB."


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. For a detailed description of the restrictions or potential restrictions on subsequent Purchase Payments that may apply for your version of the GLWB, see the applicable subsection of "Purchase
- Investment Allocation Restrictions for Certain Riders - Investment
Allocation and Other Purchase Payment Restrictions for the GLWB."


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments as described in "Expenses - Withdrawal Charge" (also see "Expenses - Withdrawal Charge - Free Withdrawal Amount" and "Access to Your Money - Systematic Withdrawal Program").


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.


TAX TREATMENT. The tax treatment of withdrawals under the GLWB rider is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base under the GLWB rider at the time of the withdrawal, if the Benefit Base is greater than the Account Value (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the contract. Consult your tax adviser prior to purchase.


OWNERSHIP. If you, the Owner, are a natural person, you must also be the Annuitant. If a non-natural person owns the contract, then the Annuitant will be considered the Owner in determining the issue age and Annual Benefit Payment. If Joint Owners are named, the age of the older Joint Owner will be used to determine the issue age and the Annual Benefit Payment. For the purposes of the Guaranteed Lifetime Withdrawal Benefit section of the Prospectus, "you" always means the Owner, older Joint Owner, or the Annuitant, if the Owner is a non-natural person.


GLWB AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the Internal Revenue Service required distribution rules, you may not purchase a GLWB rider.


TERMINATION OF THE GLWB RIDER. The GLWB rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the Account Value that is: (a) an Excess Withdrawal or a withdrawal prior to the Lifetime Withdrawal Age (a pro rata portion of the rider charge will be assessed); or (b) a Non-Excess Withdrawal (you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will not be assessed);


(2) the date you apply any portion of the Account Value to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3)    the date there are insufficient funds to deduct the

     GLWB rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive the Annual Benefit Payment, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) the death of the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the primary Beneficiary is the spouse and the spouse elects to continue the contract under the spousal continuation provisions of the contract (see "Spousal Continuation" below);


(5)    the death of the Owner after the first Spousal Continuation;


(6) a change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(7)    the effective date of the cancellation of the rider;


(8) the termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed); or


(9) the date you assign your contract, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed).


Under our current administrative procedures, we will waive the termination of the GLWB rider if you assign a portion of the contract under the following limited circumstances: if the new Owner or assignee assumes full ownership of the contract and is essentially the same person or if the assignment is solely for your benefit on account of your direct transfer of Account Value under
Section 1035 of the Code to fund premiums for a long term care insurance policy or Purchase Payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.


Once the rider is terminated, the GLWB rider charge will no longer be deducted and the GLWB investment allocation restrictions and any Purchase Payment restrictions will no longer apply.


SPOUSAL CONTINUATION. Subject to the Minimum Spousal Age (see "GLWB Rate Table"), if your spouse continues the contract under the Spousal Continuation provisions of the contract, and the GLWB is in effect at the time of the continuation, then the same terms and conditions that applied to the contract Owner under the GLWB will continue to apply to the surviving spouse, and the surviving spouse is guaranteed to receive lifetime income regardless of investment performance, subject to the conditions described in "Operation of the GLWB" and provided the GLWB is not terminated or cancelled (see "Termination of the GLWB Rider" above). If your spouse is younger than the Minimum Spousal Age, your spouse may continue the contract; however, the GLWB will terminate.


If no withdrawal has been made after the Lifetime Withdrawal Age and the contract has been continued under Spousal Continuation, then the first withdrawal by the new Owner after the new Owner reaches the Lifetime Withdrawal Age will determine the GLWB Withdrawal Rate. However, if a withdrawal has been made after the Lifetime Withdrawal Age by the contract Owner prior to the contract Owner's death, the GLWB Withdrawal Rate that applies after Spousal Continuation will be the same as the GLWB Withdrawal Rate in effect prior to Spousal Continuation.


If the GLWB is continued under Spousal Continuation and the Account Value is subsequently reduced to zero because of a Non-Excess Withdrawal, or because there are insufficient funds to deduct any GLWB rider charge from the Account Value, lifetime payments will be made using the applicable Single Lifetime Guarantee Rate (see "GLWB Rate Table") to your spouse (the new contract Owner) for the rest of his or her life. The Joint Lifetime Guarantee Rate is not available after Spousal Continuation (see "GLWB Rate Table").


The GLWB will not terminate upon the first Spousal Continuation of the contract; however, it will terminate upon any subsequent Spousal Continuations.


GUARANTEED LIFETIME WITHDRAWAL BENEFIT AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in New York State, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account

Value. Annuitization may provide higher income amounts than the payments under the GLWB, depending on the applicable annuity rates and your Account Value on the Annuity Date. Also, income provided by annuitizing under the applicable annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the GLWB optional benefit.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1)    Annuitize the Account Value under the contract's annuity provisions.


(2) If you are eligible for lifetime withdrawals under the GLWB, elect to receive the Annual Benefit Payment paid each year until your death (or the later of your or your spousal Beneficiary's death).


If you do not select an Annuity Option or elect to receive payments under the GLWB rider, we will annuitize your contract under the Life Annuity With 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GLWB rider.


USE OF AUTOMATED REQUIRED MINIMUM DISTRIBUTION SERVICE AND SYSTEMATIC WITHDRAWAL PROGRAM WITH GLWB


For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.


Used with the GLWB rider, our Automated Required Minimum Distribution Program can help you fulfill minimum distribution requirements with respect to your contract without reducing the Benefit Base on a proportionate basis. (Reducing the Benefit Base on a proportionate basis could have the effect of reducing or eliminating the guarantees of the GLWB rider.) The Automated Required Minimum Distribution Program calculates minimum distribution requirements with respect to your contract and makes payments to you on a monthly, quarterly, semi-annual or annual basis.


Alternatively, you may choose to enroll in the both the Automated Required Minimum Distribution Program and the Systematic Withdrawal Program (see "Access to Your Money - Systematic Withdrawal Program"). In order to avoid taking withdrawals that could reduce the Benefit Base on a proportionate basis, withdrawals under the Systematic Withdrawal Program should not exceed the Annual Benefit Payment each Contract Year. Any amounts above the Annual Benefit Payment that need to be withdrawn to fulfill minimum distribution requirements can be paid out at the end of the calendar year by the Automated Required Minimum Distribution Program. For example, if you elect the GLWB rider, enroll in the Systematic Withdrawal Program and elect to receive monthly payments equal to the Annual Benefit Payment, you should also enroll in the Automated Required Minimum Distribution Program and elect to receive your Automated Required Minimum Distribution Program on an annual basis, after the Systematic Withdrawal Program monthly payment in December.


If you enroll in either the automated required minimum distribution service or both the automated required minimum distribution service and the Systematic Withdrawal Program, you should not make additional withdrawals outside the programs. Additional withdrawals may result in the Benefit Base and Annual Benefit Payment being reduced.


To enroll the Automated Required Minimum Distribution Program and/or the Systematic Withdrawal Program, please contact our Annuity Service Center.


GLWB RATE TABLE


The GLWB Rate Table lists the following for the GLWB rider.


o  Rollup Rate: Prior to the Rollup Rate Period End Date, the minimum rate at
   -----------
     which the Benefit Base is increased at each contract anniversary if a withdrawal has not occurred in the previous Contract Year.


o  Rollup Rate Period End Date: The period of time following the contract issue
   ---------------------------
     date during which the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base.


o  GLWB Withdrawal Rate: After the Lifetime Withdrawal Age, if you take
   --------------------
     withdrawals that do not exceed the GLWB Withdrawal Rate multiplied by the Benefit Base (the "Annual Benefit Payment") such withdrawals will not reduce the Benefit Base and Annual Benefit Payment. (Taking withdrawals that exceed the Annual Benefit Payment will reduce the Benefit Base and Annual Benefit Payment and may have a significant negative impact on the value of the benefits available under the GLWB - see "Operation of the GLWB - Managing Your Withdrawals.") For IRAs and other Qualified Contracts, also see "Operation of the GLWB - Required Minimum Distributions."


o  GLWB Lifetime Guarantee Rate: If your Account Value is reduced to zero after
   ----------------------------
     the Lifetime Withdrawal Age because you make a Non-Excess Withdrawal, we will first pay you any Remaining Annual Benefit Payment in effect at the time the Account Value is reduced to zero (see "Annual Benefit Payment" above). Effective as of your next contract anniversary, we will then begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate multiplied by the Benefit Base, to you for the rest of your life. If your Account Value is reduced to zero after the Lifetime Withdrawal Age because there are insufficient funds to deduct any rider charge from your Account Value, we will begin making monthly payments, using the applicable GLWB Lifetime Guarantee Rate, to you for the rest of your life.


DIFFERENT VERSIONS OF THE GLWB. From time to time, we may introduce new versions of the GLWB rider. If we introduce a new version of the rider, we generally will do so by updating the GLWB Rate Table to show the new version, together with any prior versions, the dates each rider version was offered, and the specific rates and other terms applicable to each version. Changes to the GLWB Rate Table after the date of this prospectus, reflecting a new version of the rider, will be made in a supplement to the prospectus.

GLWB RATE TABLE


FLEXCHOICE LEVEL


Offers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.






    DATE        DATE                ROLLUP RATE    LIFETIME
   FIRST        LAST      ROLLUP     PERIOD END   WITHDRAWAL
 AVAILABLE   AVAILABLE     RATE         DATE          AGE
                                        10th
 __/__/15        -      5.00%         Contract     59 1/2
                                    Anniversary



                MINIMUM
              ISSUE AGE /                                        GLWB LIFETIME
    DATE        MINIMUM         GLWB WITHDRAWAL RATE            GUARANTEE RATE
   FIRST        SPOUSAL         (WHEN ACCOUNT VALUE           (WHEN ACCOUNT VALUE
 AVAILABLE        AGE           IS GREATER THAN $0)            IS REDUCED TO $0)
               Minimum       AGE AT 1ST                   SINGLE        JOINT
            --------------
              Issue Age:     WITHDRAWAL    WITHDRAWAL     LIFETIME      LIFETIME
            --------------
             You must be      AFTER AGE       RATE        GUARANTEE     GUARANTEE
             at least age      59 1/2                        RATE          RATE
             60 years old
             at contract

                           59 1/2 to less
                issue.
                                           4.00%          4.00%         3.00%
                               than 65

 __/__/15      Minimum
            --------------

                             65 to less
             Spousal Age:
            --------------
                                           5.00%          5.00%         3.60%
                               than 75
            Your Spouse's
            Date of Birth
              may not be
                             75 to less
                                           5.25%          5.25%         4.25%
             more than 4
                               than 80
             years after
             your Date of
                                 80+       5.75%          5.75%         4.75%




                                                                   Birth.



                              FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.

                                       ROLLUP                     MINIMUM
   DATE     DATE                                 LIFETIME
                        ROLLUP          RATE                    ISSUE AGE /
  FIRST     LAST                                 WITHDRAWAL
                         RATE        PERIOD END                   MINIMUM
AVAILABLE   AVAILABLE                                AGE
                                        DATE                    SPOUSAL AGE
                                                               Minimum Issue
                                                              ----------------
                                                               Age: You must
                                                              be at least age
                                                              60 years old at
                                                              contract issue.

                                        10th                      Minimum
                                                              ----------------
 __/__/15        -      5.00%         Contract     59 1/2       Spousal Age:
                                                              ----------------
                                    Anniversary                Your Spouse's
                                                               Date of Birth
                                                                 may not be
                                                                more than 4
                                                                years after
                                                                your Date of
                                                                   Birth.






                              FLEXCHOICE EXPEDITE

Offers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime

            Guarantee Rate if your Account Value is reduced to zero.

   DATE     GLWB WITHDRAWAL RATE               GLWB LIFETIME GUARANTEE RATE
  FIRST     (WHEN ACCOUNT VALUE                    (WHEN ACCOUNT VALUE
AVAILABLE   IS GREATER THAN $0)                     IS REDUCED TO $0)
                                          AGE WHEN
             AGE AT 1ST                              SINGLE        JOINT
                                           ACCOUNT
             WITHDRAWAL   WITHDRAWAL                 LIFETIME      LIFETIME
                                          VALUE IS
              AFTER AGE      RATE                    GUARANTEE     GUARANTEE
                                         REDUCED TO
               59 1/2                                   RATE          RATE
                                            ZERO
                                            79 or
                                                     3.00%         2.00%
              59 1/2 to                    younger
                          5.00%
            less than 65
                                             80+     3.25%         2.25%
                                            79 or
                                                     4.00%         3.00%
 __/__/15
             65 to less                    younger
                          6.00%
               than 75
                                             80+     4.25%         3.25%
                                            79 or
                                                     4.00%         3.00%
             75 to less                    younger
                          6.00%
               than 80
                                             80+     4.25%         3.25%
                                            79 or
                                                        N/A           N/A
                                           younger
                 80+      6.75%
                                             80+     5.00%         4.00%

8. PERFORMANCE


We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.


In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up Death Benefit rider.


The death benefits are described below. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.


If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix G for examples of the Principal Protection death benefit rider.)



OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3)    the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit is equal to the greatest of (1), (2) or
(3).



(See Appendix G for examples of the Annual Step-Up death benefit rider.)



GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60-day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION


If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio in the ratio that the Account Value in the Investment Portfolio bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").


Any Internal Revenue Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then-current underwriting standards). However, if the Owner is a non-natural person (for example, a trust), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.




10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the Code) and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


You are responsible for determining whether your purchase of a contract, withdrawals, income payments and any other transactions under your contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.


NON-QUALIFIED CONTRACTS


A "Non-Qualified Contract" discussed here assumes the contract is an annuity contract for federal income tax purposes, but the contract is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."


INVESTOR CONTROL


In certain circumstances, Owners of variable annuity Non-Qualified Contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, either as surrenders, partial withdrawals, or income payments. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person even if the nominal Owner is a trust or other entity which holds the contract as an agent for a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity, will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural Owner and the annual increase in the Account Value would be subject to current income taxation.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will be treated first as coming from earnings (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, you might be able to claim the loss on your federal income taxes as a miscellaneous itemized deduction.


The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to you reaching age 59 1/2, unless the distribution was made:


(a)    on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary, or


(c) under certain immediate income annuities providing for substantially equal payments made at least annually.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


For Non-Qualified Contracts, amounts received under the exercise of a partial withdrawal may be fully includible in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.



GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or GLWB, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB or the GLWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts from us (or our affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the contract (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date. If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity

Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


TAXATION OF PAYMENTS IN ANNUITY FORM


When payments are received from the contract in the form of an annuity, normally the Annuity Payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a contract is determined at the time the contract's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments you are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less - than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable. If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be deducted by your Beneficiary.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once Annuity Payments have commenced, you may not be able to make transfer withdrawals to another Non-Qualified Contract or a long-term care contract in a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


(1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).


"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.


You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A contract may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.


ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.


The contract will accept as a single Purchase Payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you withdraw as well as income earned under the contract. Withdrawals attributable to any after-tax contributions are your basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



GUARANTEED WITHDRAWAL BENEFITS AND GUARANTEED LIFETIME WITHDRAWAL BENEFITS


If you have purchased the GWB v1 or the GLWB, where otherwise made available, note the following:


The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit or the Guaranteed Lifetime Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments (under the GWB v1), or the Annual Benefit Payment is paid for life (under the GLWB), we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan contracts if the distribution occurs within the first 2 years of your participation in the plan.


These exceptions include distributions made:


(a)    on account of your death or disability, or


(b) as part of a series of substantially equal periodic payments payable for your life or joint lives of you and your designated Beneficiary and you are separated from employment.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age 59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the contract.


In addition, a withdrawal or distribution from a Qualified Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order (QDRO);
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts.

However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty: (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of an income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:


(a)    minimum distribution requirements, or


(b)    financial hardship.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you assign or transfer a withdrawal from this contract directly into another qualified plan or IRA. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.

DEATH BENEFITS


The death benefit is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Distributions required from a Qualified Contract following your death depend on whether you die before you had converted your contract to an annuity form and started taking Annuity Payments (your Annuity Starting Date). If you die on or after your Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before your Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death; the Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner. If your spouse is your Beneficiary, and your contract permits, your spouse may delay the start of these payments until December 31 of the year in which you would have reached age 70 1/2.


If your spouse is your Beneficiary, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan. Alternatively, if your spouse is your sole Beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the Owner may have rights in the contract. In such a case, the Owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.


REQUIRED MINIMUM DISTRIBUTIONS


Generally, you must begin receiving retirement plan withdrawals by April 1 following the latter of:


(a)    the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of your employer.


For IRAs (including SEPs and SIMPLEs), you must begin receiving withdrawals by April 1 of the year after you reach age 70 1/2 even if you have not retired.


A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.


You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a Beneficiary after your death under other IRAs do apply to Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.


WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:


(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;


(b)    is exchanged to another permissible investment under your 403(b) plan;


(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;


(d) occurs after you die, leave your job or become disabled (as defined by the Code);


(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;


(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;


(g)    relates to rollover or after-tax contributions; or


(h) is for the purchase of permissive service credit under a governmental defined benefit plan.


In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.

WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.


A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.


DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:


(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013, providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.




11. OTHER INFORMATION

FIRST METLIFE INVESTORS


First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.



We are obligated to pay all money we owe under the contracts - such as death benefits and income payments - even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit, or optional Guaranteed Lifetime Withdrawal Benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. First MetLife Investors is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.



The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, First MetLife Investors has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 1095 Avenue of the Americas, New York, NY 10036, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with other affiliated and unaffiliated selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


All of the Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range from 0.15% to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with affiliated and unaffiliated selling firms for the sale of the contracts. Affiliated selling firms include MetLife Securities, Inc. (MetLife Securities). All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms").

These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Registered representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all affiliated and unaffiliated selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional Purchase Payments by selling firms is 8% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.20% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. We also pay commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments - The Income Phase.") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards. With respect to the contracts, the compensation paid to affiliated selling firms is generally not expected to exceed, on a present value basis, the aggregate amount of compensation that is paid by Distributor to all other selling firms as noted above.


SALES BY OUR AFFILIATES. As previously noted, we and Distributor may offer the contracts through retail selling firms that are affiliates of ours. The amount of compensation the affiliated selling firms pass on to their sales representatives is determined in accordance with their own internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financing arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans and other benefits. Sales representatives of our affiliates must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.


Sales representatives of our affiliates receive cash payments for the products they sell and service based upon a "gross dealer concession" model. Gross dealer concession may also be credited when the contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the contract has been in force.


Sales representatives of our affiliates are entitled to part or all of the gross dealer concession. The percentage to which a representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non-proprietary products sold and serviced by the representative.


Sales representatives of our affiliates and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits, is based primarily on the amount of proprietary products sold, sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with the unaffiliated selling firms identified in the Statement of Additional Information. We and Distributor may enter into similar arrangements with affiliated selling firms, such as MetLife Securities.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information - "Distribution" for a list of selling firms that received compensation during 2014, as well as the range of additional compensation paid.)


REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10366, Des Moines, IA 50306-0366. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (800) 343-8496, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday

o  In writing to our Annuity Service Center


o  By fax at (515) 457-4400 or


o  By Internet at www.metlifeinvestors.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on First MetLife Investors and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (800) 343-8496 to make such changes.


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the

Internal Revenue Code or under a GMIB rider (see "Living Benefits - Guaranteed Minimum Income Benefit (GMIB)").


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Additional Information


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2014. See "Purchase - Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. Chart 1 presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and Chart 2 presents Accumulation Unit values for the lowest possible combination of such charges. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)


CHART 1




                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.426973          9.729483         1,335,609.5383
  01/01/2012    to  12/31/2012        9.729483         10.550465         2,435,527.5653
  01/01/2013    to  12/31/2013       10.550465         11.551854         2,864,439.0481
  01/01/2014    to  12/31/2014       11.551854         12.216082         2,882,292.7986
============   ==== ==========       =========         =========         ==============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996837          1.039690            97,949.6271
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.118812          9.510068         2,334,134.4151
  01/01/2012    to  12/31/2012        9.510068         10.635126         2,344,329.0324
  01/01/2013    to  12/31/2013       10.635126         12.418392         2,256,489.1365
  01/01/2014    to  12/31/2014       12.418392         12.973529         2,337,431.9617
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.359693          8.804928           804,042.7533
  01/01/2012    to  12/31/2012        8.804928         10.074643           783,471.6550
  01/01/2013    to  12/31/2013       10.074643         12.416587           748,144.0300
  01/01/2014    to  12/31/2014       12.416587         13.013058           717,904.3166
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.139451          8.627058           373,500.3512
  01/01/2012    to  12/31/2012        8.627058          9.977656           350,388.2327
  01/01/2013    to  12/31/2013        9.977656         12.756792           319,422.5472
  01/01/2014    to  12/31/2014       12.756792         13.595291           325,089.2396
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.633801          9.976909         1,203,805.4563
  01/01/2012    to  12/31/2012        9.976909         10.892841         1,190,691.0061
  01/01/2013    to  12/31/2013       10.892841         12.181525         1,114,383.9175
  01/01/2014    to  12/31/2014       12.181525         12.731520         1,074,252.9272
============   ==== ==========      ==========        ==========         ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.197686         10.597807         1,368,022.9399
  01/01/2012    to  12/31/2012       10.597807         11.541250         2,779,735.9535
  01/01/2013    to  12/31/2013       11.541250         10.983847         3,310,414.5068
  01/01/2014    to  12/31/2014       10.983847         11.252874         3,214,887.1324
============   ==== ==========      ==========        ==========         ==============
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.268022          9.562084         2,410,477.0692
  01/01/2012    to  12/31/2012        9.562084         10.279944         5,035,223.1176
  01/01/2013    to  12/31/2013       10.279944         11.170834         5,835,737.7660
  01/01/2014    to  12/31/2014       11.170834         11.655534         5,678,206.1149
============   ==== ==========      ==========        ==========         ==============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       19.484877         20.637627            61,277.6362
  01/01/2012    to  12/31/2012       20.637627         23.691878            65,813.6710
  01/01/2013    to  12/31/2013       23.691878         25.517482            75,854.7931
  01/01/2014    to  12/31/2014       25.517482         25.965923            93,178.4367
============   ==== ==========      ==========        ==========         ==============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.353233         13.176814           109,601.0729
  01/01/2012    to  12/31/2012       13.176814         16.353057           103,197.8717
  01/01/2013    to  12/31/2013       16.353057         16.680772           107,137.7295
  01/01/2014    to  12/31/2014       16.680772         18.612590           205,407.7979
============   ==== ==========      ==========        ==========         ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        7.030838          7.626325           261,982.2299
  01/01/2012    to  12/31/2012        7.626325          8.902546           253,292.3439
  01/01/2013    to  12/31/2013        8.902546         12.769341           239,093.3155
  01/01/2014    to  12/31/2014       12.769341         14.955819           251,126.7588
============   ==== ==========      ==========        ==========         ==============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  10/07/2011    to  12/31/2011      132.752579        137.602439             1,583.7388
  01/01/2012    to  12/31/2012      137.602439        166.062051             2,525.2175
  01/01/2013    to  12/31/2013      166.062051        210.680814             2,244.4540
  01/01/2014    to  04/25/2014      210.680814        219.314268                 0.0000
============   ==== ==========      ==========        ==========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       13.039546         14.234488           112,090.9779
  01/01/2012    to  12/31/2012       14.234488         16.561905           112,928.4209
  01/01/2013    to  12/31/2013       16.561905         21.642446           113,225.0131
  01/01/2014    to  12/31/2014       21.642446         24.140666           105,164.3098
============   ==== ==========       =========         =========        ===============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.695165         16.723543           243,406.8375
  01/01/2012    to  12/31/2012       16.723543         21.292247           239,031.5056
  01/01/2013    to  12/31/2013       21.292247         27.370640           224,663.1016
  01/01/2014    to  12/31/2014       27.370640         25.401962           237,544.7990
============   ==== ==========       =========         =========        ===============
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010696          1.047269         6,434,367.1040
  01/01/2013    to  12/31/2013        1.047269          1.050877        10,064,819.5715
  01/01/2014    to  12/31/2014        1.050877          1.093005         9,324,329.0080
============   ==== ==========       =========         =========        ===============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.159174          9.942277           254,576.1406
  01/01/2012    to  12/31/2012        9.942277         11.607402           244,812.1339
  01/01/2013    to  12/31/2013       11.607402         15.481667           226,255.4072
  01/01/2014    to  12/31/2014       15.481667         16.671405           503,309.2300
============   ==== ==========       =========         =========        ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       21.552715         23.991438            59,810.2986
  01/01/2012    to  12/31/2012       23.991438         27.105776            57,542.9382
  01/01/2013    to  12/31/2013       27.105776         34.794495            53,049.3945
  01/01/2014    to  12/31/2014       34.794495         37.581838            66,638.7681
============   ==== ==========       =========         =========        ===============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.140287         15.379785           119,155.9816
  01/01/2012    to  12/31/2012       15.379785         17.911571           119,859.2900
  01/01/2013    to  12/31/2013       17.911571         24.734051           113,840.9996
  01/01/2014    to  12/31/2014       24.734051         26.293351           104,921.4460
============   ==== ==========       =========         =========        ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.176886         10.624777           196,710.0482
  01/01/2014    to  12/31/2014       10.624777         10.999554           225,359.1216
============   ==== ==========       =========         =========        ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011       10.623701         10.763731           173,019.7877
  01/01/2012    to  12/31/2012       10.763731         11.123879           184,075.2260
  01/01/2013    to  04/26/2013       11.123879         11.095140                 0.0000
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012751          1.049314         4,675,069.8996
  01/01/2013    to  12/31/2013        1.049314          1.147262        10,409,781.7676
  01/01/2014    to  12/31/2014        1.147262          1.209021        11,691,916.4694
============   ==== ==========       =========         =========        ===============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.940336         12.599813            62,147.5116
  01/01/2012    to  12/31/2012       12.599813         14.512719            63,834.7822
  01/01/2013    to  12/31/2013       14.512719         16.745433            55,086.0847
  01/01/2014    to  12/31/2014       16.745433         17.068072            53,125.0446
============   ==== ==========       =========         =========        ===============
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       22.618757         23.939057            81,421.8125
  01/01/2012    to  12/31/2012       23.939057         26.633903            78,772.5970
  01/01/2013    to  12/31/2013       26.633903         28.330869            75,734.9204
  01/01/2014    to  12/31/2014       28.330869         29.256807            68,931.7906
============   ==== ==========       =========         =========        ===============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.991233         10.266097            25,492.1766
  01/01/2012    to  12/31/2012       10.266097         10.853788            20,081.0644
  01/01/2013    to  12/31/2013       10.853788         11.102365            24,336.2689
  01/01/2014    to  12/31/2014       11.102365         11.017574            23,951.8818
============   ==== ==========       =========         =========        ===============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.714680          9.760397            38,823.6175
  01/01/2012    to  12/31/2012        9.760397         10.037167            45,689.5567
  01/01/2013    to  12/31/2013       10.037167         10.002501           148,534.2394
  01/01/2014    to  12/31/2014       10.002501          9.957810           166,574.1275
============   ==== ==========       =========         =========        ===============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.917646         11.959925            40,406.7601
  01/01/2012    to  12/31/2012       11.959925         13.464188            40,083.7153
  01/01/2013    to  12/31/2013       13.464188         13.401332            37,698.5303
  01/01/2014    to  12/31/2014       13.401332         13.352382            38,225.1708
============   ==== ==========       =========         =========        ===============
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       10.096797         10.705026           807,354.5027
  01/01/2012    to  12/31/2012       10.705026         12.310273           816,728.5994
  01/01/2013    to  12/31/2013       12.310273         15.705375           809,678.9585
  01/01/2014    to  12/31/2014       15.705375         16.258835           758,255.7643
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.188557          9.377131         2,628,610.6345
  01/01/2012    to  12/31/2012        9.377131         10.447619         4,785,733.5431
  01/01/2013    to  12/31/2013       10.447619         11.770200         6,455,358.3348
  01/01/2014    to  12/31/2014       11.770200         12.713680         6,667,555.6850
============   ==== ==========       =========         =========         ==============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987594          1.013542           169,024.0348
  01/01/2013    to  12/31/2013        1.013542          1.127695         2,277,817.3653
  01/01/2014    to  12/31/2014        1.127695          1.213787         4,176,746.7414
============   ==== ==========       =========         =========         ==============
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       14.826879         15.792798           182,140.1743
  01/01/2012    to  12/31/2012       15.792798         18.354655           173,430.5311
  01/01/2013    to  12/31/2013       18.354655         23.948419           165,305.4638
  01/01/2014    to  12/31/2014       23.948419         23.996560           154,427.0495
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.732283         10.023099           253,446.5863
  01/01/2012    to  12/31/2012       10.023099         11.738767           269,265.7916
  01/01/2013    to  12/31/2013       11.738767         10.987975           307,730.0150
  01/01/2014    to  12/31/2014       10.987975         10.118507           319,413.1781
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.479704         12.663042           166,125.8922
  01/01/2012    to  12/31/2012       12.663042         14.557637           172,526.6740
  01/01/2013    to  12/31/2013       14.557637         17.102618           165,679.9008
  01/01/2014    to  12/31/2014       17.102618         15.677116           162,759.5801
============   ==== ==========       =========         =========         ==============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999795          1.034873            15,911.0478
============   ==== ==========       =========         =========         ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.690104         14.968220           676,730.7900
  01/01/2012    to  12/31/2012       14.968220         16.090627           681,811.7099
  01/01/2013    to  12/31/2013       16.090627         14.380845           616,854.6891
  01/01/2014    to  12/31/2014       14.380845         14.576603           584,751.3200
============   ==== ==========       =========         =========         ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.163043         16.521798           808,967.2453
  01/01/2012    to  12/31/2012       16.521798         17.783373           826,695.4187
  01/01/2013    to  12/31/2013       17.783373         17.183060           832,957.6213
  01/01/2014    to  12/31/2014       17.183060         17.636801           751,728.6197
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.061549         17.301901           32,227.3873
  01/01/2012    to  12/31/2012       17.301901         18.811597           31,101.8810
  01/01/2013    to  12/31/2013       18.811597         24.593916           33,466.6432
  01/01/2014    to  12/31/2014       24.593916         26.876234           36,608.6414
============   ==== ==========       =========         =========        ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       12.316754         12.622049           47,905.8840
  01/01/2012    to  12/31/2012       12.622049         13.857398           63,397.6319
  01/01/2013    to  12/31/2013       13.857398         13.843687           61,086.2293
  01/01/2014    to  12/31/2014       13.843687         14.243449           60,620.7831
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.609175         10.748210          430,119.2734
  01/01/2012    to  12/31/2012       10.748210         10.920777          941,968.4751
  01/01/2013    to  12/31/2013       10.920777         10.271969          838,206.6682
  01/01/2014    to  12/31/2014       10.271969         10.883696          812,526.2224
============   ==== ==========       =========         =========        ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.215816         10.745663           35,507.4593
  01/01/2014    to  12/31/2014       10.745663         11.500391           60,265.5472
============   ==== ==========       =========         =========        ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010729          1.067415        2,395,307.2578
  01/01/2013    to  12/31/2013        1.067415          1.157842        4,657,755.2630
  01/01/2014    to  12/31/2014        1.157842          1.228877        5,493,700.8020
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.943893         11.570323          840,356.1870
  01/01/2012    to  12/31/2012       11.570323         12.861209          826,779.6374
  01/01/2013    to  12/31/2013       12.861209         14.308123          771,731.8321
  01/01/2014    to  12/31/2014       14.308123         14.914289          764,535.0519
============   ==== ==========       =========         =========        ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.167441         10.800482          278,931.8708
  01/01/2012    to  12/31/2012       10.800482         12.238157          321,050.0920
  01/01/2013    to  12/31/2013       12.238157         14.234775          319,403.5847
  01/01/2014    to  12/31/2014       14.234775         14.777130          297,688.1887
============   ==== ==========       =========         =========        ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       41.717776         46.004846           89,966.8888
  01/01/2012    to  12/31/2012       46.004846         53.463670           81,377.8230
  01/01/2013    to  12/31/2013       53.463670         70.456816           75,866.8009
  01/01/2014    to  12/31/2014       70.456816         78.625612           71,321.5111
============   ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.390520         10.077199         388,933.2119
  01/01/2012    to  12/31/2012       10.077199         11.284630         370,724.0372
  01/01/2013    to  12/31/2013       11.284630         15.183024         332,764.9315
  01/01/2014    to  12/31/2014       15.183024         16.867677         301,167.7013
============   ==== ==========       =========         =========         ============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       12.723843         13.953700         150,160.3453
  01/01/2014    to  12/31/2014       13.953700         13.286377         150,062.6661
============   ==== ==========       =========         =========         ============
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011        7.279858          7.555737         227,771.0729
  01/01/2012    to  12/31/2012        7.555737          8.740852         227,664.4110
  01/01/2013    to  04/26/2013        8.740852          9.062608               0.0000
============   ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       16.025447         16.213088          45,971.1357
  01/01/2012    to  12/31/2012       16.213088         16.542675          53,201.0576
  01/01/2013    to  12/31/2013       16.542675         15.877502          73,962.2890
  01/01/2014    to  12/31/2014       15.877502         16.495086          87,403.2822
============   ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.378453         10.342686         530,900.6489
  01/01/2012    to  12/31/2012       10.342686         10.187859         507,143.3594
  01/01/2013    to  12/31/2013       10.187859         10.036175         617,378.3875
  01/01/2014    to  12/31/2014       10.036175          9.886750         472,904.6792
============   ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       14.886776         17.734578          52,990.1077
  01/01/2014    to  12/31/2014       17.734578         19.370628          51,578.9141
============   ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       12.722460         13.129568          48,689.3804
  01/01/2012    to  12/31/2012       13.129568         13.711608          50,382.7688
  01/01/2013    to  04/26/2013       13.711608         14.790750               0.0000
============   ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.593821         12.065387         267,235.6821
  01/01/2012    to  12/31/2012       12.065387         13.733793         378,991.9734
  01/01/2013    to  12/31/2013       13.733793         18.498998         384,942.7840
  01/01/2014    to  12/31/2014       18.498998         19.816928         346,430.0982
============   ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
  SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.080899          7.481251           60,671.7960
   01/01/2012                             to  12/31/2012        7.481251          8.303209           54,919.6998
   01/01/2013                             to  04/26/2013        8.303209          8.920338                0.0000
=============                            ==== ==========       =========         =========        ==============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.124678         14.441321           91,171.5315
   01/01/2012                             to  12/31/2012       14.441321         15.872717           87,401.7744
   01/01/2013                             to  12/31/2013       15.872717         21.345210           77,615.5618
   01/01/2014                             to  12/31/2014       21.345210         21.379396           73,844.5063
=============                            ==== ==========       =========         =========        ==============
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.180190         14.195811           14,732.0997
   01/01/2012                             to  12/31/2012       14.195811         16.487030           14,122.1450
   01/01/2013                             to  12/31/2013       16.487030         20.724638           14,483.2528
   01/01/2014                             to  12/31/2014       20.724638         19.049295           15,497.1538
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       13.886487         14.152003           24,880.1869
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.249987         14.638826        3,591,003.5047
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.648065         12.044499        1,797,380.7744
   01/01/2012                             to  12/31/2012       12.044499         13.158840        1,825,052.8065
   01/01/2013                             to  12/31/2013       13.158840         14.139905        1,742,462.3903
   01/01/2014                             to  04/25/2014       14.139905         14.251744                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.434715         11.883856        2,186,042.4273
   01/01/2012                             to  12/31/2012       11.883856         13.156910        2,161,049.9487
   01/01/2013                             to  12/31/2013       13.156910         14.804837        2,079,019.4308
   01/01/2014                             to  04/25/2014       14.804837         14.865707                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       15.173438         15.705589        3,464,175.2637
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                      1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION        ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF          OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       10.982691         11.481813         3,672,263.3104
   01/01/2012                             to  12/31/2012       11.481813         12.885624         3,658,942.5642
   01/01/2013                             to  12/31/2013       12.885624         15.158788         3,525,724.9246
   01/01/2014                             to  04/25/2014       15.158788         15.175309                 0.0000
=============                            ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       15.641492         16.283470         1,984,495.6892
=============                            ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
  FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.750917          9.338777           166,725.6572
   01/01/2012                             to  12/31/2012        9.338777         10.682288           159,166.7804
   01/01/2013                             to  04/26/2013       10.682288         11.496400                 0.0000
=============                            ==== ==========       =========         =========         ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       10.542396         11.120139         2,271,663.4613
   01/01/2012                             to  12/31/2012       11.120139         12.675696         2,084,350.3717
   01/01/2013                             to  12/31/2013       12.675696         15.722958         2,088,378.2990
   01/01/2014                             to  04/25/2014       15.722958         15.654494                 0.0000
=============                            ==== ==========       =========         =========         ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       14.874969         16.344455            24,619.9271
   01/01/2012                             to  12/31/2012       16.344455         18.879777            24,392.5345
   01/01/2013                             to  12/31/2013       18.879777         24.690411            22,634.3349
   01/01/2014                             to  12/31/2014       24.690411         26.563509            22,314.0082
=============                            ==== ==========       =========         =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.885462         11.853637           388,654.7314
   01/01/2012                             to  12/31/2012       11.853637         13.477764           448,322.4256
   01/01/2013                             to  12/31/2013       13.477764         17.485837           425,390.0568
   01/01/2014                             to  12/31/2014       17.485837         19.481836           409,019.3876
=============                            ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.619904         21.741561            47,239.3685
   01/01/2014                             to  12/31/2014       21.741561         23.680015            41,643.1033
=============                            ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.014066          8.694938            80,306.1583
   01/01/2012                             to  12/31/2012        8.694938          9.756735            77,307.7130
   01/01/2013                             to  04/26/2013        9.756735         10.684230                 0.0000
=============                            ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       10.629271         10.742849        34,564.8898
  01/01/2012    to  12/31/2012       10.742849         12.480517        37,634.8561
  01/01/2013    to  12/31/2013       12.480517         14.930364        39,339.8906
  01/01/2014    to  12/31/2014       14.930364         13.776962        40,966.8226
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.816384         24.729525        41,083.3812
  01/01/2014    to  12/31/2014       24.729525         24.288137        36,273.7154
============   ==== ==========       =========         =========       ============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       13.222318         14.436229        57,443.5640
  01/01/2012    to  12/31/2012       14.436229         14.971828        57,909.4290
  01/01/2013    to  04/26/2013       14.971828         16.228423             0.0000
============   ==== ==========       =========         =========       ============
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       14.498417         16.360040        38,117.2548
  01/01/2012    to  12/31/2012       16.360040         18.684873        42,289.9596
  01/01/2013    to  12/31/2013       18.684873         25.423644        42,219.8819
  01/01/2014    to  12/31/2014       25.423644         26.229772        39,323.1914
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.174486         21.671233        91,808.5416
  01/01/2014    to  12/31/2014       21.671233         23.232801        83,856.4354
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        6.060490          6.096585       167,536.2999
  01/01/2012    to  12/31/2012        6.096585          6.733097       160,380.9713
  01/01/2013    to  04/26/2013        6.733097          7.038704             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.763354         15.410303        37,077.2593
  01/01/2012    to  12/31/2012       15.410303         15.571040        38,451.1851
  01/01/2013    to  12/31/2013       15.571040         16.988928        36,778.9729
  01/01/2014    to  12/31/2014       16.988928         13.585593        43,329.3111
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       17.631665         17.731455       241,654.1394
  01/01/2012    to  12/31/2012       17.731455         17.998404       289,480.9805
  01/01/2013    to  12/31/2013       17.998404         17.569928       344,696.5892
  01/01/2014    to  12/31/2014       17.569928         17.749720       355,113.5081
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
   10/07/2011                             to  12/31/2011       11.013985         12.049965         499,632.1459
   01/01/2012                             to  12/31/2012       12.049965         13.377280         483,647.6483
   01/01/2013                             to  12/31/2013       13.377280         17.596592         445,378.8379
   01/01/2014                             to  12/31/2014       17.596592         19.145478         407,613.3290
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2




                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 MET INVESTORS SERIES TRUST
 ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.435354          9.742614         2,807,130.8214
  01/01/2012    to  12/31/2012        9.742614         10.585963         5,192,018.4825
  01/01/2013    to  12/31/2013       10.585963         11.613923         6,121,721.7080
  01/01/2014    to  12/31/2014       11.613923         12.306308         6,007,388.5324
============   ==== ==========       =========         =========         ==============
 ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.996864          1.041127           222,203.8823
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.182069          9.580447         4,373,980.8516
  01/01/2012    to  12/31/2012        9.580447         10.735389         4,443,921.0701
  01/01/2013    to  12/31/2013       10.735389         12.560555         4,307,870.1232
  01/01/2014    to  12/31/2014       12.560555         13.148320         4,457,700.4844
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.417697          8.870103         1,575,219.1002
  01/01/2012    to  12/31/2012        8.870103         10.169637         1,528,024.8347
  01/01/2013    to  12/31/2013       10.169637         12.558744         1,410,445.0010
  01/01/2014    to  12/31/2014       12.558744         13.188399         1,369,570.5393
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        8.195941          8.690929           860,277.5237
  01/01/2012    to  12/31/2012        8.690929         10.071748           812,553.5599
  01/01/2013    to  12/31/2013       10.071748         12.902859           745,679.9136
  01/01/2014    to  12/31/2014       12.902859         13.778493           729,085.1173
============   ==== ==========       =========         =========         ==============
 AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
  10/07/2011    to  12/31/2011        9.700617         10.050728         2,257,058.9210
  01/01/2012    to  12/31/2012       10.050728         10.995520         2,248,052.0429
  01/01/2013    to  12/31/2013       10.995520         12.320964         2,145,205.2096
  01/01/2014    to  12/31/2014       12.320964         12.903037         2,017,009.8951
============   ==== ==========       =========         =========         ==============
 AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.207299         10.612678         3,759,484.0046
  01/01/2012    to  12/31/2012       10.612678         11.580699         7,101,988.5004
  01/01/2013    to  12/31/2013       11.580699         11.043464         7,199,008.4989
  01/01/2014    to  12/31/2014       11.043464         11.336607         6,650,188.7055
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.276263          9.574992         5,488,266.4015
  01/01/2012    to  12/31/2012        9.574992         10.314536        10,350,719.2342
  01/01/2013    to  12/31/2013       10.314536         11.230860        11,381,735.1165
  01/01/2014    to  12/31/2014       11.230860         11.741626        11,092,364.2786
============   ==== ==========      ==========        ==========        ===============
 BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       20.082763         21.280670           165,566.6404
  01/01/2012    to  12/31/2012       21.280670         24.479242           152,829.0469
  01/01/2013    to  12/31/2013       24.479242         26.418292           119,347.3728
  01/01/2014    to  12/31/2014       26.418292         26.936384           116,459.5365
============   ==== ==========      ==========        ==========        ===============
 CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.538497         13.380587           118,123.4790
  01/01/2012    to  12/31/2012       13.380587         16.639355           122,850.4367
  01/01/2013    to  12/31/2013       16.639355         17.006799           140,630.2943
  01/01/2014    to  12/31/2014       17.006799         19.014356           143,168.0264
============   ==== ==========      ==========        ==========        ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        7.150565          7.759761           289,653.9769
  01/01/2012    to  12/31/2012        7.759761          9.076542           298,915.2107
  01/01/2013    to  12/31/2013        9.076542         13.044951           317,065.9696
  01/01/2014    to  12/31/2014       13.044951         15.309203           402,668.3031
============   ==== ==========      ==========        ==========        ===============
 CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT II (CLASS B))
  10/07/2011    to  12/31/2011      140.840751        146.053290             5,126.9953
  01/01/2012    to  12/31/2012      146.053290        176.615267             5,226.6993
  01/01/2013    to  12/31/2013      176.615267        224.517975             4,710.2779
  01/01/2014    to  04/25/2014      224.517975        233.865730                 0.0000
============   ==== ==========      ==========        ==========        ===============
 GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       13.235086         14.454596           137,705.6790
  01/01/2012    to  12/31/2012       14.454596         16.851844           138,037.3203
  01/01/2013    to  12/31/2013       16.851844         22.065390           133,245.4708
  01/01/2014    to  12/31/2014       22.065390         24.661707           139,242.5397
============   ==== ==========      ==========        ==========        ===============
 HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.979454         17.016156           302,606.4416
  01/01/2012    to  12/31/2012       17.016156         21.708384           286,830.1383
  01/01/2013    to  12/31/2013       21.708384         27.961401           281,559.6856
  01/01/2014    to  12/31/2014       27.961401         26.002213           310,227.7013
============   ==== ==========      ==========        ==========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010730          1.048710         8,490,185.3882
  01/01/2013    to  12/31/2013        1.048710          1.054430        15,600,597.9427
  01/01/2014    to  12/31/2014        1.054430          1.098896        15,234,708.0701
============   ==== ==========       =========         =========        ===============
 INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.273523         10.070573           128,073.5680
  01/01/2012    to  12/31/2012       10.070573         11.772115           125,796.2030
  01/01/2013    to  12/31/2013       11.772115         15.732268           145,450.0635
  01/01/2014    to  12/31/2014       15.732268         16.975188           150,266.7774
============   ==== ==========       =========         =========        ===============
 INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       22.170907         24.690934            65,413.6692
  01/01/2012    to  12/31/2012       24.690934         27.952215            66,844.6796
  01/01/2013    to  12/31/2013       27.952215         35.952829            56,472.8224
  01/01/2014    to  12/31/2014       35.952829         38.910717            49,288.8808
============   ==== ==========       =========         =========        ===============
 INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.381068         15.648867           144,913.4284
  01/01/2012    to  12/31/2012       15.648867         18.261621           127,536.4084
  01/01/2013    to  12/31/2013       18.261621         25.267876           122,645.7509
  01/01/2014    to  12/31/2014       25.267876         26.914621           117,414.0898
============   ==== ==========       =========         =========        ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       11.289575         10.746382           397,236.9704
  01/01/2014    to  12/31/2014       10.746382         11.147721           475,793.8803
============   ==== ==========       =========         =========        ===============
 JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
  (FORMERLY JPMORGAN CORE BOND SUB-ACCOUNT (CLASS C) AND BEFORE THAT AMERICAN FUNDS (Reg.
TM) BOND SUB-ACCOUNT (CLASS C))
  10/07/2011    to  12/31/2011       10.697353         10.843343           324,591.7533
  01/01/2012    to  12/31/2012       10.843343         11.228709           381,058.8700
  01/01/2013    to  04/26/2013       11.228709         11.199946                 0.0000
============   ==== ==========       =========         =========        ===============
 JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.012784          1.050758         9,416,453.1776
  01/01/2013    to  12/31/2013        1.050758          1.151141        21,382,333.5310
  01/01/2014    to  12/31/2014        1.151141          1.215536        25,498,422.3603
============   ==== ==========       =========         =========        ===============
 LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.071141         12.743706           109,944.5457
  01/01/2012    to  12/31/2012       12.743706         14.707991           115,585.7064
  01/01/2013    to  12/31/2013       14.707991         17.004709           111,158.4982
  01/01/2014    to  12/31/2014       17.004709         17.367049           104,239.2998
============   ==== ==========       =========         =========        ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   ------------------
 LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       23.003767         24.357741           90,987.8510
  01/01/2012    to  12/31/2012       24.357741         27.154250           86,811.5075
  01/01/2013    to  12/31/2013       27.154250         28.942193           88,179.8312
  01/01/2014    to  12/31/2014       28.942193         29.947945           74,039.3867
============   ==== ==========       =========         =========       ===============
 MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.020129         10.300527           81,370.2741
  01/01/2012    to  12/31/2012       10.300527         10.912106           95,291.3357
  01/01/2013    to  12/31/2013       10.912106         11.184364           92,471.4122
  01/01/2014    to  12/31/2014       11.184364         11.121170          103,192.0687
============   ==== ==========       =========         =========       ===============
 MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.723365          9.773621           17,938.0722
  01/01/2012    to  12/31/2012        9.773621         10.070996           58,236.4443
  01/01/2013    to  12/31/2013       10.070996         10.056309          276,232.1159
  01/01/2014    to  12/31/2014       10.056309         10.031423          183,981.8441
============   ==== ==========       =========         =========       ===============
 MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.975895         12.023913           83,907.4645
  01/01/2012    to  12/31/2012       12.023913         13.563466           77,525.8453
  01/01/2013    to  12/31/2013       13.563466         13.527178           80,889.7969
  01/01/2014    to  12/31/2014       13.527178         13.504760           80,437.3340
============   ==== ==========       =========         =========       ===============
 METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       10.237746         10.859463          731,533.7820
  01/01/2012    to  12/31/2012       10.859463         12.512996          708,257.2276
  01/01/2013    to  12/31/2013       12.512996         15.995949          595,763.3641
  01/01/2014    to  12/31/2014       15.995949         16.592811          588,732.9210
============   ==== ==========       =========         =========       ===============
 METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.196727          9.389789        6,763,390.2867
  01/01/2012    to  12/31/2012        9.389789         10.482770       11,665,251.8351
  01/01/2013    to  12/31/2013       10.482770         11.833440       15,346,448.6461
  01/01/2014    to  12/31/2014       11.833440         12.807579       16,337,744.3728
============   ==== ==========       =========         =========       ===============
 METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
  11/12/2012    to  12/31/2012        0.987648          1.013870          461,288.8374
  01/01/2013    to  12/31/2013        1.013870          1.130318        6,077,197.6542
  01/01/2014    to  12/31/2014        1.130318          1.219045        8,643,302.8520
============   ==== ==========       =========         =========       ===============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                        1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                   ACCUMULATION      ACCUMULATION       ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT          UNITS
                                   BEGINNING OF         END OF         OUTSTANDING AT
                                      PERIOD            PERIOD         END OF PERIOD
                                 ---------------   ---------------   -----------------
 METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       15.079325         16.069084         160,083.7038
  01/01/2012    to  12/31/2012       16.069084         18.713333         156,906.5966
  01/01/2013    to  12/31/2013       18.713333         24.465258         150,949.4668
  01/01/2014    to  12/31/2014       24.465258         24.563534         139,445.7155
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.838962         10.137634         345,701.7207
  01/01/2012    to  12/31/2012       10.137634         11.896795         366,120.0939
  01/01/2013    to  12/31/2013       11.896795         11.158201         391,288.8237
  01/01/2014    to  12/31/2014       11.158201         10.295853         405,728.5768
============   ==== ==========       =========         =========       ==============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       12.692206         12.884600         212,405.9019
  01/01/2012    to  12/31/2012       12.884600         14.842148         198,432.2145
  01/01/2013    to  12/31/2013       14.842148         17.471762         186,917.6169
  01/01/2014    to  12/31/2014       17.471762         16.047577         175,156.0610
============   ==== ==========       =========         =========       ==============
 PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
  04/28/2014    to  12/31/2014        0.999822          1.036303         200,316.8246
============   ==== ==========       =========         =========       ==============
 PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.940174         15.230028         717,970.0400
  01/01/2012    to  12/31/2012       15.230028         16.405011         740,330.0488
  01/01/2013    to  12/31/2013       16.405011         14.691194         755,632.9037
  01/01/2014    to  12/31/2014       14.691194         14.920994         666,290.5091
============   ==== ==========       =========         =========       ==============
 PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.438173         16.810768       1,473,398.0333
  01/01/2012    to  12/31/2012       16.810768         18.130822       1,535,943.3620
  01/01/2013    to  12/31/2013       18.130822         17.553861       1,619,920.0927
  01/01/2014    to  12/31/2014       17.553861         18.053464       1,502,813.0370
============   ==== ==========       =========         =========       ==============
 PIONEER FUND SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       16.639737         17.932990          13,198.5501
  01/01/2012    to  12/31/2012       17.932990         19.536993          12,977.5442
  01/01/2013    to  12/31/2013       19.536993         25.593388          10,492.4895
  01/01/2014    to  12/31/2014       25.593388         28.024451           9,011.5879
============   ==== ==========       =========         =========       ==============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
  10/07/2011    to  12/31/2011       25.306308         25.945508          44,500.4642
  01/01/2012    to  12/31/2012       25.945508         28.542174          41,591.9148
  01/01/2013    to  12/31/2013       28.542174         28.571028          43,679.7639
  01/01/2014    to  12/31/2014       28.571028         29.454919          43,874.6015
============   ==== ==========       =========         =========       ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.618592         10.762701         1,119,140.2880
  01/01/2012    to  12/31/2012       10.762701         10.957512         2,539,196.0714
  01/01/2013    to  12/31/2013       10.957512         10.327163         2,920,770.5774
  01/01/2014    to  12/31/2014       10.327163         10.964080         2,795,189.2772
============   ==== ==========       =========         =========         ==============
 PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       10.216374         10.760741           218,009.9504
  01/01/2014    to  12/31/2014       10.760741         11.539586           444,693.0672
============   ==== ==========       =========         =========         ==============
 SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
  04/30/2012    to  12/31/2012        1.010762          1.068883         2,651,897.0752
  01/01/2013    to  12/31/2013        1.068883          1.161756         7,500,547.4185
  01/01/2014    to  12/31/2014        1.161756          1.235499         9,298,958.2734
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.076533         11.715944         2,168,281.3770
  01/01/2012    to  12/31/2012       11.715944         13.049283         2,156,530.2401
  01/01/2013    to  12/31/2013       13.049283         14.546415         2,109,629.7609
  01/01/2014    to  12/31/2014       14.546415         15.193036         2,038,109.7717
============   ==== ==========       =========         =========         ==============
 SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       10.290687         10.936433         1,197,356.4387
  01/01/2012    to  12/31/2012       10.936433         12.417139         1,273,236.2424
  01/01/2013    to  12/31/2013       12.417139         14.471865         1,322,776.7142
  01/01/2014    to  12/31/2014       14.471865         15.053334         1,423,596.7467
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       42.428255         46.809866            59,848.6689
  01/01/2012    to  12/31/2012       46.809866         54.508674            54,901.2159
  01/01/2013    to  12/31/2013       54.508674         71.977697            50,922.1883
  01/01/2014    to  12/31/2014       71.977697         80.483634            57,275.0135
============   ==== ==========       =========         =========         ==============
 T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011        9.550412         10.253499           421,617.8746
  01/01/2012    to  12/31/2012       10.253499         11.505166           410,322.7756
  01/01/2013    to  12/31/2013       11.505166         15.510711           384,139.2428
  01/01/2014    to  12/31/2014       15.510711         17.266223           368,143.3511
============   ==== ==========       =========         =========         ==============
 METROPOLITAN SERIES FUND
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       13.296585         14.601457           264,677.4697
  01/01/2014    to  12/31/2014       14.601457         13.931004           247,640.0471
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT          UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD         END OF PERIOD
                                                           ---------------   ---------------   -----------------
 BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
  (FORMERLY AMERICAN FUNDS (Reg. TM) INTERNATIONAL SUB-ACCOUNT (CLASS C))
   10/07/2011                             to  12/31/2011        7.330378          7.611678         397,755.6362
   01/01/2012                             to  12/31/2012        7.611678          8.823283         401,871.8083
   01/01/2013                             to  04/26/2013        8.823283          9.153894               0.0000
=============                            ==== ==========       =========         =========         ============
 BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
   10/07/2011                             to  12/31/2011       16.444844         16.645052          82,898.0683
   01/01/2012                             to  12/31/2012       16.645052         17.017605         128,698.8816
   01/01/2013                             to  12/31/2013       17.017605         16.366043         144,359.7561
   01/01/2014                             to  12/31/2014       16.366043         17.036667         187,500.3262
=============                            ==== ==========       =========         =========         ============
 BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       10.555161         10.523629         450,135.7970
   01/01/2012                             to  12/31/2012       10.523629         10.386964         505,762.4811
   01/01/2013                             to  12/31/2013       10.386964         10.252804         803,505.9153
   01/01/2014                             to  12/31/2014       10.252804         10.120377         470,620.3227
=============                            ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.157349         18.081245          56,195.7216
   01/01/2014                             to  12/31/2014       18.081245         19.788822          40,756.4492
=============                            ==== ==========       =========         =========         ============
 FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY TURNER MID CAP GROWTH SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       12.913291         13.332640          60,151.2637
   01/01/2012                             to  12/31/2012       13.332640         13.951718          63,987.4558
   01/01/2013                             to  04/26/2013       13.951718         15.059331               0.0000
=============                            ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       11.791216         12.276458         260,179.0412
   01/01/2012                             to  12/31/2012       12.276458         14.002167         375,016.8387
   01/01/2013                             to  12/31/2013       14.002167         18.898229         369,935.4665
   01/01/2014                             to  12/31/2014       18.898229         20.285133         298,216.4749
=============                            ==== ==========       =========         =========         ============
 JENNISON GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY JENNISON LARGE CAP EQUITY SUB-ACCOUNT (CLASS B) AND BEFORE THAT RAINIER LARGE CAP EQUITY
  SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        7.136933          7.543923          53,714.4930
   01/01/2012                             to  12/31/2012        7.543923          8.389614          54,107.0701
   01/01/2013                             to  04/26/2013        8.389614          9.018898               0.0000
=============                            ==== ==========       =========         =========         ============
 MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       13.348197         14.694020          73,382.2475
   01/01/2012                             to  12/31/2012       14.694020         16.182973          75,610.6237
   01/01/2013                             to  12/31/2013       16.182973         21.805972          76,695.7813
   01/01/2014                             to  12/31/2014       21.805972         21.884643          70,570.2693
=============                            ==== ==========       =========         =========         ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                     1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                    NUMBER OF
                                                             ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT           UNITS
                                                             BEGINNING OF         END OF         OUTSTANDING AT
                                                                PERIOD            PERIOD          END OF PERIOD
                                                           ---------------   ---------------   ------------------
 MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   10/07/2011                             to  12/31/2011       14.263740         14.286034           53,019.2062
   01/01/2012                             to  12/31/2012       14.286034         16.625196           54,399.3909
   01/01/2013                             to  12/31/2013       16.625196         20.940119           62,496.1639
   01/01/2014                             to  12/31/2014       20.940119         19.285912           73,518.1302
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.138773         14.428629           29,595.0548
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       14.522958         14.939452        4,893,364.9583
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.810605         12.218191        1,839,746.7192
   01/01/2012                             to  12/31/2012       12.218191         13.375464        1,889,389.3641
   01/01/2013                             to  12/31/2013       13.375464         14.401451        1,700,032.5566
   01/01/2014                             to  04/25/2014       14.401451         14.524510                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.594289         12.055244        3,646,668.8013
   01/01/2012                             to  12/31/2012       12.055244         13.373515        3,728,224.1563
   01/01/2013                             to  12/31/2013       13.373515         15.078692        3,468,198.1015
   01/01/2014                             to  04/25/2014       15.078692         15.150236                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       15.464132         16.028157        6,269,267.9691
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011       11.135973         11.647420        6,810,930.9727
   01/01/2012                             to  12/31/2012       11.647420         13.097782        6,718,718.2601
   01/01/2013                             to  12/31/2013       13.097782         15.439211        6,504,050.0785
   01/01/2014                             to  04/25/2014       15.439211         15.465784                0.0000
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
   04/28/2014                             to  12/31/2014       15.941182         16.617936        2,217,219.7864
=============                            ==== ==========       =========         =========        ==============
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B) AND BEFORE THAT MET/FRANKLIN TEMPLETON
  FOUNDING STRATEGY SUB-ACCOUNT (CLASS B))
   10/07/2011                             to  12/31/2011        8.811628          9.407894          865,702.3112
   01/01/2012                             to  12/31/2012        9.407894         10.783002          750,661.4929
   01/01/2013                             to  04/26/2013       10.783002         11.612168                0.0000
=============                            ==== ==========       =========         =========        ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                         1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                          NUMBER OF
                                   ACCUMULATION      ACCUMULATION        ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT           UNITS
                                   BEGINNING OF         END OF          OUTSTANDING AT
                                      PERIOD            PERIOD          END OF PERIOD
                                 ---------------   ---------------   -------------------
 METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
  (FORMERLY MET INVESTORS SERIES TRUST - METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       10.689555         11.280553         1,918,159.7292
  01/01/2012    to  12/31/2012       11.280553         12.884423         1,923,850.2189
  01/01/2013    to  12/31/2013       12.884423         16.013844         2,349,431.3718
  01/01/2014    to  04/25/2014       16.013844         15.954170                 0.0000
============   ==== ==========       =========         =========         ==============
 METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       15.213986         16.724655            57,802.7567
  01/01/2012    to  12/31/2012       16.724655         19.357826            58,634.7896
  01/01/2013    to  12/31/2013       19.357826         25.366238            70,190.1421
  01/01/2014    to  12/31/2014       25.366238         27.345252            61,889.0222
============   ==== ==========       =========         =========         ==============
 METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       11.070801         12.061008           363,405.8935
  01/01/2012    to  12/31/2012       12.061008         13.741140           372,829.3790
  01/01/2013    to  12/31/2013       13.741140         17.863205           370,720.5991
  01/01/2014    to  12/31/2014       17.863205         19.942122           364,691.2366
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       19.178853         22.424400           163,060.0422
  01/01/2014    to  12/31/2014       22.424400         24.472630           162,497.0486
============   ==== ==========       =========         =========         ==============
 MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
  (FORMERLY MET/FRANKLIN MUTUAL SHARES SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        8.069675          8.759302           269,494.8913
  01/01/2012    to  12/31/2012        8.759302          9.848736           289,819.5892
  01/01/2013    to  04/26/2013        9.848736         10.791833                 0.0000
============   ==== ==========       =========         =========         ==============
 MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       10.907585         11.029218            86,662.6302
  01/01/2012    to  12/31/2012       11.029218         12.838985            84,462.5138
  01/01/2013    to  12/31/2013       12.838985         15.389934            88,352.8466
  01/01/2014    to  12/31/2014       15.389934         14.229479            93,172.3052
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       20.331335         25.406323            74,608.1384
  01/01/2014    to  12/31/2014       25.406323         25.002832            66,874.0657
============   ==== ==========       =========         =========         ==============
 NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
  (FORMERLY MLA MID CAP SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011       13.447458         14.688795            96,062.3990
  01/01/2012    to  12/31/2012       14.688795         15.264435           102,008.1430
  01/01/2013    to  04/26/2013       15.264435         16.556111                 0.0000
============   ==== ==========       =========         =========         ==============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


                       1.30% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                   ACCUMULATION      ACCUMULATION      ACCUMULATION
                                  UNIT VALUE AT     UNIT VALUE AT         UNITS
                                   BEGINNING OF         END OF        OUTSTANDING AT
                                      PERIOD            PERIOD        END OF PERIOD
                                 ---------------   ---------------   ---------------
 RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
  10/07/2011    to  12/31/2011       14.878056         16.796145        62,106.8831
  01/01/2012    to  12/31/2012       16.796145         19.221546        65,513.5374
  01/01/2013    to  12/31/2013       19.221546         26.206184        90,823.8890
  01/01/2014    to  12/31/2014       26.206184         27.091268        87,124.1907
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  04/29/2013    to  12/31/2013       17.679193         22.338144        74,946.7657
  01/01/2014    to  12/31/2014       22.338144         23.995717        95,702.8632
============   ==== ==========       =========         =========       ============
 T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
  (FORMERLY RCM TECHNOLOGY SUB-ACCOUNT (CLASS B))
  10/07/2011    to  12/31/2011        6.163668          6.203232       178,714.0209
  01/01/2012    to  12/31/2012        6.203232          6.864666       183,707.5824
  01/01/2013    to  04/26/2013        6.864666          7.180810             0.0000
============   ==== ==========       =========         =========       ============
 VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       14.850373         15.508279        68,660.5045
  01/01/2012    to  12/31/2012       15.508279         15.701587        70,217.9685
  01/01/2013    to  12/31/2013       15.701587         17.165667        66,656.3962
  01/01/2014    to  12/31/2014       17.165667         13.754473        82,161.9141
============   ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
  10/07/2011    to  12/31/2011       18.239426         18.351099        79,746.8160
  01/01/2012    to  12/31/2012       18.351099         18.664872        81,299.9807
  01/01/2013    to  12/31/2013       18.664872         18.257014        73,716.9175
  01/01/2014    to  12/31/2014       18.257014         18.480764        74,745.5285
============   ==== ==========       =========         =========       ============
 WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS E)
  (FORMERLY DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E))
  10/07/2011    to  12/31/2011       11.201532         12.260793       459,107.7137
  01/01/2012    to  12/31/2012       12.260793         13.638720       468,035.7525
  01/01/2013    to  12/31/2013       13.638720         17.976382       435,063.5010
  01/01/2014    to  12/31/2014       17.976382         19.597857       365,909.3935
============   ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

DISCONTINUED INVESTMENT PORTFOLIOS


Effective as of April 29, 2013:


o Met Investors Series Trust: American Funds (Reg. TM) International Portfolio (Class C) merged into Metropolitan Series Fund: Baillie Gifford
  International Stock Portfolio (Class B);


o Met Investors Series Trust: Jennison Large Cap Equity Portfolio (formerly Rainier Large Cap Equity Portfolio) (Class B) merged into Metropolitan Series Fund: Jennison Growth Portfolio (Class B);


o Met Investors Series Trust: Met/Franklin Mutual Shares Portfolio (Class B) merged into Metropolitan Series Fund: MFS (Reg. TM) Value Portfolio (Class
  B);


o Met Investors Series Trust: Met/Franklin Templeton Founding Strategy Portfolio (Class B) merged into Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B);


o Met Investors Series Trust: MLA Mid Cap Portfolio (formerly Lazard Mid Cap Portfolio) (Class B) merged into Metropolitan Series Fund: Neuberger Berman Genesis Portfolio (Class B);


o Met Investors Series Trust: RCM Technology Portfolio (Class B) merged into Metropolitan Series Fund: T. Rowe Price Large Cap Growth Portfolio (Class
  B); and


o Met Investors Series Trust: Turner Mid Cap Growth Portfolio (Class B) merged into Metropolitan Series Fund: Frontier Mid Cap Growth Portfolio (Class B).


Effective as of April 28, 2014:


o Met Investors Series Trust: ClearBridge Aggressive Growth Portfolio II (Class
  B) (formerly Janus Forty Portfolio) merged into Met Investors Series Trust:
  ClearBridge Aggressive Growth Portfolio (Class B);


o Met Investors Series Trust: MetLife Defensive Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Moderate Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 40 Portfolio (Class B);


o Met Investors Series Trust: MetLife Balanced Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 60 Portfolio (Class B); and


o Met Investors Series Trust: MetLife Growth Strategy Portfolio (Class B) merged into Metropolitan Series Fund: MetLife Asset Allocation 80 Portfolio (Class B).

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS C OR CLASS E)


Met Investors Series Trust is a mutual fund with multiple portfolios. Unless otherwise noted, the following portfolios are managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. The following Class B or, as noted, Class C or Class E portfolios are available under the contract:


AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO* (formerly AllianceBernstein Global Dynamic Allocation Portfolio)



SUBADVISER: AllianceBernstein L.P.


INVESTMENT OBJECTIVE: The AB Global Dynamic Allocation Portfolio seeks capital appreciation and current income.



ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS PORTFOLIO*



SUBADVISER: Allianz Global Investors U.S. LLC


INVESTMENT OBJECTIVE: The Allianz Global Investors Dynamic Multi-Asset Plus Portfolio seeks total return.



AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION PORTFOLIO (CLASS C)+


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Balanced Allocation Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION PORTFOLIO (CLASS C)


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Allocation Portfolio seeks growth of capital.


AMERICAN FUNDS (Reg. TM) GROWTH PORTFOLIO (CLASS C)


ADVISERS: MetLife Advisers, LLC and Capital Research and Management Company


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Growth Portfolio seeks to achieve growth of capital.


AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION PORTFOLIO (CLASS C)+


INVESTMENT OBJECTIVE: The American Funds (Reg. TM) Moderate Allocation Portfolio seeks a high total return in the form of income and growth of capital, with a greater emphasis on income.


AQR GLOBAL RISK BALANCED PORTFOLIO*


SUBADVISER: AQR Capital Management, LLC


INVESTMENT OBJECTIVE: The AQR Global Risk Balanced Portfolio seeks total return.


BLACKROCK GLOBAL TACTICAL STRATEGIES PORTFOLIO*


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock Global Tactical Strategies Portfolio seeks capital appreciation and current income.


BLACKROCK HIGH YIELD PORTFOLIO


SUBADVISER: BlackRock Financial Management, Inc.


INVESTMENT OBJECTIVE: The BlackRock High Yield Portfolio seeks to maximize total return, consistent with income generation and prudent investment management.


CLARION GLOBAL REAL ESTATE PORTFOLIO


SUBADVISER: CBRE Clarion Securities LLC


INVESTMENT OBJECTIVE: The Clarion Global Real Estate Portfolio seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.


CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO


SUBADVISER: ClearBridge Investments, LLC


INVESTMENT OBJECTIVE: The ClearBridge Aggressive Growth Portfolio seeks capital appreciation.

GOLDMAN SACHS MID CAP VALUE PORTFOLIO


SUBADVISER: Goldman Sachs Asset Management, L.P.


INVESTMENT OBJECTIVE: The Goldman Sachs Mid Cap Value Portfolio seeks long-term capital appreciation.


HARRIS OAKMARK INTERNATIONAL PORTFOLIO


SUBADVISER: Harris Associates L.P.


INVESTMENT OBJECTIVE: The Harris Oakmark International Portfolio seeks long-term capital appreciation.


INVESCO BALANCED-RISK ALLOCATION PORTFOLIO*


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Balanced-Risk Allocation Portfolio seeks total return.


INVESCO COMSTOCK PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Comstock Portfolio seeks capital growth and income.


INVESCO MID CAP VALUE PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Mid Cap Value Portfolio seeks high total return by investing in equity securities of mid-sized companies.


INVESCO SMALL CAP GROWTH PORTFOLIO


SUBADVISER: Invesco Advisers, Inc.


INVESTMENT OBJECTIVE: The Invesco Small Cap Growth Portfolio seeks long-term growth of capital.


JPMORGAN CORE BOND PORTFOLIO


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Core Bond Portfolio seeks to maximize total return.


JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO*


SUBADVISER: J.P. Morgan Investment Management Inc.


INVESTMENT OBJECTIVE: The JPMorgan Global Active Allocation Portfolio seeks capital appreciation and current income.


LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO


SUBADVISER: Loomis, Sayles & Company, L.P.


INVESTMENT OBJECTIVE: The Loomis Sayles Global Markets Portfolio seeks high total investment return through a combination of capital appreciation and income.


LORD ABBETT BOND DEBENTURE PORTFOLIO


SUBADVISER: Lord, Abbett & Co. LLC


INVESTMENT OBJECTIVE: The Lord Abbett Bond Debenture Portfolio seeks high current income and the opportunity for capital appreciation to produce a high total return.


MET/EATON VANCE FLOATING RATE PORTFOLIO


SUBADVISER: Eaton Vance Management


INVESTMENT OBJECTIVE: The Met/Eaton Vance Floating Rate Portfolio seeks a high level of current income.


MET/FRANKLIN LOW DURATION TOTAL RETURN PORTFOLIO


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Franklin Low Duration Total Return Portfolio seeks a high level of current income, while seeking preservation of shareholders' capital.


MET/TEMPLETON INTERNATIONAL BOND PORTFOLIO#


SUBADVISER: Franklin Advisers, Inc.


INVESTMENT OBJECTIVE: The Met/Templeton International Bond Portfolio seeks current income with capital appreciation and growth of income.


METLIFE ASSET ALLOCATION 100 PORTFOLIO


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 100 Portfolio seeks growth of capital.


METLIFE BALANCED PLUS PORTFOLIO*


SUBADVISER - OVERLAY PORTION: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The MetLife Balanced Plus Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO*


SUBADVISER - OVERLAY PORTION: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Multi-Index Targeted Risk Portfolio seeks a balance between growth of capital and current income, with a greater emphasis on growth of capital.


METLIFE SMALL CAP VALUE PORTFOLIO (formerly Third Avenue Small Cap Value Portfolio)



SUBADVISERS: Delaware Investments Fund Advisers; Wells Capital Management Incorporated (formerly Third Avenue Management LLC)


INVESTMENT OBJECTIVE: The MetLife Small Cap Value Portfolio seeks long-term capital appreciation.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.



PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO*


SUBADVISER: PanAgora Asset Management, Inc.


INVESTMENT OBJECTIVE: The PanAgora Global Diversified Risk Portfolio seeks total return.



PIMCO INFLATION PROTECTED BOND PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Inflation Protected Bond Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management.


PIMCO TOTAL RETURN PORTFOLIO


SUBADVISER: Pacific Investment Management Company LLC


INVESTMENT OBJECTIVE: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.


PIONEER FUND PORTFOLIO


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS E)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.



PYRAMIS (Reg. TM) GOVERNMENT INCOME PORTFOLIO*


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Government Income Portfolio seeks a high level of current income, consistent with preservation of principal.


PYRAMIS (Reg. TM) MANAGED RISK PORTFOLIO*


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The Pyramis (Reg. TM) Managed Risk Portfolio seeks total return.


SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO*


SUBADVISERS: Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited


INVESTMENT OBJECTIVE: The Schroders Global Multi-Asset Portfolio seeks capital appreciation and current income.


SSGA GROWTH AND INCOME ETF PORTFOLIO


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth and Income ETF Portfolio seeks growth of capital and income.


SSGA GROWTH ETF PORTFOLIO


SUBADVISER: SSGA Funds Management, Inc.


INVESTMENT OBJECTIVE: The SSGA Growth ETF Portfolio seeks growth of capital.


T. ROWE PRICE LARGE CAP VALUE PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Value Portfolio seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

T. ROWE PRICE MID CAP GROWTH PORTFOLIO


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Mid Cap Growth Portfolio seeks long-term growth of capital.


* If you elect the GWB v1 rider or a GMIB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GWB v1 rider or a GMIB Max rider.


+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")



METROPOLITAN SERIES FUND


Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to the portfolios. The following portfolios are available under the contract:


BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO (CLASS B)


SUBADVISER: Baillie Gifford Overseas Limited


INVESTMENT OBJECTIVE: The Baillie Gifford International Stock Portfolio seeks long-term growth of capital.


BARCLAYS AGGREGATE BOND INDEX PORTFOLIO (CLASS G)*



SUBADVISER: MetLife Investment Management, LLC



INVESTMENT OBJECTIVE: The Barclays Aggregate Bond Index Portfolio seeks to track the performance of the Barclays U.S. Aggregate Bond Index.

BLACKROCK MONEY MARKET PORTFOLIO (CLASS B)


SUBADVISER: BlackRock Advisors, LLC


INVESTMENT OBJECTIVE: The BlackRock Money Market Portfolio seeks a high level of current income consistent with preservation of capital.


An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.


During extended periods of low interest rates, the yields of the BlackRock Money Market Portfolio may become extremely low and possibly negative.


FRONTIER MID CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Frontier Capital Management Company, LLC


INVESTMENT OBJECTIVE: The Frontier Mid Cap Growth Portfolio seeks maximum capital appreciation.


JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MET/ARTISAN MID CAP VALUE PORTFOLIO (CLASS B)


SUBADVISER: Artisan Partners Limited Partnership


INVESTMENT OBJECTIVE: The Met/Artisan Mid Cap Value Portfolio seeks long-term capital growth.


MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY PORTFOLIO (CLASS B)


SUBADVISER: Dimensional Fund Advisors LP


INVESTMENT OBJECTIVE: The Met/Dimensional International Small Company Portfolio seeks long-term capital appreciation.


METLIFE ASSET ALLOCATION 20 PORTFOLIO (CLASS B)+


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 20 Portfolio seeks a high level of current income, with growth of capital as a secondary objective.


METLIFE ASSET ALLOCATION 40 PORTFOLIO (CLASS B)+


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 40 Portfolio seeks high total return in the form of income and growth of capital, with a greater emphasis on income.


METLIFE ASSET ALLOCATION 60 PORTFOLIO (CLASS B)+


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 60 Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.


METLIFE ASSET ALLOCATION 80 PORTFOLIO (CLASS B)


INVESTMENT OBJECTIVE: The MetLife Asset Allocation 80 Portfolio seeks growth of capital.


METLIFE MID CAP STOCK INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Mid Cap Stock Index Portfolio seeks to track the performance of the Standard & Poor's MidCap 400 (Reg. TM) Composite Stock Price Index.


METLIFE STOCK INDEX PORTFOLIO (CLASS B)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MetLife Stock Index Portfolio seeks to track the performance of the Standard & Poor's 500 (Reg. TM) Composite Stock Price Index.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


MSCI EAFE (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The MSCI EAFE (Reg. TM) Index Portfolio seeks to track the performance of the MSCI EAFE (Reg. TM) Index.


NEUBERGER BERMAN GENESIS PORTFOLIO (CLASS B)


SUBADVISER: Neuberger Berman Management LLC


INVESTMENT OBJECTIVE: The Neuberger Berman Genesis Portfolio seeks high total return, consisting principally of capital appreciation.

RUSSELL 2000 (Reg. TM) INDEX PORTFOLIO (CLASS G)


SUBADVISER: MetLife Investment Management, LLC


INVESTMENT OBJECTIVE: The Russell 2000 (Reg. TM) Index Portfolio seeks to track the performance of the Russell 2000 (Reg. TM) Index.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital.


VAN ECK GLOBAL NATURAL RESOURCES PORTFOLIO (CLASS B)#


SUBADVISER: Van Eck Associates Corporation


INVESTMENT OBJECTIVE: The Van Eck Global Natural Resources Portfolio seeks long-term capital appreciation with income as a secondary consideration.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.


WMC CORE EQUITY OPPORTUNITIES PORTFOLIO (CLASS E)


SUBADVISER: Wellington Management Company LLP


INVESTMENT OBJECTIVE: The WMC Core Equity Opportunities Portfolio seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.


* If you elect the GWB v1 rider or a GMIB Max rider, you must allocate all of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GMIB Max and GWB v1 Riders.") If you elect the GLWB rider, you must allocate at least 80% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GWB v1 rider or a GMIB Max rider.


+ If you elect the GLWB rider, you are permitted to allocate up to 20% of your Purchase Payments and Account Value among these Investment Portfolios. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation and Other Purchase Payment Restrictions for the GLWB.") These Investment Portfolios are also available for investment if you do not elect the GLWB rider.


# This portfolio is only available for investment if certain optional riders are elected. (See "Purchase - Investment Allocation Restrictions for Certain Riders - Investment Allocation Restrictions for GMIB Plus IV.")

APPENDIX C

EDCA EXAMPLES WITH MULTIPLE PURCHASE PAYMENTS

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be the guaranteed minimum interest rate, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent Purchase Payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term. These examples do not reflect charges that may be deducted from the EDCA account.


6-MONTH EDCA

The following example demonstrates how the 6-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $12,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 4th month, a second Purchase Payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1            $12,000             $2,000           $10,000          $10,000
    2                                $2,000           $ 8,008          $ 8,008
    3                                $2,000           $ 6,015          $ 6,015
    4*           $ 6,000             $3,000           $ 9,020          $ 3,020         $6,000
    5                                $3,000           $ 6,027          $    22         $6,005
    6                                $3,000           $ 3,032                0         $3,032
    7                                $3,000           $    35                0         $   35
    8                                $   35                 0                0              0

* At the beginning of the 4th month, a $6,000 Purchase Payment is added to the EDCA account. This amount ($6,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $3,020 in the 1st Payment Bucket ($6,015 (1st Payment Bucket Account Value from the 3rd month) + $5 (3rd month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $3,020). The total EDCA Account Value at the beginning of the 4th month is $9,020 ($3,020 in the 1st Payment Bucket + $6,000 in the 2nd Payment Bucket = $9,020).

12-MONTH EDCA

The following example demonstrates how the 12-month EDCA program operates when multiple Purchase Payments are allocated to the program. The example assumes that a $24,000 Purchase Payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 1% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =


Account Value 1st Payment Bucket (month 1) x


(1+EDCA Rate)(1/12) - EDCA Transfer Amount


At the beginning of the 6th month, a second Purchase Payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is also credited with a 1% effective annual interest rate. This second Purchase Payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the Account Value in the 1st Payment Bucket until exhausted and then against the Account Value in the 2nd Payment Bucket until it is exhausted.



                                                                      ---- Account Values----
 Beg of     Amount Allocated         Actual             EDCA         1st Payment     2nd Payment
  Month          to EDCA         EDCA Transfer     Account Value        Bucket         Bucket
--------   ------------------   ---------------   ---------------   -------------   ------------
    1      $24,000                   $2,000           $22,000          $22,000
    2                                $2,000           $20,018          $20,018
    3                                $2,000           $18,035          $18,035
    4                                $2,000           $16,050          $16,050
    5                                $2,000           $14,063          $14,063
    6*     $12,000                   $3,000           $23,075          $11,075         $12,000
    7                                $3,000           $20,094          $ 8,084         $12,010
    8                                $3,000           $17,111          $ 5,091         $12,020
    9                                $3,000           $14,125          $ 2,095         $12,030
   10                                $3,000           $11,137                0         $11,137
   11                                $3,000           $ 8,146                0         $ 8,146
   12                                $3,000           $ 5,153                0         $ 5,153
   13                                $3,000           $ 2,157                0         $ 2,157
   14                                $2,159                 0                0               0

* At the beginning of the 6th month, a $12,000 Purchase Payment is added to the EDCA account. This amount ($12,000) is allocated to the 2nd Payment Bucket. As described above, this second Purchase Payment causes the monthly EDCA transfer amount to increase from $2,000 to $3,000. Therefore, $3,000 is transferred from the 1st Payment Bucket, leaving $11,075 in the 1st Payment Bucket ($14,063 (1st Payment Bucket Account Value from the 5th month) + $12 (5th month's EDCA interest calculated using the formula shown above) - $3,000 (monthly transfer) = $11,075). The total EDCA Account Value at the beginning of the 6th month is $23,075 ($11,075 in the 1st Payment Bucket + $12,000 in the 2nd Payment Bucket = $23,075).

APPENDIX D

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB riders. Example (6) shows how required minimum distributions affect the Income Base when a GMIB rider is elected with an IRA contract (or another contract subject to Section 401(a)(9) of the Internal Revenue Code).


The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.


(1) THE ANNUAL INCREASE AMOUNT


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Assume that you make an initial Purchase Payment of $100,000. Prior to annuitization, your Account Value fluctuates above and below your initial Purchase Payment depending on the investment performance of the investment options you selected. Your Purchase Payments accumulate at the GMIB Annual Increase Rate (see "Living Benefits - Guaranteed Minimum Income Beneft (GMIB) - GMIB Rate Table"), until the contract anniversary prior to the contract Owner's 91st birthday, subject to the Annual Increase Amount Limit (see "Living Benefits - Operation of the GMIB - Annual Increase Amount Limit"). Your Purchase Payments are also adjusted for any withdrawals (including any applicable withdrawal charge) made during this period. The line (your Purchase Payments accumulated at the GMIB Annual Increase Rate, adjusted for withdrawals and charges - "the Annual Increase Amount") is the value upon which future income payments can be based.



[GRAPHIC APPEARS HERE]






    Graphic Example: Determining your guaranteed lifetime income stream
    -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(2) THE HIGHEST ANNIVERSARY VALUE (HAV)


    Graphic Example: Determining a value upon which future income payments can
    --------------------------------------------------------------------------
      be based
      --------


    Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each contract anniversary if the Account Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the contract anniversary immediately prior to the contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable withdrawal charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

[GRAPHIC APPEARS HERE]






  Graphic Example: Determining your guaranteed lifetime income stream
  -------------------------------------------------------------------


    Assume that you decide to annuitize your contract and begin taking Annuity
      Payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Value. Assume that the Highest Anniversary Value is also higher than the Annual Increase Amount. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime Annuity Payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.


[GRAPHIC APPEARS HERE]






(3) PUTTING IT ALL TOGETHER


    Graphic Example
    ---------------


    Prior to annuitization, the two calculations (the Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the contract, you will receive income payments for life and the Income Bases and the Account Value will cease to exist. Also, the GMIB may only be exercised no later than the contract anniversary prior to the contract Owner's 91st birthday, after a 10 year waiting period, and then only within a 30 day period following the contract anniversary.


[GRAPHIC APPEARS HERE]






    With the GMIB, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the contract is issued. However, if then-current annuity purchase factors applied to the Account Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your contract you will receive whatever amount produces the greatest income payment. Therefore, if your Account Value would provide greater income than would the amount provided under the GMIB, you will have paid for the GMIB although it was never used.


[GRAPHIC APPEARS HERE]

(4) THE GUARANTEED PRINCIPAL OPTION


    Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. Assume that the Account Value at the 10th contract anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.


    The effects of exercising the Guaranteed Principal Option are:


    1) A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Value 30 days after the 10th contract anniversary bringing the Account Value back up to $100,000.


    2) The GMIB rider and rider charge terminate as of the date that the adjustment is made to the Account Value; the variable annuity contract continues.


    3) The GMIB allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Value.



[GRAPHIC APPEARS HERE]






    *Withdrawals reduce the original Purchase Payment (I.E. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.


(5) THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP


Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount will be increased by the GMIB Annual Increase Rate on the first anniversary. Assume your Account Value at the first contract anniversary is $110,000 due to good market performance, and $110,000 is greater than the Annual Increase Amount increased by the GMIB Annual Increase Rate. Also assume that prior to the first contract anniversary, you elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature. Because your Account Value is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically increases to $110,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the first contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value at the second contract anniversary is $120,000 due to good market performance, and you have not discontinued the Automatic Annual Step-Up feature. If your $120,000 Account Value is higher than your Annual Increase Amount (calculated on the second contract anniversary using the GMIB Annual Increase Rate), an Optional Step-Up will automatically occur.


The effect of the Optional Step-Up is:


   (1) The Annual Increase Amount automatically increases to $120,000;


   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the second contract anniversary;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


Assume your Account Value increases by $10,000 at each contract anniversary in years three through seven. If on each contract anniversary your Account Value exceeds the Annual Increase Amount, an Optional Step-Up would automatically occur (provided you had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).


The effect of each Optional Step-Up is:


   (1) The Annual Increase Amount automatically resets to the higher Account Value;

   (2) The 10-year waiting period to annuitize the contract under the GMIB rider is reset to 10 years from the date of the Optional Step-Up;


   (3) The GMIB rider charge may be reset to the fee we would charge new contract Owners for the same GMIB rider at that time; and


   (4) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.


After the seventh contract anniversary, the initial Automatic Annual Step-Up election expires. Assume you do not make a new election of the Automatic Annual Step-Up.


Assume your Account Value at the eighth contract anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Value is lower than your Annual Increase Amount. The Annual Increase Amount will, however, be increased by the GMIB Annual Increase Rate on the eighth contract anniversary. Furthermore, if poor market performance prevents your Account Value from exceeding your Annual Increase Amount on future contract anniversaries, the Annual Increase Amount will continue to grow at the GMIB Annual Increase Rate annually (provided the GMIB rider continues in effect, and subject to adjustments for additional Purchase Payments and/or withdrawals) through the contract anniversary prior to your 91st birthday, subject to the Annual Increase Amount Limit (see "Living Benefits - Operation of the GMIB - Annual Increase Amount Limit"). Also, please note:


   (1) The 10-year waiting period to annuitize the contract under the GMIB remains at the 17th contract anniversary (10 years from the date of the last Optional Step-Up);


   (2) The GMIB rider charge remains at its current level; and


   (3) The Guaranteed Principal Option can still be elected on the 10th contract anniversary.



[GRAPHIC APPEARS HERE]






(6) REQUIRED MINIMUM DISTRIBUTION EXAMPLES


The following examples only apply to IRAs and other contracts subject to
Section 401(a)(9) of the Internal Revenue Code. Assume an IRA contract is issued on September 1, 2015 and a GMIB rider is selected. Assume that on the first contract anniversary (September 1, 2016), the Annual Increase Amount is $100,000. Assume the required minimum distribution amount for 2016 with respect to this contract is $6,000, and the required minimum distribution amount for 2017 with respect to this contract is $7,200. Assume that on both the first contract anniversary (September 1, 2016) and the second contract anniversary (September 1, 2017) the Account Value is $100,000. On the second contract anniversary, the annual increase rate is the greater of:


     (a) the GMIB Annual Increase Rate; or


   (b) the required minimum distribution rate (as defined below).


The required minimum distribution rate equals the greater of:


   (1) the required minimum distribution amount for 2016 ($6,000) or for 2017 ($7,200), whichever is greater, divided by the sum of: (i) the Annual Increase Amount as of September 1, 2016 ($100,000) and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year ($0);

   (2a) if the contract Owner enrolls only in the Automated Required Minimum
                                      ----
          Distribution Program, the total withdrawals during the Contract Year under the Automated Required Minimum Distribution Program, divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year; or


   (2b) if the contract Owner enrolls in both the Systematic Withdrawal
                                         ----
           Program and the Automated Required Minimum Distribution Program, the total withdrawals during the Contract Year under (I) the Systematic Withdrawal Program (up to a maximum of the GMIB Annual Increase Rate as a percentage of the Annual Increase Amount at the beginning of the Contract Year) and (II) the Automated Required Minimum Distribution Program (which can be used to pay out any amount above the Systematic Withdrawal Program withdrawals that must be withdrawn to fulfill minimum distribution requirements at the end of the calendar year), divided by the sum of: (i) the Annual Increase Amount at the beginning of the Contract Year and (ii) any subsequent Purchase Payments received during the Contract Year before the end of the calendar year.


Because $7,200 (the required minimum distribution amount for 2017) is greater than $6,000 (the required minimum distribution amount for 2016), item (1) above is equal to $7,200 divided by $100,000, or 7.2%.


  Withdrawals Through the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner enrolls in the Automated Required Minimum Distribution
      Program and elects monthly withdrawals, the Owner will receive $6,800 over the second Contract Year (from September 2016 through August 2017). Assuming the Owner makes no withdrawals outside the Automated Required Minimum Distribution Program, on September 1, 2017, the Annual Increase Amount will be increased to $100,400. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn through the Automated Required Minimum Distribution Program ($6,800):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,800 = $100,400.


  (Why does the contract Owner receive $6,800 under the Automated Required
      Minimum Distribution Program in this example? From September through December 2016, the Owner receives $500 per month ($500 equals the $6,000 required minimum distribution amount for 2016 divided by 12). From January through August 2017, the Owner receives $600 per month ($600 equals the $7,200 required minimum distribution amount for 2017 divided by 12). The Owner receives $2,000 in 2016 and $4,800 in 2017, for a total of $6,800.)


  Withdrawals Outside the Automated Required Minimum Distribution Program
  -----------------------------------------------------------------------


  If the contract Owner withdraws the $6,000 required minimum distribution amount for 2016 in December 2016 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $101,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($6,000):
      $100,000 increased by 7.2% = $107,200; $107,200 - $6,000 = $101,200.


  If the contract Owner withdraws the $7,200 required minimum distribution amount for 2017 in January 2017 and makes no other withdrawals from September 2016 through August 2017, the Annual Increase Amount on September 1, 2017 will be $100,000. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn ($7,200):
      $100,000 increased by 7.2% = $107,200; $107,200 - $7,200 = $100,000.


  Withdrawals in Excess of the Required Minimum Distribution Amounts
  ------------------------------------------------------------------


  Assume the contract Owner withdraws $7,250 on September 1, 2016 and makes no other withdrawals before the second contract anniversary. Because the $7,250 withdrawal exceeds the required minimum distribution amounts for 2016 and 2017, the annual increase rate will be equal to the GMIB Annual Increase Rate (as shown in the GMIB Rate Table). On September 1, 2016, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($100,000) multiplied by the percentage reduction in the Account Value attributed to the withdrawal (7.25%). Therefore, the new Annual Increase Amount is $92,750 ($100,000 x 7.25% = $7,250; $100,000 -
    $7,250 = $92,750). Assuming no other Purchase Payments or withdrawals are made before the second contract anniversary, the Annual Increase Amount on the second contract anniversary (September 1, 2017) will be $92,750 increased by the GMIB Annual Increase Rate.


  No Withdrawals
  --------------


  If the contract Owner fulfills the minimum distribution requirements by making withdrawals from other IRA accounts and does not make any withdrawals from this contract, the Annual Increase Amount on September 1, 2017 will be $107,200. This is calculated by increasing the Annual Increase Amount from September 1, 2016 ($100,000) by the annual increase rate (7.2%) and subtracting the total amount withdrawn from the contract ($0). Under the GMIB, the Annual Increase Amount is limited to a maximum percentage of your purchase payments or, if greater, the same percentage of the Annual Increase Amount as increased by the most recent Optional Step-Up. See "Living Benefits - Operation of the GMIB - Annual Increase Amount Limit."

APPENDIX E

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.


A.   GWB - Annual Benefit Payment Continuing When Account Value Reaches Zero
     -----------------------------------------------------------------------


When you purchase a contract and elect the optional GWB rider:


o your initial Account Value is equal to your initial Purchase Payment;


o your initial Total Guaranteed Withdrawal Amount (the minimum amount you are guaranteed to receive over time) is equal to your initial Purchase Payment;


o your initial Remaining Guaranteed Withdrawal Amount (the remaining minimum amount you are guaranteed to receive over time) is equal to the initial Total Guaranteed Withdrawal Amount; and


o your initial Annual Benefit Payment (the amount you may withdraw each Contract Year without taking an Excess Withdrawal) is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the applicable GWB Withdrawal Rate (see "Living Benefits - Guaranteed Withdrawal Benefit (GWB)
  - GWB Rate Table").


The graphic example below shows how withdrawing the Annual Benefit Payment each Contract Year reduces the Remaining Guaranteed Withdrawal Amount and Account Value. Assume that over time the Account Value is reduced to zero by the effects of withdrawing the Annual Benefit Payment and poor market performance. If the Account Value reaches zero while a Remaining Guaranteed Withdrawal Amount still remains, we will begin making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Remaining Guaranteed Withdrawal Amount is exhausted. The total amount withdrawn over the life of the contract will be equal to the initial Total Guaranteed Withdrawal Amount.



[GRAPHIC APPEARS HERE]

B.   GWB - Effect of an Excess Withdrawal
     ------------------------------------


A withdrawal that causes your total withdrawals in a Contract Year to exceed the Annual Benefit Payment is called an "Excess Withdrawal."


As described in Example A above, if you do not take Excess Withdrawals, the GWB
                                        ------
rider guarantees that the entire amount of Purchase Payments you make will be returned to you through a series of withdrawals over time, even if your Account Value is reduced to zero. Non-Excess Withdrawals do not decrease the Total Guaranteed Withdrawal Amount or Annual Benefit Payment, and decrease the Remaining Guaranteed Withdrawal Amount by the dollar amount of the withdrawal.


If you do take an Excess Withdrawal, you will reduce the amount guaranteed be
       --
returned to you under the GWB rider. If you take an Excess Withdrawal, we will:


o reduce the Total Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduced the Account Value;


o reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the Excess Withdrawal reduces the Account Value; and


o reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


For example, if an Excess Withdrawal is equal to 10% of the Account Value, that Excess Withdrawal will reduce both the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by 10%, and the new Annual Benefit Payment will be calculated based on the reduced Total Guaranteed Withdrawal Amount.


These reductions in the Total Guaranteed Withdrawal Amount, Remaining Guaranteed Withdrawal Amount, and Annual Benefit Payment may be significant, particularly when the Account Value at the time of the Excess Withdrawal is lower than the Total Guaranteed Withdrawal Amount. An Excess Withdrawal that reduces the Account Value to zero will terminate the contract.

C.   GWB - Excess Withdrawals - Single Withdrawal vs. Multiple Withdrawals
     ---------------------------------------------------------------------


Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000, your initial Total Guaranteed Withdrawal Amount would be $100,000, and your initial Remaining Guaranteed Withdrawal Amount is $100,000. Also assume the GWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the withdrawal reduced the Account Value. The reduction is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount is not reduced, and the Remaining Guaranteed Withdrawal Amount is reduced by such withdrawal to $95,000. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since your second withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will be reduced in the same proportion that the second withdrawal reduced the Account Value. The reduction is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Total Guaranteed Withdrawal Amount would be reduced to $93,300 ($100,000 reduced by 6.7%), and the Remaining Guaranteed Withdrawal Amount would be reduced to $88,635 ($95,000 reduced by 6.7%). In addition, after the second withdrawal, the Annual Benefit Payment would be reset equal to $4,665 (5% x $93,300).


D.   GWB - How the Automatic Annual Step-Up Works
     --------------------------------------------


As described in Example A above, when you purchase a contract and elect the optional GWB rider, the initial Account Value and Total Guaranteed Withdrawal Amount are equal to the initial Purchase Payment. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by your GWB Withdrawal Rate.


Assume that on the first contract anniversary the Account Value is greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Assume that on the second contract anniversary the Account Value is once again greater than the Total Guaranteed Withdrawal Amount. As shown in the graphic example below, the Automatic Annual Step-Up will again increase the Total Guaranteed Withdrawal Amount to equal the Account Value. The Remaining Guaranteed Withdrawal Amount will also be increased to equal the Account Value. The Annual Benefit Payment will be set equal to the newly recalculated Total Guaranteed Withdrawal Amount multiplied by the GWB Withdrawal Rate.


Even if the Account Value decreases after the second contract anniversary, the Total Guaranteed Withdrawal Amount and Annual Benefit Payment will not decrease as long as you do not take Excess Withdrawals.


The graphic example below shows how the Automatic Annual Step-Ups on the first and second contract anniversaries increase the Total Guaranteed Withdrawal Amount. It also shows the contract Owner choosing to begin withdrawals of the Annual Benefit Payment on the fifth contract anniversary.


Automatic Annual Step-Ups may only occur on contract anniversaries prior to the Owner's 86th birthday. If an Automatic Annual Step-Up occurs, we may reset the GWB rider charge to a rate that does not exceed the lower of: (a) the GWB

Maximum Fee Rate (1.80%) or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the Automatic Annual Step-Up. If an Automatic Annual Step-Up would result in an increase in your GWB rider charge, we will notify you in writing a minimum of 30 days in advance of the applicable contract anniversary and inform you that you may choose to decline the Automatic Annual Step-Up.



[GRAPHIC APPEARS HERE]

APPENDIX F

GUARANTEED LIFETIME WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the GLWB rider. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The GLWB rider does not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Benefit Base cannot be taken as a lump sum. Values are rounded for display purposes only.


BENEFIT BASE


The initial Benefit Base is equal to your initial Purchase Payment. The Benefit Base is increased by any additional Purchase Payments. The Benefit Base may also increase by the Rollup Rate, if applicable, and any Automatic Step-Ups, as described below. The Benefit Base may be reduced for certain types of withdrawals, as described below.


A. WITHDRAWALS


WITHDRAWALS PRIOR TO THE LIFETIME WITHDRAWAL AGE
------------------------------------------------


There is no Annual Benefit Payment prior to the Lifetime Withdrawal Age, so any withdrawal that occurs prior to the Lifetime Withdrawal Age will decrease the Benefit Base in the same proportion that the withdrawal reduces the Account Value. This adjustment is calculated using the amount of the withdrawal (including withdrawal charges, if any) divided by the Account Value prior to the withdrawal (a "Proportional Adjustment").


Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal. Since this withdrawal is made prior to the Lifetime Withdrawal Age, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to your withdrawal amount ($10,000) divided by your Account Value before such withdrawal ($80,000), which equals 12.5%. Your Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%).


WITHDRAWALS AFTER THE LIFETIME WITHDRAWAL AGE
---------------------------------------------


Any withdrawal that occurs after the Lifetime Withdrawal Age is either a Non-Excess Withdrawal or an Excess Withdrawal.


A "Non-Excess Withdrawal" is a withdrawal that does not exceed, or cause the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Non-Excess Withdrawals do not reduce the Benefit Base, but reduce your Account Value by the amount of each withdrawal.


An "Excess Withdrawal" is a withdrawal that exceeds, or causes the cumulative withdrawals for the current Contract Year to exceed, the Annual Benefit Payment. Any Excess Withdrawal(s), and any subsequent withdrawals that occur in that Contract Year, will result in a Proportional Adjustment to the Benefit Base.


The Benefit Base is multiplied by the applicable GLWB Withdrawal Rate while the Account Value is greater than zero to determine your Annual Benefit Payment. The Benefit Base is multiplied by the applicable GLWB Lifetime Guarantee Rate to determine your Annual Benefit Payment if your Account Value is reduced to zero and lifetime payments are to begin.


Examples:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).

     Non-Excess Withdrawals
     ----------------------


 You decide to make a $5,000 withdrawal. Since this withdrawal is made after the Lifetime Withdrawal Age and does not exceed the Annual Benefit Payment of $5,000, your Benefit Base of $100,000 is not reduced by such withdrawal.


     Excess Withdrawals
     ------------------


 Assume due to poor market performance your Account Value is reduced to $80,000 and you decide to make a $10,000 withdrawal, which reduces your Account Value to $70,000 ($80,000 - $10,000). Since your $10,000 withdrawal exceeds your Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to your Benefit Base. The Proportional Adjustment is equal to the withdrawal amount ($10,000) divided by the Account Value before such withdrawal ($80,000), which equals 12.5%. The Benefit Base would be reduced to $87,500 ($100,000 reduced by 12.5%). In addition, after such withdrawal, the Annual Benefit Payment would be reset equal to $4,375 (5% x $87,500).


 Assume instead that you withdrew $10,000 in two separate withdrawals (on different days) of $5,000 and $5,000. Your first withdrawal of $5,000 reduces your Account Value to $75,000 ($80,000 - $5,000). Since your first withdrawal of $5,000 does not exceed your Annual Benefit Payment of $5,000, there is no Proportional Adjustment to your Benefit Base. Your second withdrawal (on a subsequent day) of $5,000 reduces your Account Value to $70,000 ($75,000 - $5,000). Since such withdrawal causes your cumulative withdrawals ($5,000 + $5,000 = $10,000) for the current Contract Year to exceed the Annual Benefit Payment of $5,000, there will be a Proportional Adjustment to the Benefit Base. The Proportional Adjustment is equal to the entire amount of the second withdrawal ($5,000) divided by the Account Value before such withdrawal ($75,000), which equals 6.7%. The Benefit Base would be reduced to $93,300 ($100,000 reduced by 6.7%).


B. ROLLUP RATE


On each contract anniversary on or before the Rollup Rate Period End Date, if no withdrawals occurred in the previous Contract Year, the Benefit Base will be increased by an amount equal to the Rollup Rate multiplied by the Benefit Base before such increase.


The Benefit Base will not be increased by the Rollup Rate if: (1) a withdrawal has occurred in the Contract Year ending immediately prior to that contract anniversary, or (2) after the Rollup Rate Period End Date. The Rollup Rate is applied before deducting any rider charge and before taking into account any Automatic Step-Up occurring on such contract anniversary.


Example:
--------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume the GLWB Withdrawal Rate is 5%, making your Annual Benefit Payment $5,000 ($100,000 x 5%).


 If your Rollup Rate is 5%, your Benefit Base will increase by 5% on each contract anniversary until the Rollup Rate Period End Date, provided that no withdrawals occur in the previous Contract Year. If a withdrawal is not taken in the first Contract Year, your Benefit Base would increase to $105,000 ($100,000 x 105%). Also, if the Benefit Base is increased by the Rollup Rate, the Annual Benefit Payment will be recalculated to $5,250 ($105,000 x 5%).


If a withdrawal is taken in any Contract Year prior to the Rollup Rate Period End Date, the Benefit Base would not be increased by the Rollup Rate on the following contract anniversary.


After the Rollup Rate Period End Date, the Benefit Base is not increased by the Rollup Rate.


C. AUTOMATIC STEP-UP


On each contract anniversary prior to your 91st birthday, an Automatic Step-Up will occur if the Account Value on that date exceeds the Benefit Base immediately before the Automatic Step-Up. An Automatic Step-Up: (1) increases the Benefit Base to the Account Value; (2) increases the Annual Benefit Payment to equal the GLWB Withdrawal Rate multiplied by the Benefit Base after the Automatic Step-Up; and (3) may increase the rider charge.

Example:
-------


 Assume you make an initial Purchase Payment of $100,000. Your initial Account Value would be $100,000 and your initial Benefit Base would be $100,000. Also assume your Annual Benefit Payment $5,000 ($100,000 x 5%) but no withdrawals have been made so the GLWB Withdrawal Rate is not determined for the life of the rider by the first withdrawal. At the first contract anniversary, assume your Account Value has increased to $110,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $100,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


 At the second contract anniversary, assume your Account Value has increased to $120,000 due to good market performance. The Automatic Step-Up will increase the Benefit Base from $110,000 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


 On the third through the eighth contract anniversaries, assume your Account Value does not exceed the Benefit Base due to poor market performance and no withdrawals are made. No Automatic Step-Up will take place on any of the third through eighth contract anniversaries; however, the Benefit Base would increase by the Rollup Rate, as described above.


 At the ninth contract anniversary, assume your Account Value has increased to $150,000 due to good market performance, which is greater than the Benefit Base immediately before the contract anniversary. The Automatic Step-Up will increase the Benefit Base from $120,000 to $150,000. Also assume that you are now at an age that the GLWB Withdrawal Rate has increased from 5% to 6%. Your Annual Benefit Payment will be reset to $9,000 ($150,000 x 6%).


ILLUSTRATIVE GLWB EXAMPLE


The graph below is an illustration that incorporates several concepts of the GLWB rider.


Please note:
------------


o The graph assumes no withdrawals occur until after the Lifetime Withdrawal
Age.


o The graph assumes no withdrawals occur until the Rollup Rate Period End Date is reached.


o The graph assumes Account Value fluctuation in order to illustrate Automatic Step-Ups, followed by Account Value decline, reducing to zero in order to illustrate lifetime income payments.


o The graph assumes that the no change in the Annual Benefit Payment when the Account Value is reduced to zero (the GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate are assumed to be the same).


o The graph shows the "Benefit Base had Automatic Step-Ups not occurred" for the purpose of illustrating the impact of Automatic Step-Ups only (i.e., Benefit Base only increased by the Rollup Rate).




[GRAPHIC APPEARS HERE]

APPENDIX G


DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2015              $100,000
   B    Account Value                                 10/1/2016              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2016           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2017              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2017              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2017              $  9,000
   G    Percentage Reduction in Account               10/2/2017                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2017              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for              As of 10/2/2017           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2017              $ 90,000
                                                                             (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2017 and 10/2/2017 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                           10/1/2015              $100,000
   B    Account Value                                      10/1/2016              $104,000
                                                 (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary              As of 10/1/2016           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                      10/1/2017              $ 90,000
                                                 (Second Contract Anniversary)

   E    Death Benefit (Highest Contract Year               10/1/2017              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                         10/2/2017              $  9,000
   G    Percentage Reduction in Account                    10/2/2017                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                     10/2/2017              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced               As of 10/2/2017           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                      10/2/2017              $ 93,600
                                                                                  (= greater of H and I)

Notes to Example
----------------


Purchaser is age 60 at issue.


The Account Values on 10/1/2017 and 10/2/2017 are assumed to be equal prior to the withdrawal.

                                     PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     --------------------

The following financial statements comprising each of the Sub-Accounts of the Separate Account are included in Part B hereof [to be updated by amendment]:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statements of Assets and Liabilities as of December 31, 2014.

3.   Statements of Operations for the year ended December 31, 2014.

4.   Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013.

5.   Notes to the Financial Statements.

The following financial statements of the Company are included in Part B hereof [to be updated by amendment]:

1.   Independent Auditors' Report.

2.   Balance Sheets as of December 31, 2014 and 2013.

3.   Statements of Operations for the years ended December 31, 2014, 2013 and 2012.

4.   Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.

5.   Statements of Stockholder's Equity for the years ended December 31, 2014, 2013 and 2012.

6.   Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.

7.   Notes to the Financial Statements.




b.            Exhibits
              --------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account (1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement (effective January 1, 2001)(6)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement (effective January 1, 2002)(6)

     (iii)    Agreement and Plan of Merger (12-01-04)(MLIDC into GAD) (8)

     (iv)     Form of Retail Sales Agreement (2-10) and Schedule of Differences (13)

     (v)      Form of Enterprise Selling Agreement 9-12 (MetLife Investors Distribution Company Sales Agreement) (27)

4.   (i)      Form of Variable Annuity Contract 6010(02/02) and Form of Contract Cover 6010 (03/07)(12)

     (ii)     Enhanced Dollar Cost Averaging Rider (3)

     (iii)    Three Month Market Entry Rider (3)

     (iv)     Death Benefit Rider - (Annual Step-Up) (3)

     (v)      Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (3)

     (vi)     Waiver of Withdrawal Charge for Terminal Illness Rider (3)

     (vii)    Unisex Annuity Rates Rider (3)

     (viii)   Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company;
              formerly First COVA Life Insurance Company) (2)

     (ix)     Individual Retirement Annuity Endorsement. 6023.1 (9/02) (6)

     (x)      Tax Sheltered Annuity Endorsement 6026.1 (9/02) (6)

     (xi)     Roth Individual Retirement Annuity Endorsement 6024.1 (9/02) (6)

     (xii)    401 (a)/403 (a) Plan Endorsement 6025.1 (9/02) (6)

     (xiii)   Simple Individual Retirement Annuity Endorsement 6276 (9/02) (6)


     (xiv)    Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1 (11/05)-I (7)

     (xv)     Death Benefit Rider - (Principal Protection) 6015 (02/02) (8)

     (xvi)    Form of Qualified Distribution Program Endorsement FMLI-RMD-NY (7/10)-E (GMIB) (14)

     (xvii)   Form of Tax-Sheltered Annuity Endorsement FMLI-398-3-I (12/08) (16)

     (xviii)  Form of Contract Schedule for the Variable Annuity Contract FMLI 6028-5 (9/10)-A (GMIB Max II) (17)

     (xix)    Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-10 (9-11) (GMIB Plus IV) (11)

     (xx)     Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-11 (9-11) (GMIB Max II) (11)

     (xxi)    Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider ML-EGMIB-NY (9-10)
              (GMIB Plus IV, GMIB Max II and GMIB Max III) (11)

     (xxii)   Form of Contract Schedule for Variable Annuity Contract FMLI 6028-5 (9-10)-A (GMIB Max III) (21)

     (xxiii)  Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-11 (12-11) (GMIB Max III) (20)

     (xxiv)   Form of 401(a)/403(a) Plan Endorsement FMLI 401-3 (5/11) (22)

     (xxv)    Form of Guaranteed Minimum Income Benefit Rider - Living Benefit FMLI 560-13 (6-12) (GMIB Max IV) (24)

     (xxvi)   Form of Contract Schedule for Guaranteed Minimum Income Benefit (GMIB) Rider FMLI-EGMIB-NY (6-12)
              (GMIB Max IV) (24)

     (xxvii)  Form of Guaranteed Withdrawal Benefit Rider FMLI 690-5 (4-13) (GWBv1) (27)

     (xxviii) Form of Guaranteed Withdrawal Benefit Rider - Withdrawal Rate Enhancement FMLI-NHR (4-13) (GWBv1) (27)

     (xxix)   Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13) (GWBv1) (27)

     (xxx)    Form of Guaranteed Minimum Income Benefit (GMIB Max V) Rider FMLI-560-14 (2-13) (GMIB Max IV) (27)

     (xxxi)   Form of Contract Schedule for Guaranteed Withdrawal Benefit Rider FMLI-GWB (4-13)-A (28)

     (xxxii)  Form of Guaranteed Lifetime Withdrawal Benefit Rider 7-4-GLWB-1 (02/15) (33)

     (xxxiii) Form of Contract Schedule 1-4-CGLWB-1-NY (02/15) (33)

5.   (i)      Form of Variable Annuity Application 4467 (6/11) APPVANY Sep 2011 (18)

     (ii)     Form of Variable Annuity Application 4467 (6/11) APPVANY Jan 2012 (21)

     (iii)    Form of Guaranteed Minimum Income Benefit Application Rider (GMIB Max III) 6722 (9/11) Jan 2012 (20)

     (iv)     Form of Guaranteed Minimum Income Benefit Application Rider (GMIB Rider) 6720 (1/11) Jan 2012 (20)

     (v)      Form of Variable Annuity Application 4467 (4/12) APPVANY Aug 2012 (25)

     (vi)     Form of Variable Annuity Application 4467 (9/12) APPVANY Nov 2012 (26)

     (vii)    Form of Variable Annuity Application 4467 (3/17) APPVANY Apr 2013 (28)

6.   (i)      Copy of Articles of Incorporation of the Company (2)

     (ii)     CopyForm of Variable Annuity Application 4467 (6/11) APPVANY Sep 2011 (18) of Amended and
              Restated Bylaws of the Company (4)

7.   (i)(a)   Automatic Reinsurance Agreement between First MetLife Investors Insurance Company and Exeter
              Reassurance Company, Ltd. (effective December 1, 2004) (22)

     (b)      Amendment No. 1 through Amendment No. 16 to Automatic Reinsurance Agreement effective as of
              December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent")and
              Exeter Reassurance Company, Ltd. (the "Reinsurer") (22)

     (c)      Amendment No. 17 through Amendment No. 19 to Automatic Reinsurance Agreement effective as of
              December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent")and
              Exeter Reassurance Company, Ltd. (the "Reinsurer") (27)


     (d)      Amendment No. 20 and Amendment No. 21 to Automatic Reinsurance Agreement effective as of
              December 1, 2004 ("Agreement") between FirstMetLife Investors Insurance Company (the "Cedent")and
              Exeter Reassurance Company, Ltd. (the "Reinsurer") (29)

     (ii)     Partial Commutation Agreement between FirstMetLife Investors Insurance Company (the "Cedent")and
              Exeter Reassurance Company, Ltd. (the "Reinsurer") (dated November 1, 2014) (31)

     (iii)    Reinsurance Agreement between FirstMetLife Investors Insurance Company and Metropolitan Life
              Insurance Company (31)

8.   (i)(a)   Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
              Investors Distribution Company and First MetLife Investors Insurance Company (3)

     (b)      Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
              Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company (dated
              May 1, 2009) (23)

     (c)      Amendment to Participation Agreement among Met Investors Series Trust, Met Investors Advisory
              Corp., MetLife Investors Distribution Company and First MetLife Investors Insurance Company(ef-
              fective April 30, 2010) (23)

     (ii)(a)  Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
              Investors Distribution Company and First MetLife Investors Insurance Company (effective August 31,
              2007) (9)

     (b)      Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC,
              MetLife Investors Distribution Company and First MetLife Investors Insurance Company (effective
              April30, 2010) (23)

9.            Opinion of Counsel (18)

10.  (i)      Consent of Independent Registered Public Accounting Firm for the Depositor and the Registrant
              (to be updated by amendment)

     (ii)     Consent of Independent Registered Public Accounting Firm for MetLife, Inc. (to be updated by amendment)

11.           Not Applicable.

12.           Not Applicable.

13.           Powers of Attorney for Eric T. Steigerwalt, Norse N. Blazzard, Kumar Das Gupta, Robert L. Davidow,
              Elizabeth M. Forget, Richard A. Hemmings, Stephen M. Kessler, Lisa S. Kuklinski, Dina R. Lumerman,
              Kieran R. Mullins, Richard C. Pearson, Thomas A. Price, Thomas J. Skelly, Peter M. Carlson and James
              J. Reilly (32)

 (1)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
              Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

 (2)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File
              Nos. 033-74174 and 811-08306) as electronically filed on May 1, 2001.

 (3)          incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96777 and 811-08306) as
              electronically filed on July 19, 2002.

 (4)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-96777 and 811-08306) as electronically filed on October 15, 2002.

 (5)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-96775 and 811-08306) as electronically filed on April 11, 2003.

 (6)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
              Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

 (7)          incorporated herein by reference to Registrant's Post-Effective Amendment No.7 to Form N-4 (File
              Nos. 333-96773 and 811-08306) as electronically filed on September 9, 2005.

 (8)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
              Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2007.

 (9)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (file
              Nos. 333-96773 and 811-08306) as electronically filed on October 31, 2007.

(10)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 22 to Form N-4 (File
              Nos. 333-96777 and 811-08306) as electronically filed on April 18, 2008.


(11)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on September 21, 2011.

(12)          incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-152450 and 811-08306) as
              electronically filed on July 22, 2008.

(13)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 29 to Form N-4 (File
              Nos. 333-96777 and 811-08306) as electronically filed on April 15, 2010.

(14)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 to Form N-4 (File
              Nos. 333-96773 and 811-08306) as electronically filed on June 15, 2010.

(15)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-169687 and 811-08306) as electronically filed on December 21, 2010.

(16)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
              Nos. 333-156646 and 811-08306) as electronically filed on March 22, 2011.

(17)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 24 to Form N-4 (File
              Nos. 333-96773 and 811-08306) as electronically filed on April 14, 2011.

(18)          incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-17691 and 811-08306) filed electronically as September 6, 2011.

(19)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on September 21, 2011.

(20)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on November 21, 2011.

(21)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on December 12, 2011.

(22)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on April 18, 2012.

(23)          incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File
              Nos.333-179240 and 811-08306) filed electronically on January 30, 2012.

(24)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on June 1, 2012.

(25)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on June 1, 2012.

(26)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on October 4, 2012.

(27)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on April 17, 2013.

(28)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 11 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on April 17, 2013.

(29)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2014.

(30)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on April 22, 2014.

(31)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 14 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on April 22, 2015.

(32)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File
              Nos. 333-176691 and 811-08306) as electronically filed on April 22, 2015.

(33)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 to Form N-4 (File
              Nos. 333-176680 and 811-08306) as electronically filed on June 3, 2015.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Eric T. Steigerwalt                    Chairman of the Board, President,
Gragg Building                         Chief Executive Officer and Director
11225 North Community House Road
Charlotte, NC 28277

Elizabeth M. Forget                    Director and Executive Vice President
1095 Avenue of the Americas
New York, NY 10036

Lisa S. Kuklinski                      Director and Vice President
1095 Avenue of the Americas
New York, NY 10036

Norse N. Blazzard                      Director
6278 North Federal Highway
Suite 390
Ft. Lauderdale, FL 33308

Kumar Das Gupta                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Robert L. Davidow                      Director
367 Stanwich Road
Greenwich, CT 06830

Richard A. Hemmings                    Director
Fidelity Life Association
1211 West 22nd Street, # 209
Oak Brook, IL 60026

Stephen M. Kessler                     Director
300 Davidson Avenue
Somerset, NJ 08873

Dina Lumerman                          Director
501 Route 22
Bridgewater, NJ 08807

Kieran R. Mullins                      Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Richard C. Pearson                     Director
598 Los Arboles Lane
San Marino, CA 91108

Thomas A. Price                        Director
66 Davidson Lane East
West Islip, NY 11795

Thomas J. Skelly                       Director
1270 W. Whitmore Ct.
Lake Forest, IL 60045

Peter M. Carlson                       Executive Vice President and Cheif Accounting Officer
1095 Avenueof the Americas
New York, NY 10036

John Peter Kyne, III                   Vice President, Director of Compliance
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

James J. Reilly                        Vice President-Finance (principal financial officer)
One Financial Center
21st Floor
Boston, MA 02111


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Tyla Reynolds                          Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Scott E. Andrews                       Vice President
4700 Westown Parkway
Suite 200
West Des Moines, IA 50266

Stewart Ashkenazy                      Vice President, Illustration Actuary
1095 Avenue of the Americas
New York, NY 10036

Roberto Baron                          Vice President
1095 Avenue of the Americas
New York, NY 10036

Wha-ning Doo                           Vice President
501 Route 22
Bridgewater, NJ 08807

Lynn A. Dumais                         Vice President
18210 Crane Nest Dr.
Tampa, FL 33647

Jeffrey P. Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gregory E. Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Karen A. Johnson                       Vice President
One Financial Center
21st Floor
Boston, MA 02111

Andrew Kaniuk                          Vice President
501 Route 22
Brdigewater, NJ 08807

Christopher A. Kremer                  Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gene L. Lunman                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Timothy McLinden                       Vice President
277 Park Avenue
46th Floor
New York, NY 10172

Mark S. Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Robert L. Staffier                     Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH DEPOSITOR
-----------------------------------    ------------------------------------

Richard A. Stevens                     Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Marian J. Zeldin                       Vice President
501 Route 22
Bridgewater, NJ 08807

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2014

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2014. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    New England Securities Corporation (MA)

D.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

E. MetLife Chile Inversiones Limitada (Chile) - 70.4345328853% of MetLife Chile Inversiones Limitada is owned by MetLife, Inc., 26.6071557459% by American Life Insurance Company ("ALICO"), 2.9583113284% is owned by Inversiones MetLife Holdco Dos Limitada and 0.0000000404% is owned by Natilportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.9969% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.0031% by International Technical and Advisory Services Limited ("ITAS").

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.99% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.01% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 99.9% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) MetLife Chile Acquisition Co. S.A. (Chile) - 45% of MetLife Chile Acquisition Co. S.A. is owned by Inversiones MetLife Holdco Dos Limitada, 45% is owned by Inversiones MetLife Holdco Tres Limitada and 10% is owned by MetLife Chile Inversiones Limitada.

                  i) Inversiones Previsionales S.A. (Chile) - 99.999% of Inversiones Previsionales S.A. is owned by MetLife Chile Acquisition Co. S.A. and 0.001% is owned by Inversiones MetLife Holdco Tres Limitada.

                        aa) AFP Provida S.A. (Chile) - 51.62% of AFP Provida S.A. is owned by Inversiones Previsionales S.A., 21.97% is owned indirectly (by means of ADR) by MetLife Chile Acquisition Co. S.A., 17.79% is owned directly by MetLife Chile Acquisition Co. S.A. and the remainder is owned by third parties.

                              1) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A. and 0.01% by Inversiones Previsionales S.A.

                                    ii)   AFP Genesis Administradora de Fondos y
                                          Fidecomisos S.A. (Ecuador) - 99.9997%
                                          of AFP Genesis Administradora de
                                          Fondos y Fidecomisos S.A. is owned by
                                          Provida Internacional S.A. and 0.0003%
                                          is owned by Inversiones Previsionales
                                          S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.9% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.1% is owned by Inversiones MetLife Holdco Dos Limitada.

F.    MetLife Securities, Inc. (DE)

G.    Enterprise General Insurance Agency, Inc. (DE)

H.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

I.    First MetLife Investors Insurance Company (NY)

J.    Newbury Insurance Company, Limited (DE)

K.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Advisers, LLC (MA)

L.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros S.A. (Argentina)- 79.3196% is owned by MetLife International Holdings, Inc., 2.6753% is owned by Natiloportem Holdings, Inc., 16.2046% by ALICO and 1.8005% by ITAS.


      6. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.662% is owned by MetLife International Holdings, Inc., 33.337% is owned by MetLife Worldwide Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.


      7.    MetLife Global, Inc. (DE)

      8. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, Inc. and 0.00002% by Natiloportem Holdings, Inc.

      9. MetLife Seguros de Retiro S.A. (Argentina) - 95.5883% is owned by MetLife International Holdings, Inc., 3.1102% is owned by Natiloportem Holdings, Inc., 1.3014% by ALICO and 0.0001% by ITAS.

      10. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 95% is owned by MetLife International Holdings Inc.

      11. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, Inc. and 4.54% is owned by Natiloportem Holdings, Inc.

            a) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, Inc. and 0.26% is held by MetLife Seguros de Retiro S.A.

      12.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Direct Co., LTD. (Japan)

            b)    MetLife Limited (Hong Kong)

                  i) BIDV MetLife Life Insurance Limited Liability Company (Vietnam) - 60% of BIDV MetLife Life Insurance Limited Liability Company is held by MetLife Limited (Hong Kong) and the remainder by third parties

      13.   MetLife International Limited, LLC (DE)

      14. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, Inc. and 0.001% is owned by Natiloportem Holdings, Inc.

      15.   MetLife Ireland Holdings One Limited (Ireland)

            a) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                  i)    MetLife Ireland Treasury Limited (Ireland)

                        aa)   MetLife General Insurance Limited (Australia)

                        bb) MetLife Insurance Limited (Australia) - 91.16468% of MetLife Insurance Limited (Australia) is owned by MetLife Ireland Treasury Limited and 8.83532% is owned by MetLife Global Holdings Corp. S.A. de C.V.

                              1)    The Direct Call Centre PTY Limited
                                    (Australia)

                              2)    MetLife Investments PTY Limited (Australia)

                                    aa)   MetLife Insurance and Investment Trust
                                          (Australia) - MetLife Insurance and
                                          Investment Trust is a trust vehicle,
                                          the trustee of which is MetLife
                                          Investments PTY Limited ("MIPL"). MIPL
                                          is a wholly owned subsidiary of
                                          MetLife Insurance Limited.

                  ii) Metropolitan Global Management, LLC (DE/Ireland) - 99.7% is owned by MetLife Global Holdings Corporation S.A. de C.V. and 0.3% is owned by MetLife International Holdings, Inc.

                        aa) MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by Metropolitan Global Management, LLC and 2.5262% is owned by MetLife International Holdings, Inc.

                        bb) MetLife Mexico Servicios, S.A. de C.V. (Mexico) - 98% is owned by Metropolitan Global Management, LLC and 2% is owned by MetLife International Holdings, Inc.

                        cc) MetLife Mexico S.A. (Mexico)- 99.050271% is owned by Metropolitan Global Management, LLC and 0.949729% is owned by MetLife International Holdings, Inc.

                              1) MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

                                    aa)    Met1 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ab)    Met2 SIEFORE, S.A. de C.V. (Mexico)-
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    ac)    MetA SIEFORE Adicional, S.A. de C.V.
                                           (Mexico)- 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ad)    Met3 SIEFORE Basica, S.A. de C.V.
                                           (Mexico) - 99.99% is owned by MetLife
                                           Afore, S.A. de C.V. and 0.01% is
                                           owned by MetLife Mexico S.A.

                                    ae)    Met4 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                                    af)    Met5 SIEFORE, S.A. de C.V. (Mexico) -
                                           99.99% is owned by MetLife Afore,
                                           S.A. de C.V. and 0.01% is owned by
                                           MetLife Mexico S.A.

                              2)    ML Capacitacion Comercial S.A. de
                                    C.V.(Mexico) - 99% is owned by MetLife
                                    Mexico S.A. and 1% is owned by MetLife
                                    Mexico Cares, S.A. de C.V.

                        dd) MetLife Saengmyoung Insurance Co. Ltd. (also known as MetLife Insurance Company of Korea Limited) (South Korea)- 14.64% is owned by MetLife Mexico, S.A. and 85.36% is owned by Metropolitan Global Management, LLC.

                        ee)   GlobalMKT S.A. (Uruguay)

      16.   MetLife Asia Limited (Hong Kong)

      17. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      18. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, Inc. and the remainder is owned by a third party.

      19. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, Inc. and the remainder by third parties.

M.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        aa)    OMI MLIC Investments Limited (Cayman Islands)

      3.    CRB Co., Inc. (MA)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office LLC (DE) - 73.0284% of Mansell Office LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

            c) Mansell Retail LLC (DE) - 73.0284% of Mansell Retail LLC is owned by MLIC Asset Holdings II LLC and 26.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuel I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    MetPark Funding, Inc. (DE)

      9.    HPZ Assets LLC (DE)

      10.   Missouri Reinsurance, Inc. (Cayman Islands)

      11.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      12.   ML New River Village III, LLC (DE)

      13.   MetLife RC SF Member, LLC (DE)

      14.   MetLife Private Equity Holdings, LLC (DE)

      15.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   MetLife Canada Solar ULC (Canada)

      16.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      17.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      18.   MetLife Investments Asia Limited (Hong Kong)

      19. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      20. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      21.   New England Life Insurance Company (MA)

      22.   General American Life Insurance Company (MO)

            a)    GALIC Holdings LLC (DE)

      23.   Corporate Real Estate Holdings, LLC (DE)

      24. Ten Park SPC (Cayman Islands) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      25.   MetLife Tower Resources Group, Inc. (DE)

      26.   Headland-Pacific Palisades, LLC (CA)

      27. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      28.   WFP 1000 Holding Company GP, LLC (DE)

      29.   White Oak Royalty Company (OK)

      30.   500 Grant Street GP LLC (DE)

      31. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      32. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

            a) HMS Master Limited Partnership (DE) - 60% LP interest of HMS Master Limited Partnership is owned by MetLife Mall Ventures Limited Partnership. A 40% LP interest is owned by a third party. Metropolitan Tower Realty Company, Inc. is the GP.

                 i)   HMS Southpark Residential LLC (DE)


      33.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Associates LLC (DE)

      34.   Euro CL Investments, LLC (DE)

      35.   MEX DF Properties, LLC (DE)

      36. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      37.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      38.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      39.   MLIC Asset Holdings LLC (DE)

      40.   85 Broad Street Mezzanine LLC (DE)

            a) 85 Broad Street LLC (DE) - 49.9% of 85 Broad Street LLC is owned by a third party.

      41.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth LLC (DE)

      42.   ML Bridgeside Apartments LLC (DE)

      43. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      44.   MLIC CB Holdings LLC (DE)

      45. Met II Office Mezzanine LLC, (FL) - 10.4167% of the membership interest is owned by Metropolitan Tower Life Insurance Company and 89.5833% is owned by Metropolitan Life Insurance Company.

            a)   Met II Office LLC (FL)

      46.   The Worthington Series Trust (DE)

      47. MetLife CC Member, LLC (DE) - 63.415% of MetLife CC Member, LLC is held by Metropolitan Life Insurance Company, 31.707% by MetLife Insurance Company USA and 4.878% by General American Life Insurance Company.

      48.   Oconee Hotel Company, LLC (DE)

      49.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      50.   1201 TAB Manager, LLC (DE)

      51. MetLife 1201 TAB Member, LLC (DE) - 69.66% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company, 27.24% is owned by MetLife Insurance Company USA and 3.10% is owned by Metropolitan Property and Casualty Insurance Company.

            a) 1201 TAB Owner, LLC (DE) - 50% of 1201 TAB Owner, LLC is owned by Metlife 1201 TAB Member, LLC and the remainder is owned by a third party. Metlife 1201 TAB Manager, LLC is the manager of 1201 TAB Owner, LLC.

      52. MetLife LHH Member, LLC (DE) - 69.23% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, 19.78% is owned by MetLife Insurance Company USA and 10.99% is owned by New
            England Life Insurance Company.

      53.   Ashton Southend GP, LLC (DE)

      54. Tremont Partners, LP (DE) - 99.9% LP interest of Tremont Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Ashton Southend GP, LLC.

      55. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      56. 10420 McKinley Partners, LP (DE) - 99.9% LP interest of 10420 McKinley Partners, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      57.   Ardrey Kell Townhomes, LLC (DE)

      58.   Boulevard Residential, LLC (DE)

      59.   465 N. Park Drive, LLC (DE)

      60.   Ashton Judiciary Square, LLC (DE)

      61. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      62. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      63.   Marketplace Residences, LLC (DE)

      64.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      65.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      66.   Haskell East Village, LLC (DE)

      67. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      68.   ML Terraces, LLC (DE)

      69.   Chestnut Flats Wind, LLC (DE)

      70.   MetLife 425 MKT Member, LLC (DE)

            a) 425 MKT, LLC (DE) - 52.5% of 425 MKT, LLC is owned by MetLife 425 MKT Member, LLC and 47.5% is owned by a third party. 425 MKT, LLC is the managing member of 425 MKT REIT, LLC.

                 i) 425 MKT REIT, LLC (DE) - 99.9% of 425 MKT REIT, LLC is owned by 425 MKT, LLC and the remaining 0.1% by third parties.

      71.   MetLife OFC Member, LLC (DE)

            a) OFC Boston, LLC (DE) - 52.5% of OFC Boston, LLC is owned by MetLife OFC Member, LLC and 47.5% is owned by a third party.

                 i) OFC REIT, LLC (DE) - 99.9% of OFC REIT, LLC is owned by OFC Boston, LLC and the remaining 0.1% is owned by third parties.

                      1)   Dewey Square Tower Associates, LLC (MA)

      72. MetLife THR Investor, LLC (DE) - 85% of MetLife THR Investor, LLC is owned by MLIC and 15% is owned by MetLife Insurance Company USA.

      73. ML Southmore, LLC (DE) - 75.12% of ML Southmore, LLC is owned by MLIC and 24.88% is owned by MetLife Insurance Company USA.

      74. ML - AI MetLife Member 1, LLC (DE) - 83.675% of the membership interest is owned by MLIC, 10.563% by MetLife Insurance Company USA and 4.801% by Metropolitan Property and Casualty Insurance Company.

            a) ML - AI Venture 1, LLC (DE) - 51% of ML-AI Venture 1, LLC is owned by ML-AI MetLife Member 1, LLC and 49% is owned by a third party. MetLife Investment Management, LLC is the asset manager.

                 i)   ML-AI 125 Wacker, LLC (DE)

      75.   MetLife CB W/A, LLC (DE)

      76. MetLife Camino Ramon Member, LLC (DE) - 78.6% of MetLife Camino Ramon Member, LLC is owned by MLIC and 21.4% is owned by MetLife Insurance Company USA.

      77.   10700 Wilshire, LLC (DE)

      78.   Viridian Miracle Mile, LLC (DE)

      79. MetLife 555 12th Member, LLC (DE) - MetLife 555 12th Member, LLC is owned at 69.4% by MLIC, 25.2% by MetLife Insurance Company USA and 5.4% by GALIC.

            a) 555 12th, LLC (DE) - 52.5% of 555 12th, LLC is owned by MetLife 555 12th Member, LLC and the remainder by a third party.

                 i)   555 12 REIT, LLC (DE)

      80.   MetLife OBS Member, LLC (DE)

          a) OBS Boston, LLC (DE) - 52.5% of OBS Boston, LLC is owned by MetLife OBS Member, LLC and the remaining by third parties

                i) OBS REIT, LLC (DE) - 99.98% of OBS REIT, LLC is owned by OBS Boston, LLC and the remaining 0.02% by third parties

                      1)    OBS BOS Services, LLC (DE)

      81.   MetLife 1007 Stewart, LLC (DE)

      82.   ML-AI MetLife Member 2, LLC (DE)

            a) ML-AI Venture 2, LLC (DE) - 50% of ML-AI Venture 2, LLC is owned by ML-AI MetLife Member 2, LLC and the remaining by third parties.

                 i)   ML-AI Normandale, LLC

      83. 655 West Broadway, LLC (DE) - 90% of 655 West Broadway, LLC is owned by MLIC and 10% by Metropolitan Tower Realty Company, Inc.

      84.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      aa)   LHCW Hotel Holding LLC (DE)

                            1)   LHCW Hotel Holding (2002) LLC (DE)

                            2)   LHCW Hotel Operating Company (2002) LLC (DE)

      85. ML Mililani Member, LLC (DE)- is owned at 70% by MLIC, 25% by MetLife Insurance Company USA and 5% by General American Life Insurance Company.

N.    MetLife Capital Trust IV (DE)

O.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    Metropolitan Connecticut Property Ventures, LLC (DE)

      3.    MetLife Canadian Property Ventures LLC (NY)

      4.    Euro TI Investments LLC (DE)

      5.    Greenwich Street Investments, L.L.C. (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      6. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      7.    MetLife USA Assignment Company (CT)

      8.    TIC European Real Estate LP, LLC (DE)

      9.    MetLife European Holdings, LLC (DE)

      10.   Euro TL Investments LLC (DE)

      11.   Corrigan TLP LLC (DE)

      12.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      13. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company USA and Metropolitan Life Insurance Company.

      14.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      15.   TLA Holdings II LLC (DE)

      16.   TLA Holdings III LLC (DE)

      17. MetLife Greenstone Southeast Ventures, LLC (DE) - 95% of MetLife Greenstone Southeast Venture, LLC is owned by MetLife Insurance Company USA and 5% is owned by Metropolitan Connecticut Properties Ventures, LLC.

            a)    MLGP Lakeside, LLC (DE)

      18. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

P.    MetLife Reinsurance Company of South Carolina (SC)

Q.    MetLife Investment Management, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by MetLife Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 87.77% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.54% is owned by MetLife Insurance Company of Korea Limited, 2.67% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 23.7%, General American Life Insurance Company owns 0.1% and MetLife Insurance Company USA owns 0.2%.

                i)   MetLife Core Property REIT, LLC (DE)

                     aa) MetLife Core Property Holdings, LLC (DE) - MetLife Core Property Holdings, LLC holds the following single-property limited liability companies: MCP 7 Riverway, LLC; MCP SoCal Industrial-Redondo, LLC; MCP SoCal Industrial-Springdale, LLC; MCP SoCal Industrial-Concourse, LLC; MCP SoCal Industrial-Kellwood, LLC; MCP SoCal Industrial-Bernado, LLC; MCP SoCal Industrial-Canyon, LLC; MCP SoCal Industrial-Anaheim, LLC; MCP SoCal Industrial-LAX, LLC; MCP SoCal Industrial-Fullerton, LLC; MCP SoCal Industrial-Ontario, LLC; MCP SoCal Industrial-Loker, LLC; MCP Paragon Point, LLC; MCP 4600 South Syracuse, LLC; MCP The Palms at Doral, LLC; MCP Waterford Atrium, LLC; MCP EnV Chicago, LLC; MCP 100 Congress, LLC; MCP 1900 McKinney, LLC; MCP 550 West Washington, LLC; MCP Main Street Village, LLC; MCP Lodge At Lakecrest, LLC; MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC; MCP Plaza at Legacy, LLC; MCP VOA Holdings, LLC; MCP VOA I & III, LLC and MCP VOA II, LLC.

R.    MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

S.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.

T.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

U.    MetLife Capital Trust X (DE)

V.    Cova Life Management Company (DE)

W.    MetLife Reinsurance Company of Charleston (SC)

X.    MetLife Reinsurance Company of Vermont (VT)

Y.    Delaware American Life Insurance Company (DE)

Z.    Federal Flood Certification LLC (TX)

AA.   American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        aa) ZAO Master D (Russia)

                           1) Closed Joint Stock Company MetLife Insurance
                              Company (Russia) - 51% of Closed Joint Stock
                              Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                           1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv)  MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)   MetLife Bulgaria Services EOOD (Bulgaria)

                   vi)  MetLife Investment Management Limited (United Kingdom)

                   vii) MetLife EU Holding Company Limited (Ireland)

                       aa) MetLife Europe Limited (Ireland) - 93% of MetLife
                           Europe Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       bb) Agenvita S.r.l. (Italy)

                       cc) MetLife Europe Insurance Limited (Ireland)- 93% of
                           MetLife Europe Insurance Limited is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       dd) MetLife Europe Services Limited (Ireland)

                       ee) MetLife Insurance Limited (United Kingdom)

                       ff) MetLife Limited (United Kingdom)

                       gg) MetLife Services, Sociedad Limitada (Spain)

                       hh) MetLife Slovakia s.r.o. (Slovakia) - 99.956% of
                           MetLife Slovakia s.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       ii) MetLife Solutions S.A.S. (France)

                       jj) Metlife Biztosito Zrt. (Hungary)

                           1) First American-Hungarian Insurance Agency Limited
                              (Hungary)

                       kk) Metropolitan Life Asigurari S.A. (Romania) -
                           99.9982018% of Metropolitan Life Asigurari S.A. is owned by MetLife EU Holding Company Limited and the remaining 0.0017982% is owned by ITAS.

                           1) MetLife Societate de Administrare a unui Fond de
                              Pensii Administrat Privat S.A. (Romania) -
                              99.9836% of MetLife Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by Metropolitan Life Asigurari S.A. and 0.0164% is owned by MetLife Services Sp z.o.o.

                           2) Metropolitan Life Training and Consulting S.R.L.
                              (Romania)

                           3) APF Societate de Administrare a Fondurilor De
                              Pensii Facultative (APF) (Romania) - 99.99% of APF is owned by Metropolitan Life Asigurari S.A. and 0.01% is owned by ITAS.

                       ll) MetLife AMSLICO poist'ovna, a.s. (Slovakia)

                           1) ALICO Funds Central Europe sprav. spol., a.s.
                              (Slovakia)

                       mm) MetLife pojist'ovna a.s. (Czech Republic)

                       nn) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           1) MetLife Services Sp z.o.o. (Poland)

                           2) MetLife Towarzystwo Funduszy Inwestycyjnych,
                              S.A. (Poland)

                           3) MetLife Powszechne Towarzystwo Emerytalne S.A.
                              (Poland) - 50% of MetLife Powszechne Towarzystwo Emerytalne S.A. is owned by MetLife Towarzystwo Ubezpieczen na Zycie I Reasekuracji S.A. and the remaining 50% is owned by MetLife EU Holding Company Limited.

                       oo) MetLife Holdings (Cyprus) Limited (Cyprus)

                           1) American Life Insurance Company (CY) Limited
                              (Cyprus)

                           2) Hellenic Alico Life Insurance Company, Ltd.
                              (Cyprus) - 27.5% of Hellenic Alico Life Insurance Company, Ltd. Is owned by American Life Insurance Company (CY) and the remaining is owned by a third party.

                       pp) ALICO Bulgaria Zhivotozastrahovat elno Druzhestvo EAD
                           (Bulgaria)

                       qq) MetLife Life Insurance S.A. (Greece)

                           1) MetLife Mutual Fund S.A. (Greece) - 90% of MetLife
                              Mutual Fund S.A. is owned by MetLife Life
                              Insurance S.A. (Greece) and the remaining interests are owned by third parties.

      3. Pharaonic American Life Insurance Company (Egypt) - 84.125% of Pharaonic American Life Insurance Company is owned by ALICO and the remaining interests are owned by third parties.

      4. IGI Life Insurance Limited (Pakistan) - 12.296% of IGI Life Insurance Limited is owned by ALICO and the remaining is owned by third parties.

      5.    International Investment Holding Company Limited (Russia)

      6. MetLife Akcionarsko Drustvo za Zivotno Osiguranje (Serbia) - 99.98% of MetLife Akcionarska Drustvoza za Zivotno Osiguranje is owned by ALICO and the remaining 0.02% is owned by ITAS.

      7.    ALICO Management Services Limited (United Kingdom)

      8. PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife Ukraine is owned by ALICO, 0.0006% is owned by ITAS and the remaining 0.0006% is owned by Borderland Investment Limited.

      9.    Borderland Investment Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      10. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      11.   ALICO Operations Inc. (USA-Delaware)

            a)    MetLife Asset Management Corp. (Japan)

      12. MetLife Colombia Seguros de Vida S.A. (Colombia) - 90.9999942% of MetLife Colombia Seguros de Vida S.A. is owned by ALICO, 9.0000011% is owned by ITAS, 0.0000016% is owned by Borderland Investments Limited, 0.0000016% by MetLife International Holdings, Inc. and 0.0000016% by Natiloportem Holdings, Inc..

      13. MetLife Mas, S.A. de C.V. (Mexico) - 99.9997546% of MetLife Mas, SA de CV is owned by ALICO and 0.0002454% is owned by ITAS.

      14. MetLife Seguros S.A. (Uruguay) - 74.9187% of MetLife Seguros S.A. is owned by ALICO, 25.0798% by MetLife, Inc. and 0.0015% by a third party (Oscar Schmidt).

      15. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      16.   Alpha Properties, Inc. (USA-Delaware)

      17.   Beta Properties, Inc. (USA-Delaware)

      18.   Delta Properties Japan, Inc. (USA-Delaware)

      19.   Epsilon Properties Japan, Inc. (USA-Delaware)

      20.   Iris Properties, Inc. (USA-Delaware)

      21.   Kappa Properties Japan, Inc. (USA-Delaware)

      22. UBB Zhivotozastrahovatelno Drujestvo AD (Bulgaria) - 40% of UBB Zhivotozastrahovatelno Drujestvo AD is owned by ALICO and the remaining by third parties.

      23. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties.

AB.   MetLife Global Benefits, Ltd. (Cayman Islands)

AC. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.999338695% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.00065469% is owned by MetLife International Holdings, Inc. and 0.000006613% is owned by Natiloportem.

AD.   MetLife Consumer Services, Inc. (DE)

AE.   MetLife Reinsurance Company of Delaware (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of April 30, 2015, there were 23,241 owners of qualified contracts and 13,696 owners of non-qualified contracts offered by the Registrant (First MetLife Investors Variable Annuity Account One).


ITEM 28. INDEMNIFICATION


As described in their respective governing documents, MetLife, Inc. (the ultimate parent of the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), each of which is incorporated in the State of Delaware, and the Depositor, which is incorporated in the State of New York shall indemnify any person who is made or is threatened to be made a party to any civil or criminal suit, or any administrative or investigative proceeding, by reason of that person's service as a director, officer, or agent of the respective company, under certain circumstances, against liabilities and expenses incurred by such person (except, with respect to the Depositor, as described below regarding MetLife Employees).

As described in its governing documents, the Underwriter, which is incorporated in the state of Missouri, may indemnify, under certain circumstances, any person who is made a party to any civil or criminal suit, or made a subject of any administrative or investigative proceeding by reason of the fact that he is or was a director, officer, or agent of the Underwriter. The Underwriter also has such other and further powers of indemnification as are not inconsistent with the laws of Missouri.

MetLife, Inc. also has adopted a policy to indemnify employees ("MetLife Employees") of MetLife, Inc. or its affiliates ("MetLife"), including any MetLife Employees serving as directors or officers of the Depositor or the Underwriter. Under the policy, MetLife, Inc. will, under certain circumstances, indemnify MetLife Employees for losses and expenses incurred in connection with legal actions threatened or brought against them as a result of their service to MetLife. The policy excludes MetLife directors and others who are not MetLife Employees, whose rights to indemnification, if any, are as described in the charter, bylaws or other arrangement of the relevant company.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


    Met Investors Series Trust
       MetLife Investors USA Separate Account A
       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Life Account One

       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six
       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance
       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E
       Metropolitan Series Fund
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two
       Metropolitan Life Separate Account UL
       Paragon Separate Account A
       Paragon Separate Account B
       Paragon Separate Account C
       Paragon Separate Account D
       Metropolitan Life Variable Annuity Separate Account II
       Metropolitan Life Variable Annuity Separate Account I
       New England Life Retirement Investment Account
       New England Variable Annuity Fund I
       New England Variable Annuity Separate Account
       New England Variable Life Separate Account
       Separate Account No. 13S

  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 1095 Avenue of the Americas, New York, NY 10036.



NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------

Elizabeth M. Forget                    Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Paul A. LaPiana                        Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Gerard J. Nigro                        Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lance Carlson                          President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Kieran R. Mullins                      Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Barbara A. Dare                        Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


NAME AND PRINCIPAL BUSINESS ADDRESS    POSITIONS AND OFFICES WITH UNDERWRITER
-----------------------------------    --------------------------------------

Donald Leintz                          Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John P. Kyne, III                      Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

John G. Martinez                       Vice President and Chief Financial Officer
18210 Crane Nest Drive
Tampa, FL 33647

Tyla L. Reynolds                       Vice President and Secretary
600 North King Street
Wilmington, DE 19801

Marlene B. Debel                       Treasurer
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:



                   (1)                            (2)               (3)             (4)            (5)
                                            NET UNDERWRITING
                                             DISCOUNTS AND      COMPENSATION     BROKERAGE        OTHER
NAME OF PRINCIPAL UNDERWRITER                 COMMISSIONS      ON REDEMPTION    COMMISSIONS    COMPENSATION
-----------------------------------------  -----------------  ---------------  -------------  -------------

 MetLife Investors Distribution Company      $30,378,728           $0              $0             $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 47000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036


    (e) First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166


    (f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


    (g) MetLife, One Financial Center, Boston, MA 02111


    (h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has caused this Registration Statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 2nd day of June, 2015.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By:  FIRST METLIFE INVESTORS INSURANCE COMPANY

By:  /s/ Gregory E. Illson
     -----------------------------------
     Gregory E. Illson
     Vice President

By:  FIRST METLIFE INVESTORS INSURANCE COMPANY
     (Depositor)

By:  /s/ Gregory E. Illson
     -----------------------------------
     Gregory E. Illson
     Vice President

     As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on June 2, 2015.

/s/ Eric T. Steigerwalt*              Director, Chairman of the Board, President
----------------------------------    and Chief Executive Officer
Eric T. Steigerwalt

s/ Peter M. Carlson*                  Executive Vice President and Chief
----------------------------------    Accounting Officer
Peter M. Carlson

/s/ Elizabeth M. Forget*              Director and Executive Vice President
----------------------------------
Elizabeth M. Forget

/s/ Lisa S. Kuklinski*                Director and Vice President
----------------------------------
Lisa S. Kuklinski

/s/ James J. Reilly*                  Vice President-Finance
----------------------------------    (principal financial officer)
James J. Reilly

/s/ Norse N. Blazzard*                Director
----------------------------------
Norse N. Blazzard

/s/ Kumar Das Gupta*                  Director
----------------------------------
Kumar Das Gupta

/s/ Robert L. Davidow*                Director
----------------------------------
Robert L. Davidow

/s/ Richard A. Hemmings*              Director
----------------------------------
Richard A. Hemmings

/s/ Stephen M. Kessler*               Director
----------------------------------
Stephen M. Kessler

/s/ Dina R. Lumerman*                 Director
----------------------------------
Dina R. Lumerman

/s/ Kieran R. Mullins*                Director
----------------------------------
Kieran R. Mullins

/s/ Richard C. Pearson*               Director
----------------------------------
Richard C. Pearson

/s/ Thomas A. Price*                  Director
----------------------------------
Thomas A. Price

/s/ Thomas J. Skelly*                 Director
----------------------------------
Thomas J. Skelly

*By: /s/ Michele H. Abate
     ----------------------------------
     Michele H. Abate, Attorney-In-Fact
     June 2, 2015

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File Nos. 333-176691/811-08306) filed as
Exhibit 13 on April 22, 2015.